                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-4647
                                   ------------


                   RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota               55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     8/31
                         --------------
Date of reporting period:    8/31
                         --------------

   Annual Report

                                                        RIVERSOURCE [LOGO](SM)
                                                              INVESTMENTS

   RIVERSOURCE(SM) CALIFORNIA TAX-EXEMPT FUND
   RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND
   RIVERSOURCE MICHIGAN TAX-EXEMPT FUND
   RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
   RIVERSOURCE NEW YORK TAX-EXEMPT FUND
   RIVERSOURCE OHIO TAX-EXEMPT FUND

------------------------------------------------------------------------------

   ANNUAL REPORT FOR
   THE PERIOD ENDED
   AUG. 31, 2006

>  EACH FUND SEEKS TO PROVIDE
   SHAREHOLDERS WITH A HIGH LEVEL
   OF INCOME GENERALLY EXEMPT
   FROM FEDERAL INCOME TAX AS
   WELL AS FROM THE RESPECTIVE
   STATE AND LOCAL INCOME TAX.

------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot ..............................................3-14
  RiverSource California Tax-Exempt Fund ......................3
  RiverSource Massachusetts Tax-Exempt Fund ...................5
  RiverSource Michigan Tax-Exempt Fund ........................7
  RiverSource Minnesota Tax-Exempt Fund .......................9
  RiverSource New York Tax-Exempt Fund .......................11
  RiverSource Ohio Tax-Exempt Fund............................13

Performance Summary .......................................15-26
  RiverSource California Tax-Exempt Fund .................... 15
  RiverSource Massachusetts Tax-Exempt Fund ................. 17
  RiverSource Michigan Tax-Exempt Fund ...................... 19
  RiverSource Minnesota Tax-Exempt Fund ..................... 21
  RiverSource New York Tax-Exempt Fund ...................... 23
  RiverSource Ohio Tax-Exempt Fund .......................... 25

Questions & Answers
   with Portfolio Management .................................27

The Fund's Long-term Performance ..........................32-43
  RiverSource California Tax-Exempt Fund .....................32
  RiverSource Massachusetts Tax-Exempt Fund ..................34
  RiverSource Michigan Tax-Exempt Fund .......................36
  RiverSource Minnesota Tax-Exempt Fund ......................38
  RiverSource New York Tax-Exempt Fund .......................40
  RiverSource Ohio Tax-Exempt Fund ...........................42

Investments in Securities .................................44-79
  RiverSource California Tax-Exempt Fund .....................44
  RiverSource Massachusetts Tax-Exempt Fund ..................51
  RiverSource Michigan Tax-Exempt Fund .......................56
  RiverSource Minnesota Tax-Exempt Fund ......................61
  RiverSource New York Tax-Exempt Fund .......................69
  RiverSource Ohio Tax-Exempt Fund ...........................75

Financial Statements .........................................80

Notes to Financial Statements ................................91

Report of Independent Registered
   Public Accounting Firm ...................................129

Federal Income Tax Information ..............................131

Fund Expenses Examples ......................................137

Board Members and Officers ..................................144

Approval of Investment Management
   Services Agreement .......................................147

Proxy Voting ................................................147

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


------------------------------------------------------------------------------

2  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource California Tax-Exempt Fund

------------------------------------------------------------------------------
FUND OVERVIEW
------------------------------------------------------------------------------

For California investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

------------------------------------------------------------------------------
QUALITY BREAKDOWN
------------------------------------------------------------------------------

Percentage of bond portfolio assets

AAA bonds                                 55.8%
AA bonds                                   8.3%
A bonds                                   25.4%          [PIE CHART]
BBB bonds                                  8.7%
Non-investment grade bonds                 1.8%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. 2.3% of the portfolio rating above was determined through internal analysis.

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.    LONG
                   X   HIGH
                       MEDIUM   QUALITY
                       LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
PORTFOLIO MANAGER
------------------------------------------------------------------------------

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                        14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.


There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  3

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource California Tax-Exempt Fund

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

                                            TICKER SYMBOL       INCEPTION DATE
Class A                                         ICALX                  8/18/86
Class B                                         ACABX                  3/20/95
Class C                                            --                  6/26/00

Total net assets                                               $ 181.2 million

Number of holdings                                                         107

Effective maturity(1)                                               14.5 years

Effective duration(2)                                                6.6 years

Weighted average bond rating(3)                                             AA

------------------------------------------------------------------------------
SEC YIELDS
------------------------------------------------------------------------------

                                         AT AUG. 31, 2006   AT SEPT. 29, 2006*
Class A                                       3.27%               3.20%
Class B                                       2.67%               2.60%
Class C                                       2.68%               2.60%

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

*     The last business day of the period.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 16 for additional performance information.


------------------------------------------------------------------------------

4  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Massachusetts Tax-Exempt Fund

------------------------------------------------------------------------------
FUND OVERVIEW
------------------------------------------------------------------------------

For Massachusetts investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

------------------------------------------------------------------------------
QUALITY BREAKDOWN
------------------------------------------------------------------------------

Percentage of bond portfolio assets

AAA bonds                                 71.8%
AA bonds                                  23.9%
A bonds                                    1.9%          [PIE CHART]
BBB bonds                                  2.4%
Non-investment grade bonds                   -%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. 1.6% of the portfolio rating above was determined through internal analysis.

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.    LONG
                   X   HIGH
                       MEDIUM   QUALITY
                       LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
PORTFOLIO MANAGER
------------------------------------------------------------------------------

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                        14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  5

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Massachusetts Tax-Exempt Fund

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

                                            TICKER SYMBOL       INCEPTION DATE
Class A                                         IDMAX                   7/2/87
Class B                                         AXMBX                  3/20/95
Class C                                            --                  6/26/00

Total net assets                                                $ 58.6 million

Number of holdings                                                          58

Effective maturity(1)                                               11.8 years

Effective duration(2)                                                6.6 years

Weighted average bond rating(3)                                            AA+

------------------------------------------------------------------------------
SEC YIELDS
------------------------------------------------------------------------------

                                         AT AUG. 31, 2006   AT SEPT. 29, 2006*
Class A                                          3.14%            3.08%
Class B                                          2.55%            2.48%
Class C                                          2.55%            2.48%

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

*     The last business day of the period.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 18 for additional performance information.


------------------------------------------------------------------------------

6  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Michigan Tax-Exempt Fund

------------------------------------------------------------------------------
FUND OVERVIEW
------------------------------------------------------------------------------

For Michigan investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

------------------------------------------------------------------------------
QUALITY BREAKDOWN
------------------------------------------------------------------------------

Percentage of bond portfolio assets

AAA bonds                                 72.9%
AA bonds                                  17.1%
A bonds                                    6.1%          [PIE CHART]
BBB bonds                                  3.9%
Non-investment grade bonds                   -%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. 1.0% of the portfolio rating above was determined through internal analysis.

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.    LONG
                   X   HIGH
                       MEDIUM   QUALITY
                       LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
PORTFOLIO MANAGER
------------------------------------------------------------------------------

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                        14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  7

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Michigan Tax-Exempt Fund

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

                                            TICKER SYMBOL       INCEPTION DATE
Class A                                         INMIX                   7/2/87
Class B                                            --                  3/20/95
Class C                                            --                  6/26/00

Total net assets                                                $ 49.8 million

Number of holdings                                                          60

Effective maturity(1)                                               11.1 years

Effective duration(2)                                                6.2 years

Weighted average bond rating(3)                                            AA+

------------------------------------------------------------------------------
SEC YIELDS
------------------------------------------------------------------------------

                                         AT AUG. 31, 2006   AT SEPT. 29, 2006*
Class A                                       3.09%               3.01%
Class B                                       2.49%               2.40%
Class C                                       2.48%               2.40%

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

*     The last business day of the period.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 20 for additional performance information.


------------------------------------------------------------------------------

8  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Minnesota Tax-Exempt Fund

------------------------------------------------------------------------------
FUND OVERVIEW
------------------------------------------------------------------------------

For Minnesota investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

------------------------------------------------------------------------------
QUALITY BREAKDOWN
------------------------------------------------------------------------------

Percentage of bond portfolio assets

AAA bonds                                 63.8%
AA bonds                                  18.2%
A bonds                                    9.7%          [PIE CHART]
BBB bonds                                  6.1%
Non-investment grade bonds                 2.2%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. 1.7% of the portfolio rating above was determined through internal analysis.

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.    LONG
                   X   HIGH
                       MEDIUM   QUALITY
                       LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
PORTFOLIO MANAGER
------------------------------------------------------------------------------

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                        14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  9

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Minnesota Tax-Exempt Fund

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

                                            TICKER SYMBOL       INCEPTION DATE
Class A                                         IMNTX                  8/18/86
Class B                                         IDSMX                  3/20/95
Class C                                            --                  6/26/00

Total net assets                                               $ 346.2 million

Number of holdings                                                         133

Effective maturity(1)                                               11.5 years

Effective duration(2)                                                6.4 years

Weighted average bond rating(3)                                            AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


------------------------------------------------------------------------------
SEC YIELDS
------------------------------------------------------------------------------

                                         AT AUG. 31, 2006   AT SEPT. 29, 2006*
Class A                                       3.23%               3.13%
Class B                                       2.62%               2.53%
Class C                                       2.63%               2.53%

*     The last business day of the period.



The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 22 for additional performance information.


------------------------------------------------------------------------------

10  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource New York Tax-Exempt Fund

------------------------------------------------------------------------------
FUND OVERVIEW
------------------------------------------------------------------------------

For New York investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

------------------------------------------------------------------------------
QUALITY BREAKDOWN
------------------------------------------------------------------------------

Percentage of bond portfolio assets

AAA bonds                                 49.2%
AA bonds                                  39.2%          [PIE CHART]
A bonds                                    5.2%
BBB bonds                                  6.4%
Non-investment grade bonds                   -%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. 0.4% of the portfolio rating above was determined through internal analysis.

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.    LONG
                   X   HIGH
                       MEDIUM   QUALITY
                       LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
PORTFOLIO MANAGER
------------------------------------------------------------------------------

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                        14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.


There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  11

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource New York Tax-Exempt Fund

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

                                            TICKER SYMBOL       INCEPTION DATE
Class A                                         INYKX                  8/18/86
Class B                                            --                  3/20/95
Class C                                            --                  6/26/00

Total net assets                                                $ 71.1 million

Number of holdings                                                          76

Effective maturity(1)                                               14.3 years

Effective duration(2)                                                7.2 years

Weighted average bond rating(3)                                             AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


------------------------------------------------------------------------------
SEC YIELDS
------------------------------------------------------------------------------

                                         AT AUG. 31, 2006   AT SEPT. 29, 2006*
Class A                                       3.20%               3.10%
Class B                                       2.61%               2.50%
Class C                                       2.61%               2.50%

*     The last business day of the period.


The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 24 for additional performance information.


------------------------------------------------------------------------------

12  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Ohio Tax-Exempt Fund

------------------------------------------------------------------------------
FUND OVERVIEW
------------------------------------------------------------------------------

For Ohio investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

------------------------------------------------------------------------------
QUALITY BREAKDOWN
------------------------------------------------------------------------------

Percentage of bond portfolio assets

AAA bonds                                 58.5%
AA bonds                                  29.6%          [PIE CHART]
A bonds                                    7.4%
BBB bonds                                  4.5%
Non-investment grade bonds                   -%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. 1.1% of the portfolio rating above was determined through internal analysis.

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.    LONG
                  X    HIGH
                       MEDIUM   QUALITY
                       LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
PORTFOLIO MANAGER
------------------------------------------------------------------------------

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                        14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.


There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  13

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Ohio Tax-Exempt Fund

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

                                            TICKER SYMBOL       INCEPTION DATE
Class A                                         IOHIX                   7/2/87
Class B                                            --                  3/20/95
Class C                                            --                  6/26/00

Total net assets                                                $ 48.7 million

Number of holdings                                                          61

Effective maturity(1)                                               12.6 years

Effective duration(2)                                                6.6 years

Weighted average bond rating(3)                                            AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


------------------------------------------------------------------------------
SEC YIELDS
------------------------------------------------------------------------------

                                         AT AUG. 31, 2006   AT SEPT. 29, 2006*
Class A                                       3.17%               3.06%
Class B                                       2.57%               2.45%
Class C                                       2.57%               2.45%

*     The last business day of the period.


The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 26 for additional performance information.


------------------------------------------------------------------------------

14  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

                                 RIVERSOURCE
                          CALIFORNIA TAX-EXEMPT FUND
                            PERFORMANCE COMPARISON
                       For the year ended Aug. 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  RiverSource
  California        Lehman Brothers                             Lipper
Tax-Exempt Fund      California 2       Lehman Brothers       California
    Class A            Plus Year           Municipal           Municipal
  (excluding        Municipal Bond        Bond Index          Debt Funds
 sales charge)     Index (unmanaged)      (unmanaged)      Index (unmanaged)
    +2.64%              +3.36%              +3.03%              +3.20%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  15

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund

AT AUG. 31, 2006

                                                                                    SINCE
Without sales charge                  1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION
-------------------------------------------------------------------------------------------
Class A (inception date 8/18/86)       +2.64%     +5.11%     +4.31%      +5.13%     +5.92%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       +2.06%     +4.39%     +3.53%      +4.34%     +4.38%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +2.07%     +4.39%     +3.52%        N/A      +4.61%
-------------------------------------------------------------------------------------------
With sales charge
-------------------------------------------------------------------------------------------
Class A (inception date 8/18/86)       -2.23%     +3.42%     +3.30%      +4.62%     +5.66%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       -2.83%     +3.15%     +3.19%      +4.34%     +4.38%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +1.09%     +4.39%     +3.52%        N/A      +4.61%
-------------------------------------------------------------------------------------------

AT SEPT. 30, 2006

                                                                                    SINCE
Without sales charge                  1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION
-------------------------------------------------------------------------------------------
Class A (inception date 8/18/86)       +4.03%     +4.40%     +4.50%      +5.05%     +5.93%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       +3.45%     +3.68%     +3.75%      +4.26%     +4.40%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +3.45%     +3.68%     +3.75%        N/A      +4.65%
-------------------------------------------------------------------------------------------
With sales charge
-------------------------------------------------------------------------------------------
Class A (inception date 8/18/86)       -0.91%     +2.72%     +3.49%      +4.53%     +5.%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       -1.51%     +2.45%     +3.41%      +4.26%     +4.40%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +2.46%     +3.68%     +3.75%        N/A      +4.65%
-------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC.


------------------------------------------------------------------------------

16  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

                                  RIVERSOURCE
                         MASSACHUSETTS TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended Aug. 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  RiverSource       Lehman Brothers
 Massachusetts      Massachusetts 3         Lehman              Lipper
Tax-Exempt Fund        Plus Year           Brothers          Massachusetts
    Class A        Enhanced Municipal      Municipal           Municipal
  (excluding           Bond Index         Bond Index       Debt Funds Index
 sales charge)        (unmanaged)         (unmanaged)         (unmanaged)
    +2.12%               +2.80%             +3.03%              +2.61%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  17

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

RiverSource Massachusetts Tax-Exempt Fund

AT AUG. 31, 2006

                                                                                    SINCE
Without sales charge                  1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION
-------------------------------------------------------------------------------------------
Class A (inception date 7/2/87)        +2.12%     +4.18%     +3.83%      +4.74%     +5.79%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       +1.35%     +3.39%     +3.05%      +3.95%     +4.04%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +1.16%     +3.33%     +3.01%        N/A      +4.19%
-------------------------------------------------------------------------------------------
With sales charge
-------------------------------------------------------------------------------------------
Class A (inception date 7/2/87)        -2.73%     +2.50%     +2.82%      +4.23%     +5.52%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       -3.56%     +2.12%     +2.69%      +3.95%     +4.04%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +0.18%     +3.33%     +3.01%        N/A      +4.19%
-------------------------------------------------------------------------------------------

AT SEPT. 30, 2006

                                                                                    SINCE
Without sales charge                  1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION
-------------------------------------------------------------------------------------------
Class A (inception date 7/2/87)        +3.84%     +3.47%     +4.01%      +4.64%     +5.80%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       +3.06%     +2.69%     +3.23%      +3.86%     +4.06%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +3.06%     +2.69%     +3.23%        N/A      +4.26%
-------------------------------------------------------------------------------------------
With sales charge
-------------------------------------------------------------------------------------------
Class A (inception date 7/2/87)        -1.09%     +1.80%     +3.00%      +4.14%     +5.53%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       -1.93%     +1.43%     +2.87%      +3.86%     +4.06%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +2.06%     +2.69%     +3.23%        N/A      +4.26%
-------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC.


------------------------------------------------------------------------------

18  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

                                 RIVERSOURCE
                           MICHIGAN TAX-EXEMPT FUND
                            PERFORMANCE COMPARISON
                       For the year ended Aug. 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  RiverSource                                                   Lipper
   Michigan         Lehman Brothers         Lehman             Michigan
  Tax-Exempt            Michigan           Brothers           Municipal
  Fund Class           Municipal           Municipal          Debt Funds
 A (excluding          Bond Index         Bond Index            Index
 sales charge)        (unmanaged)         (unmanaged)        (unmanaged)
    +2.56%               +2.93%             +3.03%              +2.57%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  19

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

RiverSource Michigan Tax-Exempt Fund

AT AUG. 31, 2006

                                                                                    SINCE
Without sales charge                  1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION
-------------------------------------------------------------------------------------------
Class A (inception date 7/2/87)        +2.56%     +4.43%     +4.11%      +4.79%     +5.95%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       +1.97%     +3.70%     +3.37%      +4.02%     +4.12%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +1.97%     +3.70%     +3.36%        N/A      +4.51%
-------------------------------------------------------------------------------------------
With sales charge
-------------------------------------------------------------------------------------------
Class A (inception date 7/2/87)        -2.31%     +2.75%     +3.11%      +4.28%     +5.69%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       -2.96%     +2.45%     +3.02%      +4.02%     +4.12%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +0.98%     +3.70%     +3.36%        N/A      +4.51%
-------------------------------------------------------------------------------------------

AT SEPT. 30, 2006

                                                                                    SINCE
Without sales charge                  1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION
-------------------------------------------------------------------------------------------
Class A (inception date 7/2/87)        +3.92%     +3.64%     +4.33%      +4.71%     +5.96%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       +3.33%     +2.92%     +3.54%      +3.94%     +4.15%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +3.33%     +2.92%     +3.54%        N/A      +4.55%
-------------------------------------------------------------------------------------------
With sales charge
-------------------------------------------------------------------------------------------
Class A (inception date 7/2/87)        -1.02%     +1.97%     +3.32%      +4.20%     +5.70%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       -1.66%     +1.67%     +3.20%      +3.94%     +4.15%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +2.33%     +2.92%     +3.54%        N/A      +4.55%
-------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC.


------------------------------------------------------------------------------

20  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

                                 RIVERSOURCE
                          MINNESOTA TAX-EXEMPT FUND
                            PERFORMANCE COMPARISON
                       For the year ended Aug. 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  RiverSource       Lehman Brothers                             Lipper
   Minnesota          Minnesota 3           Lehman            Minnesota
Tax-Exempt Fund        Plus Year           Brothers           Municipal
    Class A             Enhanced           Municipal          Debt Funds
  (excluding         Municipal Bond       Bond Index            Index
 sales charge)     Index (unmanaged)      (unmanaged)        (unmanaged)
    +2.46%               +3.03%             +3.03%              +2.72%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  21

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

AT AUG. 31, 2006

                                                                                    SINCE
Without sales charge                  1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION
-------------------------------------------------------------------------------------------
Class A (inception date 8/18/86)       +2.46%     +4.24%     +4.23%      +5.00%     +5.97%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       +1.69%     +3.45%     +3.45%      +4.21%     +4.31%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +1.69%     +3.45%     +3.44%        N/A      +4.45%
-------------------------------------------------------------------------------------------
With sales charge
-------------------------------------------------------------------------------------------
Class A (inception date 8/18/86)       -2.40%     +2.56%     +3.22%      +4.49%     +5.71%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       -3.25%     +2.19%     +3.09%      +4.21%     +4.31%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +0.70%     +3.45%     +3.44%        N/A      +4.45%
-------------------------------------------------------------------------------------------

AT SEPT. 30, 2006

                                                                                    SINCE
Without sales charge                  1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION
-------------------------------------------------------------------------------------------
Class A (inception date 8/18/86)       +4.02%     +3.50%     +4.41%      +4.93%     +5.98%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       +3.24%     +2.73%     +3.63%      +4.14%     +4.33%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +3.23%     +2.72%     +3.62%        N/A      +4.50%
-------------------------------------------------------------------------------------------
With sales charge
-------------------------------------------------------------------------------------------
Class A (inception date 8/18/86)       -0.92%     +1.84%     +3.40%      +4.42%     +5.72%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       -1.76%     +1.46%     +3.28%      +4.14%     +4.33%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +2.23%     +2.72%     +3.62%        N/A      +4.50%
-------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC.


------------------------------------------------------------------------------

22  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

                                 RIVERSOURCE
                           NEW YORK TAX-EXEMPT FUND
                            PERFORMANCE COMPARISON
                       For the year ended Aug. 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource New     Lehman Brothers         Lehman         Lipper New York
York Tax-Exempt     New York 4 Plus        Brothers           Municipal
 Fund Class A        Year Municipal        Municipal          Debt Funds
  (excluding           Bond Index         Bond Index            Index
 sales charge)        (unmanaged)         (unmanaged)        (unmanaged)
    +2.44%               +3.13%             +3.03%              +2.89%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  23

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

AT AUG. 31, 2006

                                                                                    SINCE
Without sales charge                  1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION
-------------------------------------------------------------------------------------------
Class A (inception date 8/18/86)       +2.44%     +4.31%     +4.15%      +5.04%     +5.75%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       +1.67%     +3.52%     +3.37%      +4.25%     +4.18%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +1.67%     +3.53%     +3.37%        N/A      +4.52%
-------------------------------------------------------------------------------------------
With sales charge
-------------------------------------------------------------------------------------------
Class A (inception date 8/18/86)       -2.43%     +2.63%     +3.15%      +4.53%     +5.50%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       -3.22%     +2.29%     +3.03%      +4.25%     +4.18%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +0.69%     +3.53%     +3.37%        N/A      +4.52%
-------------------------------------------------------------------------------------------

AT SEPT. 30, 2006

                                                                                    SINCE
Without sales charge                  1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION
-------------------------------------------------------------------------------------------
Class A (inception date 8/18/86)       +4.05%     +3.52%     +4.43%      +4.95%     +5.77%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       +3.27%     +2.74%     +3.64%      +4.16%     +4.20%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +3.27%     +2.74%     +3.64%        N/A      +4.57%
-------------------------------------------------------------------------------------------
With sales charge
-------------------------------------------------------------------------------------------
Class A (inception date 8/18/86)       -0.90%     +1.85%     +3.42%      +4.44%     +5.51%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       -1.70%     +1.52%     +3.30%      +4.16%     +4.20%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +2.27%     +2.74%     +3.64%        N/A      +4.57%
-------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC.


------------------------------------------------------------------------------

24  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY
------------------------------------------------------------------------------

                                  RIVERSOURCE
                             OHIO TAX-EXEMPT FUND
                            PERFORMANCE COMPARISON
                       For the year ended Aug. 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 RiverSource Ohio    Lehman Brothers Ohio   Lehman Brothers      Lipper Ohio
 Tax-Exempt Fund     4 Plus Year Enhanced      Municipal          Municipal
Class A (excluding   Municipal Bond Index     Bond Index          Debt Funds
  sales charge)          (unmanaged)          (unmanaged)     Index (unmanaged)
      +2.13%                +3.00%              +3.03%              +2.44%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  25

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

RiverSource Ohio Tax-Exempt Fund

AT AUG. 31, 2006

                                                                                    SINCE
Without sales charge                  1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION
-------------------------------------------------------------------------------------------
Class A (inception date 7/2/87)        +2.13%     +3.85%     +3.74%      +4.68%     +5.76%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       +1.36%     +3.06%     +2.95%      +3.89%     +3.94%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +1.17%     +3.06%     +2.95%        N/A      +3.96%
-------------------------------------------------------------------------------------------
With sales charge
-------------------------------------------------------------------------------------------
Class A (inception date 7/2/87)        -2.72%     +2.18%     +2.73%      +4.17%     +5.49%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       -3.58%     +1.79%     +2.60%      +3.89%     +3.94%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +0.19%     +3.06%     +2.95%        N/A      +3.96%
-------------------------------------------------------------------------------------------

AT SEPT. 30, 2006

                                                                                    SINCE
Without sales charge                  1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION
-------------------------------------------------------------------------------------------
Class A (inception date 7/2/87)        +3.64%     +3.14%     +3.92%      +4.58%     +5.77%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       +2.86%     +2.35%     +3.13%      +3.80%     +3.97%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +2.86%     +2.35%     +3.09%        N/A      +4.01%
-------------------------------------------------------------------------------------------
With sales charge
-------------------------------------------------------------------------------------------
Class A (inception date 7/2/87)        -1.28%     +1.48%     +2.91%      +4.08%     +5.50%
-------------------------------------------------------------------------------------------
Class B (inception date 3/20/95)       -2.14%     +1.09%     +2.78%      +3.80%     +3.97%
-------------------------------------------------------------------------------------------
Class C (inception date 6/26/00)       +1.86%     +2.35%     +3.09%        N/A      +4.01%
-------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC.


--------------------------------------------------------------------------------

26  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Shareholders were sent an annual report for RiverSource State Tax-Exempt Funds as of June 30, 2006. This annual shareholder report reflects the change made in the fiscal year-end for the RiverSource State Tax-Exempt Funds from June 30, 2006 to Aug. 31, 2006. Below, Portfolio Manager Rick LaCoff discusses the Funds' positioning and results for the new fiscal year. Rick LaCoff replaced David Kerwin as portfolio manager of the Funds effective July 24, 2006.

Q: How did the RiverSource State Tax-Exempt Funds perform for the fiscal year ended Aug. 31, 2006?

A: All Fund returns are for Class A shares, excluding sales charge. All returns are for the 12 months ended Aug. 31, 2006. All Lipper categories represent the respective Fund's peer group.

      o RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND gained 2.64%. The Fund underperformed the Lehman Brothers California 2 Plus Year Municipal Bond Index, which returned 3.36%. The Lipper California Municipal Debt Funds Index rose 3.20% for the same period.

      o RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND advanced 2.12%. The Fund underperformed the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, which rose 2.80%. The Lipper Massachusetts Municipal Debt Funds Index rose 2.61% for the same period.

      o RIVERSOURCE MICHIGAN TAX-EXEMPT FUND gained 2.56%. The Fund underperformed the Lehman Brothers Michigan Municipal Bond Index, which advanced 2.93%. The Lipper Michigan Municipal Debt Funds Index produced a total return of 2.57% for the same period.

      o RIVERSOURCE MINNESOTA TAX-EXEMPT FUND increased 2.46%. The Fund underperformed the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, which rose 3.03%. The Lipper Minnesota Municipal Debt Funds Index rose 2.72% for the same period.

      o RIVERSOURCE NEW YORK TAX-EXEMPT FUND advanced 2.44%. The Fund underperformed the Lehman Brother New York 4 Plus Year Municipal Bond Index, which rose 3.13%. The Lipper New York Municipal Debt Funds Index increased 2.89% for the same period.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  27

QUESTIONS & ANSWERS

      o RIVERSOURCE OHIO TAX-EXEMPT FUND increased 2.13%. The Fund underperformed the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, which gained 3.00%. The Lipper Ohio Municipal Debt Funds Index gained 2.44% for the same period.

      A broad barometer applicable to each of the Funds, the Lehman Brothers Municipal Bond Index, gained 3.03% for the same 12-month period.

Q: What factors most significantly affected performance during the annual period?

A: The tax-exempt fixed income market managed to produce positive performance during the period, even as rates rose sharply across the spectrum of maturities, or yield curve. While tax-exempt yields moved higher across the yield curve, they did so more significantly at the short-term end than at the long-term end of the curve, causing a significant yield curve flattening. Interest rates rose largely in reaction to continued policy tightening by the Federal Reserve Board (the Fed), which hiked interest rates seven more times, bringing the targeted federal funds rate to 5.25%. In early August, the Fed observed its first pause in its two-year tightening cycle, noting that economic growth appeared to be moderating somewhat and inflation pressures -- though elevated -- were expected to recede over the balance of the year and into 2007. The fixed income market rallied in response.

      Each of the Funds underperformed their respective Lehman benchmark indices due primarily to yield curve positioning, that is, the way the Funds were positioned to respond to changes in short-term vs. long-term interest rates. As mentioned above, the municipal yield curve flattened, as the difference in yields between short- and long-term securities narrowed. This flattening of the yield curve had a less negative price impact on longer-term bonds than on shorter-term bonds. Thus, while the Funds' moderate exposure to the short-term segment of the municipal yield curve proved prudent, it was not enough to offset the detracting effect of the Funds' modest position in long-term bonds, which performed best over the annual period.


------------------------------------------------------------------------------

28  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS

      A positive contributing factor to the annual performance of RiverSource New York Tax-Exempt Fund and RiverSource California Tax-Exempt Fund were their allocations to non-enhanced municipal tobacco bonds, which was a strong performing sector for the 12-month period. All six of the RiverSource state tax-exempt funds benefited from their positions in health care municipal bonds, which also performed well. Results of the RiverSource state tax-exempt funds of California, Minnesota and New York were further helped by having positions in select non-investment grade or non-rated bonds, as these bonds notably outperformed the Lehman benchmark indices.

     -------------------------------------------------------------------------
      EACH OF THE FUNDS UNDERPERFORMED THEIR RESPECTIVE LEHMAN BENCHMARK INDICES DUE PRIMARILY TO YIELD CURVE POSITIONING, THAT IS, THE WAY THE FUNDS WERE POSITIONED TO RESPOND TO CHANGES IN SHORT-TERM VS. LONG-TERM INTEREST RATES.
     -------------------------------------------------------------------------

      Bonds that were advance refunded during the period boosted the respective returns of RiverSource California Tax-Exempt Fund and RiverSource Michigan Tax-Exempt Fund and had a rather neutral effect on RiverSource Minnesota Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund. However, the modest exposure of RiverSource Massachusetts Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund to these strongly performing bonds hurt index-relative performance. Advance refunding is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are safely invested, usually in Treasury securities, which in turn, are held in escrow collateralizing the first bond. Given that the advance refunded bonds become, essentially, fully tax-exempt U.S. Treasury securities and no longer represent the credit risk profile of the original borrower, they often increase in value -- sometimes significantly.

      Detracting modestly from the RiverSource state tax-exempt funds of California, Michigan and New York was exposure to municipal bonds from Puerto Rico. Puerto Rico has been experiencing some fiscal distress, and the fundamentals of its municipal bond market deteriorated somewhat during the period.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  29

QUESTIONS & ANSWERS

      The primary reason the Funds underperformed their respective Lipper Municipal Debt Funds Index was their moderate exposure to bonds rated BBB compared to their peers. Bonds rated BBB generally outperformed higher quality bonds during the period.

Q: What changes did you make to the Funds and how are they currently positioned?

A: We increased holdings in single-family housing bonds in all of the RiverSource state tax-exempt funds except RiverSource Michigan Tax-Exempt Fund, as this sector offered an attractive yield during the period. In the RiverSource state tax-exempt funds of Massachusetts, Minnesota and Ohio, we established exposure to Commonwealth of Puerto Rico municipal bonds, adding to positions on market weakness. Puerto Rico's government is introducing a local sales tax to raise revenues and reforms that would cut expenses. As these potential fiscal remedies take hold, Puerto Rico municipal bonds may be increasingly attractive to investors, given the triple-tax-exemption (i.e. federal, state and local) they offer.

      We increased exposure to non-enhanced municipal tobacco bonds in RiverSource California Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund. We believe the litigation risks faced by this sector have been reduced, and thus we expect these bonds to continue to perform well going forward. We added to each of the RiverSource state tax-exempt fund's exposure to bonds rated BBB on a highly selective basis. Given anticipated technical conditions within the municipal bond market, we expect these bonds to perform well and provide attractive income during the coming months.

      We added exposure to bonds with maturities at the long-term end of the yield curve (i.e. 20 years or longer) in the RiverSource state tax-exempt funds of California, Massachusetts, New York and Ohio. In May and June, we extended all six of the RiverSource state tax-exempt funds' duration a bit to bring it toward a neutral position relative to its respective Lehman benchmark index in anticipation of the Fed nearing an end of its current tightening cycle. This strategy proved prudent, as tax-exempt yields peaked in June. Toward the end of the period, when tax-exempt bond yields rallied in response to the Fed's early August pause, we took some profits and shortened the RiverSource state tax-exempt funds' duration once again.


------------------------------------------------------------------------------

30  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS

Q:    How do you intend to manage the Funds in the coming months?

A: Going forward, we believe the major factor affecting the municipal market may well be the unexpected slowdown in new issue supply seen during the first eight months of 2006. We expect the slowdown to continue through the rest of the year providing support for municipal bond valuations. Given this technical condition within the supply/demand balance of municipal bonds, we believe the tax-exempt bond market may well continue to outperform the taxable bond market through 2006.

      We intend to maintain the Funds' current short duration positioning compared to their respective Lehman benchmark index for the near term. We further intend to reduce the Funds' exposure to insured bonds and increase their allocation to uninsured bonds, with a bias toward health care bonds, particularly bonds for large health care systems, and essential service revenue bonds, such as public power and water and sewer issues. We feel these sectors may enable the Funds to potentially pick up incremental yield without taking on significant risk. We are watching closely for opportunities to modestly increase the Funds' exposure to bonds rated BBB, including those in the tobacco and health care sectors. Finally, given the current flatness of the yield curve and our anticipation of a steeper yield curve going forward, we may also look to increase the Funds' allocation to the intermediate segment of the tax-exempt yield curve over the coming months.

     -------------------------------------------------------------------------
      GOING FORWARD, WE BELIEVE THE MAJOR FACTOR AFFECTING THE MUNICIPAL MARKET MAY WELL BE THE UNEXPECTED SLOWDOWN IN NEW ISSUE SUPPLY SEEN DURING THE FIRST EIGHT MONTHS OF 2006.
     -------------------------------------------------------------------------

      We intend to maintain our focus on seeking higher-quality securities with good structure and on further diversifying the portfolios. Each Fund's emphasis continues to be on generating a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  31

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource California Tax-Exempt Fund Class A shares (from 9/1/96 to 8/31/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers California 2 Plus Year Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper California Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
Results at Aug. 31, 2006

                                                                                             SINCE
                                          1 YEAR      3 YEARS     5 YEARS     10 YEARS    INCEPTION(4)
RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
------------------------------------------------------------------------------------------------------
 Class A Cumulative value of $10,000      $  9,777    $ 11,061    $ 11,763    $ 15,706     $ 30,134
------------------------------------------------------------------------------------------------------
         Average annual total return         -2.23%      +3.42%      +3.30%      +4.62%       +5.66%
------------------------------------------------------------------------------------------------------

LEHMAN BROTHERS CALIFORNIA 2 PLUS YEAR MUNICIPAL BOND INDEX(1)
------------------------------------------------------------------------------------------------------
         Cumulative value of $10,000      $ 10,336    $ 11,924    $ 12,848    $ 18,339          N/A
------------------------------------------------------------------------------------------------------
         Average annual total return         +3.36%      +6.04%      +5.14%      +6.25%         N/A
------------------------------------------------------------------------------------------------------

LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
------------------------------------------------------------------------------------------------------
         Cumulative value of $10,000      $ 10,303    $ 11,623    $ 12,732    $ 17,871     $ 37,767
------------------------------------------------------------------------------------------------------
         Average annual total return         +3.03%      +5.14%      +4.95%      +5.98%       +6.87%
------------------------------------------------------------------------------------------------------

LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX(3)
------------------------------------------------------------------------------------------------------
         Cumulative value of $10,000      $ 10,320    $ 11,766    $ 12,480    $ 17,210     $ 34,128
------------------------------------------------------------------------------------------------------
         Average annual total return         +3.20%      +5.57%      +4.53%      +5.58%       +6.33%
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

32  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                    RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             RiverSource California            Lehman Brothers
            Tax-Exempt Fund Class A        California 2 Plus Year          Lehman Brothers         Lipper California Municipal
Year        (includes sales charge)        Municipal Bond Index(1)     Municipal Bond Index(2)         Debt Funds Index(3)
1996                $  9,525                       $ 10,000                    $ 10,000                      $ 10,000
1997                $ 10,326                       $ 10,987                    $ 10,924                      $ 10,923
1998                $ 11,141                       $ 11,981                    $ 11,869                      $ 11,883
1999                $ 11,022                       $ 12,015                    $ 11,928                      $ 11,777
2000                $ 11,794                       $ 12,978                    $ 12,736                      $ 12,599
2001                $ 12,720                       $ 14,270                    $ 14,034                      $ 13,786
2002                $ 13,392                       $ 15,077                    $ 14,909                      $ 14,398
2003                $ 13,526                       $ 15,381                    $ 15,377                      $ 14,626
2004                $ 14,459                       $ 16,662                    $ 16,471                      $ 15,704
2005                $ 15,302                       $ 17,743                    $ 17,345                      $ 16,676
2006                $ 15,706                       $ 18,339                    $ 17,871                      $ 17,210

(1) The Lehman Brothers California 2 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of California investment-grade fixed-rate municipal bonds with maturities of two years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper California Municipal Debt Funds Index includes the 30 largest municipal debt funds in California tracked by Lipper Inc.

(4) Fund data is from Aug. 18, 1986. Lehman Brothers Municipal Bond Index and Lipper peer group data is from Sept. 1, 1986. The Fund began operating before the inception of the Lehman Brothers California 2 Plus
      Year Municipal Bond Index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  33

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Massachusetts Tax-Exempt Fund Class A shares (from 9/1/96 to 8/31/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Massachusetts Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
Results at Aug. 31, 2006

                                                                                             SINCE
                                          1 YEAR      3 YEARS     5 YEARS     10 YEARS    INCEPTION(4)
RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
------------------------------------------------------------------------------------------------------
 Class A Cumulative value of $10,000      $  9,727    $ 10,769    $ 11,492    $ 15,135     $ 28,002
------------------------------------------------------------------------------------------------------
         Average annual total return         -2.73%      +2.50%      +2.82%      +4.23%       +5.52%
------------------------------------------------------------------------------------------------------

LEHMAN BROTHERS MASSACHUSETTS 3 PLUS YEAR ENHANCED MUNICIPAL BOND INDEX(1)
------------------------------------------------------------------------------------------------------
         Cumulative value of $10,000      $ 10,280    $ 11,616    $ 12,836    $ 18,134          N/A
------------------------------------------------------------------------------------------------------
         Average annual total return         +2.80%      +5.12%      +5.12%      +6.13%         N/A
------------------------------------------------------------------------------------------------------

LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
------------------------------------------------------------------------------------------------------
         Cumulative value of $10,000      $ 10,303    $ 11,623    $ 12,732    $ 17,871     $ 36,518
------------------------------------------------------------------------------------------------------
         Average annual total return         +3.03%      +5.14%      +4.95%      +5.98%       +6.99%
------------------------------------------------------------------------------------------------------

LIPPER MASSACHUSETTS MUNICIPAL DEBT FUNDS INDEX(3)
------------------------------------------------------------------------------------------------------
         Cumulative value of $10,000      $ 10,261    $ 11,494    $ 12,432    $ 16,870          N/A
------------------------------------------------------------------------------------------------------
         Average annual total return         +2.61%      +4.75%      +4.45%      +5.37%         N/A
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

34  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                 VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                   RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

            RiverSource Massachusetts           Lehman Brothers
             Tax-Exempt Fund Class A       Massachusetts 3 Plus Year            Lehman Brothers            Lipper Massachusetts
Year         (includes sales charge)    Enhanced Municipal Bond Index(1)    Municipal Bond Index(2)    Municipal Debt Funds Index(3)
1996                 $ 9,525                        $10,000                         $10,000                       $10,000
1997                 $10,358                        $10,933                         $10,924                       $10,877
1998                 $11,196                        $11,914                         $11,869                       $11,783
1999                 $11,067                        $11,907                         $11,928                       $11,643
2000                 $11,524                        $12,732                         $12,736                       $12,291
2001                 $12,542                        $14,128                         $14,034                       $13,567
2002                 $13,280                        $15,085                         $14,909                       $14,285
2003                 $13,386                        $15,608                         $15,377                       $14,676
2004                 $14,200                        $16,770                         $16,471                       $15,638
2005                 $14,820                        $17,640                         $17,345                       $16,441
2006                 $15,135                        $18,134                         $17,871                       $16,870

(1)   The Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond
      Index, an unmanaged index, is a market value-weighted index of Massachusetts investment-grade fixed-rate municipal bonds with maturities of three years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper Massachusetts Municipal Debt Funds Index includes the 10 largest municipal debt funds in Massachusetts tracked by Lipper Inc.

(4) Fund data is from July 2, 1987. Lehman Brothers Municipal Bond Index is from July 1, 1987. The Fund began operating before the inception of the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index and the Lipper peer group.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  35

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Michigan Tax-Exempt Fund Class A shares (from 9/1/96 to 8/31/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers Michigan Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Michigan Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
Results at Aug. 31, 2006

                                                                                                     SINCE
                                                  1 YEAR      3 YEARS     5 YEARS     10 YEARS    INCEPTION(4)
RIVERSOURCE MICHIGAN TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
--------------------------------------------------------------------------------------------------------------
Class A Cumulative value of $10,000               $  9,769    $ 10,848    $ 11,655    $ 15,209    $  28,880
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  -2.31%      +2.75%      +3.11%      +4.28%       +5.69%
--------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MICHIGAN MUNICIPAL BOND INDEX(1)
--------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000               $ 10,293    $ 11,507    $ 12,732    $ 17,919          N/A
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  +2.93%      +4.79%      +4.95%      +6.01%         N/A
--------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
--------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000               $ 10,303    $ 11,623    $ 12,732    $ 17,871    $  36,518
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  +3.03%      +5.14%      +4.95%      +5.98%       +6.99%
--------------------------------------------------------------------------------------------------------------
LIPPER MICHIGAN MUNICIPAL DEBT FUNDS INDEX(3)
--------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000               $ 10,257    $ 11,323    $ 12,249    $ 16,303          N/A
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  +2.57%      +4.23%      +4.14%      +5.01%         N/A
--------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

36  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                 VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                     RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              RiverSource Michigan          Lehman Brothers       Lehman Brothers        Lipper Michigan
            Tax-Exempt Fund Class A        Michigan Municipal     Municipal Bond      Municipal Debt Funds
Year        (includes sales charge)          Bond Index(1)           Index(2)               Index(3)
1996                $  9,525                    $ 10,000              $ 10,000               $ 10,000
1997                $ 10,282                    $ 10,941              $ 10,924               $ 10,821
1998                $ 11,070                    $ 11,921              $ 11,869               $ 11,672
1999                $ 10,972                    $ 11,926              $ 11,928               $ 11,558
2000                $ 11,364                    $ 12,718              $ 12,736               $ 12,141
2001                $ 12,432                    $ 14,075              $ 14,034               $ 13,309
2002                $ 13,105                    $ 15,008              $ 14,909               $ 14,008
2003                $ 13,354                    $ 15,571              $ 15,377               $ 14,400
2004                $ 14,237                    $ 16,589              $ 16,471               $ 15,205
2005                $ 14,829                    $ 17,409              $ 17,345               $ 15,895
2006                $ 15,209                    $ 17,919              $ 17,871               $ 16,303

(1) The Lehman Brothers Michigan Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Michigan. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper Michigan Municipal Debt Funds Index includes the 10 largest municipal debt funds in Michigan tracked by Lipper Inc.

(4) Fund data is from July 2, 1987. Lehman Brothers Municipal Bond Index is from July 1, 1987. The Fund began operating before the inception of the Lehman Brothers Michigan Municipal Bond Index and the Lipper peer group.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  37

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Minnesota Tax-Exempt Fund Class A shares (from 9/1/96 to 8/31/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Minnesota Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
Results at Aug. 31, 2006

                                                                                                     SINCE
                                                  1 YEAR      3 YEARS     5 YEARS     10 YEARS    INCEPTION(4)
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
--------------------------------------------------------------------------------------------------------------
Class A Cumulative value of $10,000               $  9,760    $ 10,788    $ 11,717    $ 15,514    $  30,421
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  -2.40%      +2.56%      +3.22%      +4.49%       +5.71%
--------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MINNESOTA 3 PLUS YEAR ENHANCED MUNICIPAL BOND INDEX(1)
--------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000               $ 10,303    $ 11,583    $ 12,769    $ 17,794          N/A
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  +3.03%      +5.02%      +5.01%      +5.93%         N/A
--------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
--------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000               $ 10,303    $ 11,623    $ 12,732    $ 17,871    $  37,767
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  +3.03%      +5.14%      +4.95%      +5.98%       +6.87%
--------------------------------------------------------------------------------------------------------------
LIPPER MINNESOTA MUNICIPAL DEBT FUNDS INDEX(3)
--------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000               $ 10,272    $ 11,471    $ 12,462    $ 16,526          N/A
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  +2.72%      +4.68%      +4.50%      +5.15%         N/A
--------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

38  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                 VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                     RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             RiverSource Minnesota                  Lehman Brothers               Lehman Brothers        Lipper Minnesota
            Tax-Exempt Fund Class A          Minnesota 3 Plus Year Enhanced       Municipal Bond       Municipal Debt Funds
Year        (includes sales charge)             Municipal Bond Index(1)              Index(2)                Index(3)
1996               $  9,525                             $ 10,000                     $ 10,000                $ 10,000
1997               $ 10,332                             $ 10,922                     $ 10,924                $ 10,811
1998               $ 11,168                             $ 11,857                     $ 11,869                $ 11,666
1999               $ 11,160                             $ 11,883                     $ 11,928                $ 11,625
2000               $ 11,659                             $ 12,661                     $ 12,736                $ 12,155
2001               $ 12,612                             $ 13,935                     $ 14,034                $ 13,263
2002               $ 13,378                             $ 14,789                     $ 14,909                $ 13,968
2003               $ 13,698                             $ 15,362                     $ 15,377                $ 14,407
2004               $ 14,567                             $ 16,420                     $ 16,471                $ 15,315
2005               $ 15,141                             $ 17,271                     $ 17,345                $ 16,088
2006               $ 15,514                             $ 17,794                     $ 17,871                $ 16,526

(1) The Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Minnesota investment-grade fixed-rate municipal bonds with maturities of three years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest municipal debt funds in Minnesota tracked by Lipper Inc.

(4) Fund data is from Aug. 18, 1986. Lehman Brothers Municipal Bond Index is from Sept. 1, 1986. The Fund began operating before the inception of the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index and the Lipper peer group.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  39

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource New York Tax-Exempt Fund Class A shares (from 9/1/96 to 8/31/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers New York 4 Plus Year Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper New York Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
Results at Aug. 31, 2006

                                                                                                     SINCE
                                                  1 YEAR      3 YEARS     5 YEARS     10 YEARS    INCEPTION(4)
RIVERSOURCE NEW YORK TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
--------------------------------------------------------------------------------------------------------------
Class A Cumulative value of $10,000               $  9,757    $ 10,810    $ 11,677    $ 15,567    $  29,233
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  -2.43%      +2.63%      +3.15%      +4.53%       +5.50%
--------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS NEW YORK 4 PLUS YEAR MUNICIPAL BOND INDEX(1)
--------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000               $ 10,313    $ 11,759    $ 12,903    $ 18,647          N/A
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  +3.13%      +5.55%      +5.23%      +6.43%         N/A
--------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
--------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000               $ 10,303    $ 11,623    $ 12,732    $ 17,871    $  38,196
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  +3.03%      +5.14%      +4.95%      +5.98%       +6.87%
--------------------------------------------------------------------------------------------------------------
LIPPER NEW YORK MUNICIPAL DEBT FUNDS INDEX(3)
--------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000               $ 10,289    $ 11,514    $ 12,373    $ 16,792    $  33,264
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  +2.89%      +4.81%      +4.35%      +5.32%       +6.14%
--------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

40  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                 VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                     RIVERSOURCE NEW YORK TAX-EXEMPT FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             RiverSource New York              Lehman Brothers                                       Lipper New York
            Tax-Exempt Fund Class A         New York 4 Plus Year           Lehman Brothers         Municipal Debt Funds
Year        (includes sales charge)        Municipal Bond Index(1)     Municipal Bond Index(2)           Index(3)
1996               $  9,525                       $ 10,000                    $ 10,000                   $ 10,000
1997               $ 10,382                       $ 11,064                    $ 10,924                   $ 10,907
1998               $ 11,197                       $ 12,128                    $ 11,869                   $ 11,841
1999               $ 11,102                       $ 12,134                    $ 11,928                   $ 11,651
2000               $ 11,644                       $ 13,004                    $ 12,736                   $ 12,278
2001               $ 12,699                       $ 14,456                    $ 14,034                   $ 13,573
2002               $ 13,468                       $ 15,339                    $ 14,909                   $ 14,247
2003               $ 13,713                       $ 15,859                    $ 15,377                   $ 14,584
2004               $ 14,551                       $ 17,086                    $ 16,471                   $ 15,519
2005               $ 15,196                       $ 18,081                    $ 17,345                   $ 16,320
2006               $ 15,567                       $ 18,647                    $ 17,871                   $ 16,792

(1) The Lehman Brothers New York 4 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of New York investment-grade fixed-rate municipal bonds with maturities of four years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper New York Municipal Debt Funds Index includes the 30 largest municipal debt funds in New York tracked by Lipper Inc.

(4) Fund data is from Aug. 18, 1986. Lehman Brothers Municipal Bond Index and Lipper peer group data is from Sept. 1, 1986. The Fund began operating before the inception of the Lehman Brothers New York 4 Plus
      Year Municipal Bond Index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  41

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Ohio Tax-Exempt Fund Class A shares (from 9/1/96 to 8/31/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Ohio Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
Results at Aug. 31, 2006

                                                                                                     SINCE
                                                  1 YEAR      3 YEARS     5 YEARS     10 YEARS    INCEPTION(4)
RIVERSOURCE OHIO TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
--------------------------------------------------------------------------------------------------------------
Class A Cumulative value of $10,000               $  9,728    $ 10,668    $ 11,442    $ 15,041    $  27,850
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  -2.72%      +2.18%      +2.73%      +4.17%       +5.49%
--------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS OHIO 4 PLUS YEAR ENHANCED MUNICIPAL BOND INDEX(1)
--------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000               $ 10,300    $ 11,639    $ 12,903    $ 17,975          N/A
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  +3.00%      +5.19%      +5.23%      +6.04%         N/A
--------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
--------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000               $ 10,303    $ 11,623    $ 12,732    $ 17,871    $  39,070
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  +3.03%      +5.14%      +4.95%      +5.98%       +6.99%
--------------------------------------------------------------------------------------------------------------
LIPPER OHIO MUNICIPAL DEBT FUNDS INDEX(3)
--------------------------------------------------------------------------------------------------------------
        Cumulative value of $10,000               $ 10,244    $ 11,435    $ 12,361    $ 16,627          N/A
--------------------------------------------------------------------------------------------------------------
        Average annual total return                  +2.44%      +4.57%      +4.33%      +5.22%         N/A
--------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

42  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                 VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                       RIVERSOURCE OHIO TAX-EXEMPT FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                RiverSource Ohio                 Lehman Brothers            Lehman Brothers         Lipper Ohio
            Tax-Exempt Fund Class A         Ohio 4 Plus Year Enhanced       Municipal Bond      Municipal Debt Funds
Year        (includes sales charge)          Municipal Bond Index(1)           Index(2)               Index(3)
1996                $  9,525                        $ 10,000                   $ 10,000               $ 10,000
1997                $ 10,315                        $ 10,920                   $ 10,924               $ 10,828
1998                $ 11,104                        $ 11,838                   $ 11,869               $ 11,700
1999                $ 11,071                        $ 11,868                   $ 11,928               $ 11,639
2000                $ 11,592                        $ 12,655                   $ 12,736               $ 12,261
2001                $ 12,522                        $ 13,934                   $ 14,034               $ 13,453
2002                $ 13,243                        $ 14,869                   $ 14,909               $ 14,148
2003                $ 13,429                        $ 15,446                   $ 15,377               $ 14,542
2004                $ 14,176                        $ 16,538                   $ 16,471               $ 15,473
2005                $ 14,728                        $ 17,451                   $ 17,345               $ 16,231
2006                $ 15,041                        $ 17,975                   $ 17,871               $ 16,627

(1) The Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Ohio investment-grade fixed-rate municipal bonds with maturities of four years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper Ohio Municipal Debt Funds Index includes the 10 largest municipal debt funds in Ohio tracked by Lipper Inc.

(4) Fund data is from July 2, 1987. Lehman Brothers Municipal Bond Index is from July 1, 1987. The Fund began operating before the inception of the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index and the
      Lipper peer group.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  43

INVESTMENTS IN SECURITIES

RiverSource California Tax-Exempt Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (96.6%)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Abag Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20                                                   6.13%     $  2,500,000        $  2,710,900
Alhambra City Elementary School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999A (FSA)
   09-01-22                                                   5.95         1,055,000(b)          512,319
Anaheim Union High School District
  Prerefunded Unlimited General Obligation Bonds
  Series 2002A (FSA)
   08-01-16                                                   5.38         1,550,000           1,697,669
Beaumont Financing Authority
  Revenue Bonds
  Series 2000A
   09-01-32                                                   7.38         1,955,000           2,099,944
Beverly Hills Public Financing Authority
  Revenue Bonds
  Capital Improvements Project
  Series 1998A
   06-01-23                                                   5.00         3,000,000           3,077,160
California County Tobacco Securitization Agency
  Asset-backed Revenue Bonds
  Alameda County
  Series 2002
   06-01-29                                                   5.75           785,000             821,361
   06-01-42                                                   6.00           240,000             251,640
California Educational Facilities Authority
  Revenue Bonds
  Stanford University
  Series 1997N
   12-01-27                                                   5.20         1,000,000           1,029,420

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
California Educational Facilities Authority
  Revenue Bonds
  University of Southern California
  Series 2003A
   10-01-33                                                   5.00%     $  2,000,000        $  2,072,380
California Educational Facilities Authority
  Revenue Bonds
  University of the Pacific
  Series 2006
   11-01-25                                                   5.00         1,685,000           1,753,950
California Health Facilities Financing Authority
  Prerefunded Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28                                                   5.35           160,000             169,562
California Health Facilities Financing Authority
  Refunding Revenue Bonds
  Cedars-Sinai Medical Center
  Series 2005
   11-15-18                                                   5.00         1,500,000           1,582,440
   11-15-34                                                   5.00         1,525,000           1,567,898
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23                                                   5.25         3,500,000           3,671,184
California Health Facilities Financing Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2006A
   04-01-39                                                   5.25         2,000,000           2,104,400
California Health Facilities Financing Authority
  Unrefunded Revenue Bonds
  Sutter Health
  Series 1999 (MBIA)
   08-15-28                                                   5.35         2,340,000           2,451,127

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

44  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource California Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
California Infrastructure & Economic Development Bank
  Prerefunded Revenue Bonds
  Bay Area Toll Bridges
  1st Lien
  Series 2003A (AMBAC)
   07-01-36                                                   5.00%     $    225,000        $    250,853
California Rural Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1998B-5 (GNMA/FNMA/FHLMC) A.M.T.
   12-01-29                                                   6.35            50,000              50,144
California State Department of Water Resources
  Prerefunded Revenue Bonds
  Series 2002A (MBIA)
   05-01-15                                                   6.00         2,000,000           2,263,060
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-09                                                   5.25         3,200,000           3,340,543
California State Public Works Board
  Revenue Bonds
  Department of General Services
  Capital East End
  Series 2002A
   12-01-06                                                   5.00         1,000,000           1,003,290
California Statewide Communities
  Development Authority
  Prerefunded Revenue Bonds
  Thomas Jefferson School of Law Project
  Series 2001
   10-01-31                                                   7.75         2,500,000           2,925,825
California Statewide Communities
  Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2004E
   04-01-32                                                   3.88           750,000             748,620
California Statewide Communities
  Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2006B
   03-01-45                                                   5.25         1,000,000           1,046,380

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
City of Long Beach
  Refunding Revenue Bonds
  Series 2005A (MBIA) A.M.T.
   05-15-20                                                   5.00%     $  1,500,000        $  1,582,065
   05-15-21                                                   5.00         1,000,000           1,051,000
City of Los Angeles
  Revenue Bonds
  Series 2003A (FSA)
   02-01-13                                                   5.00         2,000,000           2,159,960
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Public Improvement Bonds
  Series 2004A
   07-01-24                                                   5.00         1,000,000(c)        1,031,260
Commonwealth of Puerto Rico
  Unlimited General Obligation Refunding &
  Public Improvement Bonds
  Series 2006B
   07-01-32                                                   5.25         1,250,000(c)        1,323,675
   07-01-35                                                   5.00         1,250,000(c)        1,281,125
Contra Costa Water District
  Refunding Revenue Bonds
  Series 2003M (FSA)
   10-01-16                                                   5.00         1,500,000           1,617,390
County of Riverside
  Certificate of Participation
  Series 1998 (MBIA)
   12-01-21                                                   5.00         1,530,000           1,581,653
County of San Diego
  Certificate of Participation
  Series 1993 Inverse Floater (AMBAC)
   09-01-07                                                   7.32         3,200,000(f)        3,327,999
Desert Sands Unified School District
  Refunding Certificate of Participation
  Series 2003 (MBIA)
   03-01-17                                                   5.25         1,135,000           1,232,894
Encinitas Union School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1996 (MBIA)
   08-01-15                                                   5.85         2,500,000(b)        1,740,375

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  45

RiverSource California Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Fontana Unified School District
  Unlimited General Obligation Bonds
  Convertible Capital Appreciation
  Series 1997D (FGIC)
   05-01-22                                                   5.75%     $  2,000,000        $  2,141,520
Golden State Tobacco Securitization Corporation
  Enhanced Asset-backed Revenue Bonds
  Series 2005A
   06-01-45                                                   5.00         2,500,000           2,555,325
Golden State Tobacco Securitization Corporation
  Prerefunded Enhanced Asset-backed Revenue Bonds
  Series 2003B (FSA)
   06-01-43                                                   5.00           110,000             118,315
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Series 2003A-1
   06-01-33                                                   6.25         2,490,000           2,734,443
   06-01-39                                                   6.75         1,250,000           1,408,650
   06-01-40                                                   6.63           750,000             839,798
Hillsborough School District
  Unlimited General Obligation Bonds
  Capital Appreciation Election of 2002
  Zero Coupon
  Series 2006B
   09-01-23                                                   4.80         2,285,000(b)        1,062,365
   09-01-24                                                   4.82         2,640,000(b)        1,169,177
Inglewood Redevelopment Agency
  Refunding Tax Allocation Bonds
  Merged Redevelopment Project
  Series 1998A (AMBAC)
   05-01-23                                                   5.25         1,100,000           1,235,542
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20                                                   7.10           800,000             837,544
Lammersville School District
  Community Facilities District
  Special Tax Bonds
  #2002 Mountain House
  Series 2006
   09-01-35                                                   5.13         1,000,000           1,007,220

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Lancaster Redevelopment Agency
  Refunding Tax Allocation Bonds
  Combined Redevelopment Project Areas
  Series 2003 (MBIA)
   08-01-17                                                   5.13%     $  1,840,000        $  2,040,284
Los Angeles Department of Water & Power
  Revenue Bonds
  Power System
  Series 2003B (FSA)
   07-01-16                                                   5.13         1,460,000           1,581,560
   07-01-17                                                   5.13         2,315,000           2,499,066
Los Angeles Harbor Department
  Refunding Revenue Bonds
  Series 2006A (MBIA) A.M.T.
   08-01-13                                                   5.00         2,000,000(g)        2,139,440
Los Angeles Harbor Department
  Revenue Bonds
  Series 1988 Escrowed to Maturity
   10-01-18                                                   7.60           925,000           1,123,154
Los Angeles Unified School District
  Certificate of Participation
  Multiple Properties Project
  Series 2002B Escrowed to Maturity (FSA)
   10-01-08                                                   5.00         1,000,000           1,030,680
Menlo Park
  Unlimited General Obligation Bonds
  Series 2002
   08-01-32                                                   5.30         1,900,000           2,029,219
Metropolitan Water District of Southern California
  Prerefunded Revenue Bonds
  Series 1997A
   07-01-26                                                   5.00         1,735,000           1,785,905
Oxnard School District
  Unlimited General Obligation Refunding Bonds
  Series 2001A (MBIA)
   08-01-30                                                   5.75         2,575,000           3,064,920
Pittsburg Redevelopment Agency
  Tax Allocation Bonds
  Los Medanos Community Development Project
  Zero Coupon
  Series 1999 (AMBAC)
   08-01-24                                                   6.05         2,100,000(b)          933,555

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

46  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource California Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Port of Oakland
  Revenue Bonds
  Series 1997G (MBIA) A.M.T.
   11-01-25                                                   5.38%     $  3,080,000        $  3,196,577
Port of Oakland
  Revenue Bonds
  Series 2000K (FGIC) A.M.T.
   11-01-18                                                   5.63         1,000,000           1,061,990
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36                                                   5.00         1,000,000(c)        1,065,300
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29                                                   5.25         1,000,000(c)        1,075,240
San Diego Public Water Facilities Financing Authority
  Revenue Bonds
  Series 2002 (MBIA)
   08-01-26                                                   5.00         2,500,000           2,606,150
San Diego Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999A (FGIC)
   07-01-12                                                   3.70         3,420,000(b)        2,733,093
San Francisco Bay Area Transit Financing Authority
  Revenue Bonds
  Series 2001 (AMBAC)
   07-01-36                                                   5.13         2,000,000           2,069,260
San Francisco City & County Airports Commission
  Refunding Revenue Bonds
  2nd Series 2001-27B (FGIC)
   05-01-16                                                   5.25         2,170,000           2,328,757
San Francisco City & County Public Utilities Commission
  Revenue Bonds
  Series 2002A (MBIA)
   11-01-25                                                   5.00         2,000,000           2,091,380

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
San Juan Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999 (FSA)
   08-01-21                                                   5.68%     $    820,000(b)     $    423,702
   08-01-24                                                   5.70         1,810,000(b)          804,636
San Mateo County Community College District
  Unlimited General Obligation Bonds
  Election of 2001
  Series 2002A (FGIC)
   09-01-18                                                   5.38         1,000,000           1,089,760
San Ysidro School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Election of 1997
  Zero Coupon
  Series 2005D (FGIC)
   08-01-27                                                   4.91         2,500,000(b)          958,375
Santa Maria Joint Union High School District
  Prerefunded Unlimited General Obligation Bonds
  Election of 2000
  Series 2003B (FSA)
   08-01-27                                                   5.00         3,000,000           3,295,799
Semitropic Improvement District
  Revenue Bonds
  Series 2004A (XLCA)
   12-01-28                                                   5.00         2,000,000           2,080,620
State of California
  Prerefunded Unlimited General Obligation Bonds
  Series 2000
   05-01-19                                                   5.63         1,365,000           1,471,224
   10-01-25                                                   5.38         2,500,000           2,672,944
State of California
  Unlimited General Obligation Bonds
  Series 2001
   03-01-31                                                   5.13         2,500,000           2,575,100
   06-01-31                                                   5.13         2,500,000           2,578,400
State of California
  Unlimited General Obligation Bonds
  Series 2002
   02-01-15                                                   6.00         1,000,000(g)        1,146,870

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  47

RiverSource California Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-10                                                   5.00%     $  1,000,000        $  1,043,770
   02-01-21                                                   5.25         2,500,000           2,678,975
   02-01-29                                                   5.25         2,500,000           2,633,025
   02-01-32                                                   5.00         2,500,000           2,577,850
State of California
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   11-01-20                                                   5.25         1,000,000           1,084,160
State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14                                                   5.25         2,000,000           2,184,680
   04-01-29                                                   5.30         2,000,000           2,135,980
   02-01-33                                                   5.00         1,000,000           1,033,050
State of California
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   02-01-33                                                   5.00         2,500,000           2,600,200
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-11                                                   5.25         1,000,000           1,065,820
State of California
  Unlimited General Obligation Bonds
  Series 2004A (FGIC)
   07-01-17                                                   5.00         2,000,000           2,119,140
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-22                                                   5.00         2,000,000           2,096,600
   11-01-23                                                   5.13         2,500,000           2,638,300
   11-01-24                                                   5.13         2,000,000           2,108,120
   11-01-29                                                   5.25           500,000             530,850
State of California
  Unlimited General Obligation Bonds
  Veterans
  Series 2000BJ A.M.T.
   12-01-12                                                   4.95         2,250,000           2,314,058
   12-01-13                                                   5.05         1,435,000(g)        1,477,103
   12-01-14                                                   5.15         2,535,000           2,607,983

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
State of California
  Unrefunded Unlimited General Obligation Bonds
  Series 2000
   05-01-19                                                   5.63%     $    400,000        $    428,852
Stockton
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
   02-01-23                                                   7.50            30,000              30,221
Tobacco Securitization Authority of Northern California
  Prerefunded Asset-backed Revenue Bonds
  Series 2001A
   06-01-41                                                   5.38           255,000             274,877
Tobacco Securitization Authority of Southern California
  Revenue Bonds
  Series 2006-A1
   06-01-37                                                   5.00         2,000,000           1,991,120
University of California
  Revenue Bonds
  Multiple Purpose Projects
  Series 2003Q (FSA)
   09-01-18                                                   5.00         2,000,000           2,120,900
University of California
  Revenue Bonds
  Multiple Purpose
  Series 2000K (FGIC)
   09-01-20                                                   5.00         1,010,000           1,045,481
Walnut Energy Center Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   01-01-29                                                   5.00         2,500,000           2,603,975
   01-01-34                                                   5.00         1,000,000           1,036,500
Whittier Union High School District
  Prerefunded Unlimited General Obligation Bonds
  Election of 1999
  Series 2003D (FSA)
   08-01-28                                                   5.00         2,615,000           2,831,862
--------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
  (Cost: $168,032,081)                                                                    $  175,087,776
--------------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

48  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource California Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES (2.3%)
--------------------------------------------------------------------------------------------------------
ISSUE(d,e,h)                                              EFFECTIVE        AMOUNT               VALUE(a)
                                                            YIELD        PAYABLE AT
                                                                          MATURITY
California Infrastructure & Economic Development Bank
  Revenue Bonds
  Rand Corporation
  V.R.D.N. Series 2002B
  (JPMorgan Chase Bank) AMBAC
   04-01-42                                                   3.30%     $  1,300,000       $   1,300,000
California State Department of Water Resources
  Revenue Bonds
  V.R.D.N. Series 2002B-3
  (Bank of New York)
   05-01-22                                                   3.50           100,000             100,000
California State Department of Water Resources
  Revenue Bonds
  V.R.D.N. Series 2005F-4
  (Bank of America)
   05-01-22                                                   3.50         1,600,000           1,600,000

--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
--------------------------------------------------------------------------------------------------------
ISSUE(d,e,h)                                              EFFECTIVE        AMOUNT               VALUE(a)
                                                            YIELD        PAYABLE AT
                                                                          MATURITY
Irvine
  Limited Obligation Assessment Revenue Bonds
  V.R.D.N. Series 2006-B
  (KBC Bank)
   09-02-30                                                   3.23%     $  1,200,000       $   1,200,000
--------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $4,200,000)                                                                         $   4,200,000
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $172,232,081)(i)                                                                    $ 179,287,776
========================================================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.2% of net assets at Aug. 31, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      --  ACA Financial Guaranty Corporation
      AMBAC    --  Ambac Assurance Corporation
      BIG      --  Bond Investors Guarantee
      CGIC     --  Capital Guaranty Insurance Company
      CIFG     --  IXIS Financial Guaranty
      FGIC     --  Financial Guaranty Insurance Company
      FHA      --  Federal Housing Authority
      FNMA     --  Federal National Mortgage Association
      FHLMC    --  Federal Home Loan Mortgage Corporation
      FSA      --  Financial Security Assurance
      GNMA     --  Government National Mortgage Association
      MBIA     --  MBIA Insurance Corporation
      XLCA     --  XL Capital Assurance


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  49

RiverSource California Tax-Exempt Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   --  Alternative Minimum Tax -- At Aug. 31, 2006, the value of securities subject to alternative minimum tax represented
                   8.6% of net assets.
      B.A.N.   --  Bond Anticipation Note
      C.P.     --  Commercial Paper
      R.A.N.   --  Revenue Anticipation Note
      T.A.N.   --  Tax Anticipation Note
      T.R.A.N. --  Tax & Revenue Anticipation Note
      V.R.     --  Variable Rate
      V.R.D.B. --  Variable Rate Demand Bond
      V.R.D.N. --  Variable Rate Demand Note

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Aug. 31, 2006. At Aug. 31, 2006, the value of inverse floaters represented 1.8% of net assets.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                          $ 1,400,000
      U.S. Treasury Note, Dec. 2006, 10-year                        2,400,000

(h) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(i) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $172,194,581 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 7,216,133
      Unrealized depreciation                                        (122,938)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 7,093,195
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

50  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource Massachusetts Tax-Exempt Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (97.4%)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Boston Metropolitan District
  Unlimited General Obligation Refunding Bonds
  Series 2002A
   12-01-11                                                   5.13%     $  2,050,000        $  2,187,781
City of Boston
  Revenue Bonds
  Series 2004A
   11-01-22                                                   5.00         1,000,000           1,058,230
City of Boston
  Unlimited General Obligation Bonds
  Series 2005A
   01-01-14                                                   5.00         1,000,000           1,081,970
City of Boston
  Unlimited General Obligation Refunding Bonds
  Series 2003A (MBIA)
   02-01-23                                                   5.00         1,000,000           1,045,040
City of Springfield
  Limited General Obligation Bonds
  State Qualified
  Series 2003 (MBIA)
   01-15-20                                                   5.25         1,405,000           1,515,756
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C (FSA)
   11-01-15                                                   5.50         2,500,000           2,817,599
Commonwealth of Massachusetts
  Limited General Obligation Refunding Bonds
  Series 1997A (AMBAC)
   08-01-10                                                   5.75         2,185,000           2,355,364
Commonwealth of Massachusetts
  Limited General Obligation Refunding Bonds
  Series 2004B
   08-01-22                                                   5.25           500,000             560,435
Commonwealth of Massachusetts
  Limited General Obligation Refunding Bonds
  Series 2004B (MBIA)
   08-01-27                                                   5.25           500,000             571,040

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Commonwealth of Massachusetts
  Prerefunded Limited General Obligation Bonds
  Consolidated Loan
  Series 2002A (FGIC)
   01-01-14                                                   5.00%     $  2,500,000        $  2,575,974
Commonwealth of Massachusetts
  Prerefunded Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C
   11-01-30                                                   5.25         2,000,000           2,161,101
Commonwealth of Massachusetts
  Prerefunded Unlimited General Obligation Bonds
  Consolidated Loan
  Series 2003D
   10-01-22                                                   5.25         1,000,000           1,087,830
Commonwealth of Massachusetts
  Refunding Revenue Bonds
  Series 2005 (FGIC)
   01-01-28                                                   5.50           500,000             585,480
Commonwealth of Massachusetts
  Revenue Bonds
  Grant Anticipation Notes
  Series 1998A (FSA)
   06-15-09                                                   5.25         1,500,000(f)        1,563,105
Commonwealth of Massachusetts
  Special Obligation Refunding Bonds
  Federal Highway Grant Anticipation Notes
  Series 2003A (FSA)
   12-15-14                                                   5.00         1,000,000           1,079,300
Commonwealth of Massachusetts
  Unlimited General Obligation Bonds
  Consolidated Loan
  Series 2005B
   08-01-14                                                   5.00           750,000(f)          810,383
Commonwealth of Massachusetts
  Unlimited General Obligation Refunding Bonds
  Series 2004A (FSA)
   08-01-20                                                   5.25           500,000             562,150

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  51

RiverSource Massachusetts Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement
  Bonds
  Series 2001 (FSA)
   07-01-16                                                   5.50%     $    500,000(c)     $    567,775
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2001A (FGIC)
   07-01-29                                                   5.50           500,000(c)          593,145
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement
  Bonds
  Series 2006A
   07-01-27                                                   5.25           375,000(c)          398,018
Commonwealth of Puerto Rico
  Unlimited General Obligation Refunding & Public
  Improvement Bonds
  Series 2006B
   07-01-32                                                   5.25           375,000(c)          397,103
   07-01-35                                                   5.00           250,000(c)          256,225
Massachusetts Bay Transportation Authority
  Prerefunded Special Assessment Bonds
  Series 2005A
   07-01-25                                                   5.00           250,000             264,788
   07-01-26                                                   5.00           250,000             264,223
Massachusetts Bay Transportation Authority
  Refunding Revenue Bonds
  Series 1992B
   03-01-16                                                   6.20         1,500,000           1,720,470
Massachusetts Bay Transportation Authority
  Revenue Bonds
  Series 2005A
   07-01-30                                                   5.00           450,000             495,923
   07-01-31                                                   5.00           500,000             550,620
Massachusetts Development Finance Agency
  Prerefunded Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30                                                   8.25           750,000             887,723

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Massachusetts Development Finance Agency
  Revenue Bonds
  Devens Electric System
  Series 2001
   12-01-30                                                   6.00%     $  1,000,000        $  1,071,060
Massachusetts Development Finance Agency
  Revenue Bonds
  May Institute
  Series 1999 (Radian Group Financial Guaranty)
   09-01-29                                                   5.75         1,000,000           1,048,630
Massachusetts Development Finance Agency
  Revenue Bonds
  Smith College
  Series 2005
   07-01-35                                                   5.00           500,000             518,740
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Boston College
  Series 2003N
   06-01-21                                                   5.25         1,000,000           1,078,620
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37                                                   5.13         2,500,000           2,624,149
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25                                                   5.25         1,000,000           1,148,320
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Williams College
  Series 2003H
   07-01-33                                                   5.00         1,000,000           1,040,930
Massachusetts Housing Finance Agency
  Revenue Bonds
  Single Family
  Series 2003-98 A.M.T.
   06-01-23                                                   4.88           985,000             999,450

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

52  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Massachusetts Housing Finance Agency
  Revenue Bonds
  Single Family
  Series 2006-122 A.M.T.
   12-01-31                                                   4.85%     $    750,000        $    758,685
Massachusetts Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28                                                   4.75         1,000,000(f)        1,010,990
Massachusetts Municipal Wholesale Electric Company
  Revenue Bonds
  Nuclear Project #5
  Series 2001A (MBIA)
   07-01-10                                                   5.00         1,000,000           1,047,310
Massachusetts Port Authority
  Revenue Bonds
  Series 2003A (MBIA)
   07-01-18                                                   5.00         1,000,000           1,059,730
Massachusetts School Building Authority
  Revenue Bonds
  Series 2005A (FSA)
   08-15-24                                                   5.00         1,000,000           1,058,330
Massachusetts State Water Pollution Abatement
  Revenue Bonds
  Pool Program
  Series 2004-10
   08-01-34                                                   5.00         1,000,000           1,042,360
Massachusetts State Water Pollution Abatement
  Unrefunded Revenue Bonds
  Pool Program
  Series 2002-8
   08-01-20                                                   5.00            25,000              26,383
Massachusetts Water Resources Authority
  Refunding Revenue Bonds
  Series 1998B (FSA)
   08-01-11                                                   5.50         1,430,000           1,550,392
Massachusetts Water Resources Authority
  Refunding Revenue Bonds
  Series 2005A (MBIA)
   08-01-22                                                   5.00           500,000             536,950

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 1992A (FGIC)
   07-15-19                                                   6.50%     $  2,000,000        $  2,398,119
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27                                                   4.75         1,000,000           1,029,600
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13                                                   5.13         1,000,000(c)        1,046,779
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2002 Inverse Floater (MBIA)
   07-01-17                                                   5.90           500,000(b,c)        641,970
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 1996Y
   07-01-13                                                   6.25           300,000(c)          337,254
Puerto Rico Infrastructure Financing Authority
  Refunding Special Tax Bonds
  Series 2005C (AMBAC)
   07-01-23                                                   5.50           500,000(c)          583,100
University of Massachusetts Building Authority
  Prerefunded Revenue Bonds
  Series 2003-1 (AMBAC)
   11-01-21                                                   5.25         1,000,000           1,095,260
University of Massachusetts Building Authority
  Revenue Bonds
  Series 1976 Escrowed to Maturity
   05-01-11                                                   7.50            50,000              54,704
Woods Hole Martha's Vineyard &
  Nantucket Steamship Authority
  Revenue Bonds
  Series 2004B
   03-01-20                                                   5.00           750,000             802,403
Worcester
  Limited General Obligation Bonds
  Series 2001A (FGIC)
   08-15-12                                                   5.50         1,400,000           1,512,168
--------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $55,608,818)                                                                         $ 57,136,937
--------------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  53

RiverSource Massachusetts Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES (1.9%)
--------------------------------------------------------------------------------------------------------
ISSUE(d,e,g)                                              EFFECTIVE        AMOUNT               VALUE(a)
                                                            YIELD        PAYABLE AT
                                                                          MATURITY
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Capital Assets Program
  V.R.D.N. Series 1985D (State Street B&T) MBIA
   01-01-35                                                   3.56%     $    500,000        $    500,000
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Capital Assets Program
  V.R.D.N. Series 1985E (Fleet Natl Bank)
   01-01-35                                                   3.42           100,000             100,000

--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
--------------------------------------------------------------------------------------------------------
ISSUE(d,e,g)                                              EFFECTIVE        AMOUNT               VALUE(a)
                                                            YIELD        PAYABLE AT
                                                                          MATURITY
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  V.R.D.N. Series 1999R
   11-01-49                                                   3.47%     $    500,000        $    500,000
--------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,100,000)                                                                          $  1,100,000
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $56,708,818)(h)                                                                      $ 58,236,937
========================================================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Aug. 31, 2006. At Aug. 31, 2006, the value of inverse floaters represented 1.1% of net assets.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.2% of net assets at Aug. 31, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      --  ACA Financial Guaranty Corporation
      AMBAC    --  Ambac Assurance Corporation
      BIG      --  Bond Investors Guarantee
      CGIC     --  Capital Guaranty Insurance Company
      CIFG     --  IXIS Financial Guaranty
      FGIC     --  Financial Guaranty Insurance Company
      FHA      --  Federal Housing Authority
      FNMA     --  Federal National Mortgage Association
      FHLMC    --  Federal Home Loan Mortgage Corporation
      FSA      --  Financial Security Assurance
      GNMA     --  Government National Mortgage Association
      MBIA     --  MBIA Insurance Corporation
      XLCA     --  XL Capital Assurance


------------------------------------------------------------------------------

54  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   --  Alternative Minimum Tax -- At Aug. 31, 2006, the value of securities subject to alternative minimum tax represented
                   3.0% of net assets.
      B.A.N.   --  Bond Anticipation Note
      C.P.     --  Commercial Paper
      R.A.N.   --  Revenue Anticipation Note
      T.A.N.   --  Tax Anticipation Note
      T.R.A.N. --  Tax & Revenue Anticipation Note
      V.R.     --  Variable Rate
      V.R.D.B. --  Variable Rate Demand Bond
      V.R.D.N. --  Variable Rate Demand Note

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                          $   500,000
      U.S. Treasury Note, Dec. 2006, 10-year                          800,000

(g) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(h) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $56,706,833 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 1,646,659
      Unrealized depreciation                                        (116,555)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 1,530,104
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  55

INVESTMENTS IN SECURITIES

RiverSource Michigan Tax-Exempt Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (96.2%)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Allen Park Public School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-18                                                   5.00%     $  1,000,000        $  1,059,650
Anchor Bay School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29                                                   5.00         1,000,000           1,038,290
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2001A (FGIC)
   07-01-29                                                   5.50           750,000(c)          889,718
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2001 (FSA)
   07-01-16                                                   5.50           500,000(c)          567,775
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2004A
   07-01-24                                                   5.00           500,000(c)          515,630
Commonwealth of Puerto Rico
  Unlimited General Obligation Refunding & Public
  Improvement Bonds
  Series 2006B
   07-01-32                                                   5.25           250,000(c)          264,735
   07-01-35                                                   5.00           250,000(c)          256,225
Detroit City School District
  Unlimited General Obligation Bonds
  School Building & Site Improvement
  Series 2003B (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-11                                                   5.25         1,000,000           1,068,730

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Detroit
  Revenue Bonds
  Second Lien
  Series 2005A (MBIA)
   07-01-30                                                   5.00%     $    500,000        $    523,940
Detroit
  Revenue Bonds
  Senior Lien
  Series 2003A (MBIA)
   07-01-34                                                   5.00         1,375,000           1,429,642
Detroit
  Revenue Bonds
  Series 2003B (MBIA)
   07-01-32                                                   5.25         1,500,000           1,637,024
Detroit
  Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA)
   04-01-15                                                   5.38         1,000,000           1,076,270
Eastern Michigan University
  Prerefunded Revenue Bonds
  Series 2003A (FGIC)
   06-01-28                                                   5.00         1,000,000           1,075,590
Goodrich Area School District
  Prerefunded Unlimited General Obligation Bonds
  Series 2003B
  (Qualified School Bond Loan Fund)
   05-01-27                                                   5.00           505,000             545,243
Goodrich Area School District
  Unrefunded Unlimited General Obligation Bonds
  Series 2003B
  (Qualified School Bond Loan Fund)
   05-01-27                                                   5.00           495,000             519,220
Grand Rapids Building Authority
  Prerefunded Revenue Bonds
  Series 2002A (AMBAC)
   10-01-17                                                   5.50           505,000(h)          554,859

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

56  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Grand Rapids Building Authority
  Unrefunded Revenue Bonds
  Series 2002A (AMBAC)
   10-01-17                                                   5.50%     $    765,000        $    832,626
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29                                                   5.00         1,000,000           1,043,280
Jackson
  Limited General Obligation Bonds
  Capital Appreciation
  Downtown Development
  Zero Coupon
  Series 2001 (FSA)
   06-01-21                                                   5.58         1,450,000(b)          753,696
L'Anse Creuse Public Schools
  Unlimited General Obligation Refunding Bonds
  Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-11                                                   4.00         1,000,000           1,013,530
Lansing Community College
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   05-01-12                                                   5.00         1,000,000           1,067,290
Lawton Community Schools
  Prerefunded Unlimited General Obligation Bonds
  Series 2001
  (Qualified School Bond Loan Fund)
   05-01-31                                                   5.00           800,000             849,504
Lawton Community Schools
  Unrefunded Unlimited General Obligation Bonds
  Series 2001
  (Qualified School Bond Loan Fund)
   05-01-31                                                   5.00           200,000             206,678
Manchester Community Schools
  Prerefunded Unlimited General Obligation Bonds
  Building & Site
  Series 2001
  (Qualified School Bond Loan Fund)
   05-01-26                                                   5.00         1,400,000(h)        1,481,983

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Michigan Higher Education Student Loan Authority
  Revenue Bonds
  Student Loan
  Series 2006 XVII-Q (AMBAC) A.M.T.
   03-01-26                                                   4.95%     $    200,000        $    204,748
   03-01-31                                                   5.00           375,000             384,784
Michigan Municipal Bond Authority
  Refunding Revenue Bonds
  Clean Water State Revolving Fund
  Series 2005
   10-01-15                                                   5.00           500,000             545,255
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water State Revolving Fund
  Series 2001
   10-01-14                                                   5.00           500,000             529,070
   10-01-20                                                   5.00         1,000,000           1,049,660
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water State Revolving Fund
  Series 2002
   10-01-20                                                   5.38         1,000,000           1,084,060
   10-01-21                                                   5.38         1,000,000           1,084,630
Michigan Municipal Bond Authority
  Revenue Bonds
  School District City of Detroit
  Series 2005 (FSA)
   06-01-19                                                   5.00           500,000             531,600
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-09                                                   5.25         2,000,000           2,070,899
   01-01-14                                                   5.25           500,000             546,920
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  Series 2003 II (MBIA)
   10-15-29                                                   5.00         1,000,000           1,045,550

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  57

RiverSource Michigan Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Michigan State Hospital Finance Authority
  Refunding Revenue Bonds
  Henry Ford Health System
  Series 2006A
   11-15-26                                                   5.00%     $    500,000        $    519,810
   11-15-46                                                   5.25           750,000             785,528
Michigan State Hospital Finance Authority
  Revenue Bonds
  Oakwood Obligated Group
  Series 2003
   11-01-18                                                   5.50         1,000,000           1,076,340
Michigan Strategic Fund
  Refunding Revenue Bonds
  Detroit Edison
  Series 1990BB (MBIA)
   07-15-08                                                   7.00         1,000,000           1,059,420
Plymouth-Canton Community School District
  Unlimited General Obligation Refunding Bonds
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-15                                                   5.25           600,000(h)          653,262
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2002 Inverse Floater (MBIA)
   07-01-17                                                   5.90           250,000(c,g)        320,985
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2002C (XLCA)
   07-01-13                                                   5.50         1,000,000(c)        1,110,100
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36                                                   5.00           500,000(c)          532,650
Roseville School District
  Refunding Unlimited General Obligation Bonds
  School Building & Site
  Series 2006 (FSA)
  (Qualified School Bond Loan Fund)
   05-01-23                                                   5.00           500,000             531,040

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Saginaw Hospital Finance Authority
  Refunding Revenue Bonds
  Covenant Medical Center
  Series 2004G
   07-01-22                                                   5.13%     $    500,000        $    521,380
Saline Area Schools
  Unlimited General Obligation Bonds
  Series 2000A
  (Qualified School Bond Loan Fund)
   05-01-09                                                   4.75         1,000,000           1,028,040
South Lyon Community Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (FGIC)
   05-01-28                                                   5.00         1,000,000           1,041,830
Southfield Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003A
  (Qualified School Bond Loan Fund)
   05-01-22                                                   5.25         1,025,000           1,100,994
State of Michigan
  Certificate of Participation
  Series 2004A (MBIA)
   09-01-31                                                   4.25           750,000             762,128
State of Michigan
  Unlimited General Obligation Bonds
  Environmental Programs
  Series 2003A
   05-01-10                                                   5.00         1,000,000           1,047,120
Summit Academy North
  Prerefunded Certificate of Participation
  Series 2001
   07-01-30                                                   7.38           750,000             847,568
Summit Academy
  Prerefunded Certificate of Participation
  Full Term
  Series 1998
   09-01-18                                                   7.00           480,000             508,498

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

58  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Troy City School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2006 (MBIA)
  (Qualified School Board Loan Fund)
   05-01-24                                                   5.00%     $    500,000        $    532,265
Waverly Community School
  Prerefunded Unlimited General Obligation Bonds
  Series 2000 (FGIC)
   05-01-17                                                   5.25         1,000,000           1,056,310
Wayne County Airport Authority
  Revenue Bonds
  Detroit Metro Wayne County Airport
  Series 2005 (MBIA) A.M.T.
   12-01-19                                                   4.75           500,000             511,985
Western Township Utilities Authority
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   01-01-08                                                   5.00           500,000             508,655
Williamston Community School District
  Unlimited General Obligation Bonds
  Series 1996 (MBIA)
  (Qualified School Bond Loan Fund)
   05-01-25                                                   5.50         1,000,000           1,138,930
Wyandotte City School District
  Prerefunded Unlimited General Obligation Bonds
  Building & Site
  Series 2002
  (Qualified School Bond Loan Fund)
   05-01-14                                                   5.38         1,250,000           1,357,850
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
TOTAL MUNICIPAL BONDS
(Cost: $46,586,903)                                                                         $ 47,900,992
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES (1.2%)
--------------------------------------------------------------------------------------------------------
ISSUE(d,e,f)                                              EFFECTIVE        AMOUNT               VALUE(a)
                                                            YIELD        PAYABLE AT
                                                                          MATURITY
Detroit
  Revenue Bonds
  Senior Lien
  V.R.D.N. Series 2003B
  (Dexia Credit Local) FSA
   07-01-33                                                   3.41%     $    500,000        $    500,000
University of Michigan
  Refunding Revenue Bonds
  University of Michigan Hospitals
  V.R.D.N. Series 1992A
   12-01-19                                                   3.45           100,000             100,000
--------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $600,000)                                                                            $    600,000
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $47,186,903)(i)                                                                      $ 48,500,992
========================================================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 9.0% of net assets at Aug. 31, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      --  ACA Financial Guaranty Corporation
      AMBAC    --  Ambac Assurance Corporation
      BIG      --  Bond Investors Guarantee
      CGIC     --  Capital Guaranty Insurance Company
      CIFG     --  IXIS Financial Guaranty


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  59

RiverSource Michigan Tax-Exempt Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

      FGIC     --  Financial Guaranty Insurance Company
      FHA      --  Federal Housing Authority
      FNMA     --  Federal National Mortgage Association
      FHLMC    --  Federal Home Loan Mortgage Corporation
      FSA      --  Financial Security Assurance
      GNMA     --  Government National Mortgage Association
      MBIA     --  MBIA Insurance Corporation
      XLCA     --  XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   --  Alternative Minimum Tax -- At Aug. 31, 2006, the value of securities subject to alternative minimum tax represented
                   2.2% of net assets.
      B.A.N.   --  Bond Anticipation Note
      C.P.     --  Commercial Paper
      R.A.N.   --  Revenue Anticipation Note
      T.A.N.   --  Tax Anticipation Note
      T.R.A.N. --  Tax & Revenue Anticipation Note
      V.R.     --  Variable Rate
      V.R.D.B. --  Variable Rate Demand Bond
      V.R.D.N. --  Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Aug. 31, 2006. At Aug. 31, 2006, the value of inverse floaters represented 0.6% of net assets.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                          $   400,000
      U.S. Treasury Note, Dec. 2006, 10-year                          700,000

(i) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $47,186,903 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 1,382,933
      Unrealized depreciation                                         (68,844)
------------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 1,314,089
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

60  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource Minnesota Tax-Exempt Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (96.5%)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Anoka County Housing & Redevelopment Authority
  Unlimited General Obligation Bonds
  Housing Development
  Series 2004 (AMBAC)
   02-01-34                                                   5.00%     $  1,355,000        $  1,411,924
Anoka-Hennepin Independent School District #11
  Unlimited General Obligation Bonds
  Series 2001A
  (School District Credit Enhancement Program)
   02-01-09                                                   5.00         2,415,000           2,492,087
   02-01-10                                                   5.00         1,000,000           1,043,770
   02-01-13                                                   5.00         4,175,000           4,395,231
   02-01-15                                                   5.00         1,990,000           2,087,550
   02-01-16                                                   5.00         2,000,000           2,097,220
Austin Housing & Redevelopment Authority
  Revenue Bonds
  Courtyard Residence Project
  Series 2000A
   01-01-32                                                   7.25         2,000,000           2,097,860
Bloomington Independent School District #271
  Unlimited General Obligation Bonds
  Series 2001A (FSA)
  (School District Credit Enhancement Program)
   02-01-24                                                   5.13      2,000,000(i)           2,107,280
Bloomington Independent School District #271
  Unlimited General Obligation Refunding Bonds
  Building
  Series 1999B
  (School District Credit Enhancement Program)
   02-01-15                                                   5.00         1,500,000           1,563,225
City of Breckenridge
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30                                                   5.00         3,335,000           3,492,312

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
City of Chaska
  Refunding Revenue Bonds
  Generating Facilities
  Series 2005A
   10-01-20                                                   5.25%     $  1,165,000        $  1,261,916
   10-01-30                                                   5.00         3,800,000           3,937,218
City of Minneapolis
  Revenue Bonds
  Fairview Health Services
  Series 2002B (MBIA)
   05-15-14                                                   5.50         2,050,000           2,251,023
   05-15-15                                                   5.50         2,160,000           2,368,310
   05-15-16                                                   5.50         2,200,000           2,408,626
   05-15-17                                                   5.50         1,295,000           1,416,406
City of Minneapolis
  Unlimited General Obligation Bonds
  Convention Center
  Series 2002
   12-01-12                                                   5.00         1,500,000           1,578,735
City of Minneapolis
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2001
   12-01-11                                                   5.00         3,035,000           3,237,465
City of Stillwater
  Revenue Bonds
  Health System Obligation Group
  Series 2005
   06-01-19                                                   5.00         2,505,000           2,603,647
   06-01-25                                                   5.00         1,750,000           1,804,845
   06-01-35                                                   5.00         3,145,000           3,234,444
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement
  Bonds
  Series 2001 (FSA)
   07-01-16                                                   5.50         1,500,000(c)        1,703,325

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  61

RiverSource Minnesota Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement
  Bonds
  Series 2006A
   07-01-27                                                   5.25%     $  2,000,000(c)     $  2,122,760
Commonwealth of Puerto Rico
  Unlimited General Obligation Refunding & Public
  Improvement Bonds
  Series 2006B
   07-01-32                                                   5.25         2,000,000(c)        2,117,880
   07-01-35                                                   5.00         1,500,000(c)        1,537,350
County of Anoka
  Limited General Obligation Refunding Bonds
  Capital Improvement
  Series 2001C (MBIA)
   02-01-09                                                   4.60         2,960,000           3,032,934
County of Ramsey
  Unlimited General Obligation Refunding Bonds
  Capital Improvement Plan
  Series 2002B
   02-01-10                                                   5.25         2,150,000           2,266,810
   02-01-14                                                   5.25         3,840,000           4,090,867
County of Washington
  Unlimited General Obligation Refunding Bonds
  Capital Improvement Plan
  Series 2000A
   02-01-20                                                   5.50         1,000,000           1,058,000
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-12                                                   4.00         3,700,000           3,768,339
   02-01-22                                                   4.25         3,000,000           2,993,160
   02-01-23                                                   4.50         3,000,000           3,061,800
   02-01-24                                                   4.50         3,400,000           3,487,346
Elk River Independent School District #728
  Unlimited General Obligation Bonds
  Series 2002 Inverse Floater (FSA)
  (School District Credit Enhancement Program)
   02-01-18                                                   6.34         1,200,000(h)        1,498,332
   02-01-19                                                   6.34         1,150,000(h)        1,423,689
   02-01-20                                                   6.34           950,000(h)        1,169,393
   02-01-21                                                   6.35         1,285,000(h)        1,575,731

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Elk River Independent School District #728
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
  (School District Credit Enhancement Program)
   02-01-16                                                   5.00%     $  3,000,000        $  3,197,520
Farmington Independent School District #192
  Unlimited General Obligation Bonds
  School Building
  Series 2005B (FSA)
  (School District Credit Enhancement Program)
   02-01-21                                                   5.00         3,615,000           3,838,877
Hennepin County
  Unlimited General Obligation Bonds
  Series 2003
   12-01-06                                                   4.00         2,000,000           2,002,260
   12-01-23                                                   4.75         2,000,000           2,062,480
Lake Superior Independent School District #381
  Unlimited General Obligation Bonds
  Building
  Series 2002A (FSA)
  (School District Credit Enhancement Program)
   04-01-13                                                   5.00         1,795,000           1,928,853
Lakeville Independent School District #194
  Unlimited General Obligation Refunding Bonds
  Series 1997A
  (School District Credit Enhancement Program)
   02-01-22                                                   5.13         2,400,000           2,448,552
Marshall Independent School District #413
  Unlimited General Obligation Bonds
  Series 2003A (FSA)
  (School District Credit Enhancement Program)
   02-01-19                                                   4.13         1,560,000           1,557,691
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation Bonds
  Transportation
  Series 2002C
   02-01-09                                                   5.00         3,240,000           3,348,702

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

62  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Minneapolis & St. Paul
  Housing & Redevelopment Authority
  Revenue Bonds
  HealthPartners Obligation Group Project
  Series 2003
   12-01-12                                                   5.25%     $  1,000,000        $  1,054,210
   12-01-15                                                   5.13         1,500,000           1,564,785
   12-01-16                                                   5.25         1,250,000           1,312,775
Minneapolis & St. Paul
  Housing & Redevelopment Authority
  Revenue Bonds
  HealthSpan
  Series 1993A (AMBAC)
   11-15-18                                                   4.75         5,000,000           5,009,950
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax -- Common Bond Fund
  Series 1996-1
   06-01-11                                                   6.00           980,000             985,586
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax -- Common Bond Fund
  Series 1997-7A
   06-01-12                                                   5.50           250,000             255,770
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax -- Common Bond Fund
  Series 2001-2-A A.M.T.
   06-01-19                                                   5.88         1,000,000           1,070,740
Minneapolis Special School District #1
  Refunding Certificate of Participation
  Series 2002B (FSA)
  (School District Credit Enhancement Program)
   02-01-10                                                   5.00         1,000,000           1,047,040
Minneapolis/St. Paul Housing Finance Board
  Revenue Bonds
  Mortgage-backed-City Living
  Series 2006A-5 (GNMA/FNMA/FHLMC)
   04-01-27                                                   5.45         2,250,000(b)        2,406,353
Minneapolis/St. Paul Housing Finance Board
  Revenue Bonds
  Single Family Housing
  Series 2005-A-4 (GNMA/FNMA/FHLMC) A.M.T.
   12-01-37                                                   4.70           107,219             106,689

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Minneapolis-St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 1998A (AMBAC)
   01-01-24                                                   5.20%     $  4,000,000        $  4,117,080
Minneapolis-St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 1999B (FGIC) A.M.T.
   01-01-16                                                   5.63         2,920,000(i)        3,063,839
Minneapolis-St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 2001B (FGIC) A.M.T.
   01-01-16                                                   5.75         4,875,000           5,202,064
Minneapolis-St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Sub Series 2001C (FGIC)
   01-01-18                                                   5.50         2,000,000(i)        2,143,200
   01-01-32                                                   5.25         7,000,000           7,332,219
Minneapolis-St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Sub Series 2005A (AMBAC)
   01-01-29                                                   5.00         1,900,000           1,992,074
Minnesota Agricultural & Economic Development Board
  Prerefunded Revenue Bonds
  Health Care System
  Series 2000A
   11-15-22                                                   6.38         4,845,000           5,397,185
   11-15-29                                                   6.38         2,910,000           3,241,653
Minnesota Agricultural & Economic Development Board
  Revenue Bonds
  Health Care System -- Benedictine Health
  Series 1999A (MBIA)
   02-15-16                                                   4.75         1,000,000           1,034,750
Minnesota Agricultural & Economic Development Board
  Unrefunded Revenue Bonds
  Health Care System
  Series 2000A
   11-15-22                                                   6.38           155,000             171,074
   11-15-29                                                   6.38            90,000              99,554
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  Macalester College
  6th Series 2004B
   03-01-17                                                   5.00         2,395,000           2,556,591

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  63

RiverSource Minnesota Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. John's University
  6th Series 2005G
   10-01-22                                                   5.00%     $  2,000,000        $  2,110,320
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  University of St. Thomas
  5th Series 2004Y
   10-01-34                                                   5.25         2,800,000           2,965,956
Minnesota Housing Finance Agency
  Revenue Bonds
  Residential Housing Finance
  Series 2006B A.M.T.
   07-01-26                                                   4.75         1,905,000           1,921,288
   07-01-31                                                   4.85         2,570,000           2,597,396
   07-01-37                                                   4.90         5,000,000           5,038,850
Minnesota Housing Finance Agency
  Revenue Bonds
  Series 2002 Inverse Floater A.M.T.
   07-01-33                                                   7.19         1,075,000(h)        1,153,271
Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1996J A.M.T.
   07-01-21                                                   5.60            90,000              91,625
Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1997K A.M.T.
   01-01-26                                                   5.75           975,000             991,107
Minnesota Public Facilities Authority
  Prerefunded Revenue Bonds
  Series 2001A
   03-01-20                                                   5.00         4,000,000           4,183,240
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2002B
   03-01-10                                                   5.00         2,500,000           2,620,375
   03-01-13                                                   5.25         2,500,000           2,727,650
   03-01-14                                                   5.25         2,500,000           2,751,350

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2005C
   03-01-25                                                   5.00%     $  2,000,000        $  2,123,480
Minnesota State Municipal Power Agency
  Revenue Bonds
  Series 2004A
   10-01-29                                                   5.13         3,500,000           3,648,960
Minnesota State Municipal Power Agency
  Revenue Bonds
  Series 2005
   10-01-30                                                   5.00         2,000,000           2,072,220
Monticello Big Lake Community Hospital District
  Revenue Bonds
  Health Care Facilities
  Series 1998A
  (Asset Guaranty/Radian Group Financial Guaranty)
   12-01-19                                                   5.75         1,600,000           1,685,584
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1989A (AMBAC)
   01-01-10                                                   3.80         2,000,000(g)        1,755,900
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1998B (AMBAC)
   01-01-20                                                   4.75         5,000,000           5,116,800
Northfield
  Revenue Bonds
  Series 2006
   11-01-31                                                   5.38         1,500,000           1,564,950
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
  (School District Credit Enhancement Program)
   02-01-11                                                   5.00         1,570,000           1,659,364
   02-01-12                                                   5.00         3,455,000           3,681,717
   02-01-15                                                   5.25         3,585,000           3,858,356

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

64  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Osseo Independent School District #279
  Unlimited General Obligation Refunding Bonds
  School Building
  Series 2000A
  (School District Credit Enhancement Program)
   02-01-13                                                   5.75%     $  3,200,000        $  3,439,840
   02-01-14                                                   5.75         1,100,000           1,180,795
Plymouth Housing & Redevelopment Authority
  Unlimited General Obligation Bonds
  Governmental Housing Project
  Series 2005
   02-01-35                                                   5.00         2,135,000           2,254,795
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13                                                   5.13         3,000,000(c)        3,140,339
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2003NN (MBIA)
   07-01-32                                                   5.00         2,820,000(c)        2,945,603
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 1996Y
   07-01-13                                                   6.25         1,650,000(c)        1,854,897
Puerto Rico Municipal Finance Agency
  Revenue Bonds
  Series 2002A (FSA)
   08-01-17                                                   5.25         2,250,000(c)        2,432,093
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36                                                   5.00         1,500,000(c)        1,597,950
Shakopee
  Revenue Bonds
  St. Francis Regional Medical Center
  Series 2004
   09-01-25                                                   5.10         3,300,000           3,420,384
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994A (MBIA)
   01-01-19                                                   6.67        17,000,000(g)        9,968,629

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17                                                   5.25%     $  6,000,000        $  6,660,839
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-11                                                   5.00         5,500,000           5,805,195
St. Cloud Housing & Redevelopment Authority
  Revenue Bonds
  State University Foundation Project
  Series 2002
   05-01-18                                                   5.13         3,000,000           3,181,560
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Community of Peace Academy Project
  Series 2001A
   12-01-30                                                   7.88         2,390,000           2,553,882
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Healtheast Project
  Series 2005
   11-15-25                                                   6.00         1,250,000           1,360,988
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Housing Project
  Series 1993
   11-01-06                                                   7.13           265,000             265,739
   11-01-17                                                   7.13         1,480,000           1,483,152
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Rental -- Lyngblomsten Housing Project
  Series 1993
   11-01-24                                                   7.00         1,680,000           1,682,621
St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23                                                   5.00         5,000,000           5,240,700
   12-01-27                                                   5.13         5,350,000           5,638,633

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  65

RiverSource Minnesota Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2001
   10-01-10                                                   5.00%     $  5,000,000        $  5,272,350
   10-01-14                                                   5.00         4,000,000(i)        4,257,280
   10-01-15                                                   5.00         4,455,000           4,730,943
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2002
   08-01-10                                                   5.00         4,075,000           4,288,449
   11-01-15                                                   5.25         3,575,000           3,879,304
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2003
   08-01-12                                                   5.00         2,000,000           2,147,640
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2004
   11-01-24                                                   5.00         3,500,000           3,718,750
Steele County
  Refunding Revenue Bonds
  Elderly Housing Project
  Series 2000
   06-01-30                                                   6.88         2,205,000           2,438,928
Todd Morrison Cass & Wadena Counties
  United Hospital District
  Unlimited General Obligation Bonds
  Health Care Facilities-Lakewood
  Series 2004
   12-01-34                                                   5.00         2,500,000           2,562,575
University of Minnesota
  Revenue Bonds
  Residual Certificates
  Series 2002 Inverse Floater
   07-01-21                                                   7.00         2,830,000(h)        4,097,812
Virginia Housing & Redevelopment Authority
  Revenue Bonds
  Series 2005
   10-01-20                                                   5.13         1,350,000           1,385,910
Western Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-26                                                   5.00         7,250,000           7,589,082

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(d,e)
White Bear Lake Independent School District #624
  Unlimited General Obligation Refunding Bonds
  School Building
  Series 2002C (FSA)
  (School District Credit Enhancement Program)
   02-01-09                                                   5.00%     $  1,375,000        $  1,421,448
White Bear Lake Independent School District #624
  Unlimited General Obligation Refunding Bonds
  Series 2002B (FGIC)
  (School District Credit Enhancement Program)
   02-01-13                                                   5.00         1,405,000           1,496,494
   02-01-14                                                   5.00         1,480,000           1,571,893
Willmar
  Unlimited General Obligation Bonds
  Rice Memorial Hospital Project
  Series 2002 (FSA)
   02-01-11                                                   5.00         1,025,000           1,080,781
   02-01-12                                                   5.00         1,120,000           1,190,112
   02-01-13                                                   5.00         1,200,000           1,283,232
--------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
  (Cost: $322,805,781)                                                                      $334,190,302
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES (2.6%)
--------------------------------------------------------------------------------------------------------
ISSUE(d,e,f)                                              EFFECTIVE        AMOUNT               VALUE(a)
                                                            YIELD        PAYABLE AT
                                                                          MATURITY
Center City
  Revenue Bonds
  Hazelden Foundation Project
  V.R.D.N. Series 2005
  (Bank of New York)
   11-01-35                                                   3.57%     $    700,000        $    700,000
City of Minneapolis
  Refunding Revenue Bonds
  Fairview Health Services
  V.R.D.N. Series 2005B
  (Royal Bank of Canada) AMBAC
   11-15-29                                                   3.38           700,000             700,000
City of Minneapolis
  Revenue Bonds
  Guthrie Theater Project
  V.R.D.N. Series 2003A (Wells Fargo Bank)
   10-01-23                                                   3.27         1,400,000           1,400,000

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

66  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
--------------------------------------------------------------------------------------------------------
ISSUE(d,e,f)                                              EFFECTIVE        AMOUNT               VALUE(a)
                                                            YIELD        PAYABLE AT
                                                                          MATURITY
Robbinsdale
  Revenue Bonds
  North Memorial Healthcare-Tranche II
  V.R.D.N. Series 2003 AMBAC
   05-15-33                                                   3.62%     $  3,600,000        $  3,600,000
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Public Radio Project
  V.R.D.N. Series 2005
  (Allied Irish Bank)
   10-01-25                                                   3.57         1,400,000           1,400,000

--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
--------------------------------------------------------------------------------------------------------
ISSUE(d,e,f)                                              EFFECTIVE        AMOUNT               VALUE(a)
                                                            YIELD        PAYABLE AT
                                                                          MATURITY
St. Paul Port Authority
  Revenue Bonds
  Minnesota Public Radio Project
  V.R.D.N. 7th Series 2005
  (Allied Irish Bank)
   05-01-25                                                   3.57%     $  1,100,000        $  1,100,000
--------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
  (Cost: $8,900,000)                                                                        $  8,900,000
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost: $331,705,781)(j)                                                                   $343,090,302
========================================================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Aug. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,404,575.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      5.6% of net assets at Aug. 31, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      --  ACA Financial Guaranty Corporation
      AMBAC    --  Ambac Assurance Corporation
      BIG      --  Bond Investors Guarantee
      CGIC     --  Capital Guaranty Insurance Company
      CIFG     --  IXIS Financial Guaranty
      FGIC     --  Financial Guaranty Insurance Company
      FHA      --  Federal Housing Authority
      FNMA     --  Federal National Mortgage Association
      FHLMC    --  Federal Home Loan Mortgage Corporation
      FSA      --  Financial Security Assurance
      GNMA     --  Government National Mortgage Association
      MBIA     --  MBIA Insurance Corporation
      XLCA     --  XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   --  Alternative Minimum Tax -- At Aug. 31, 2006, the value of securities subject to alternative minimum tax represented
                   6.1% of net assets.
      B.A.N.   --  Bond Anticipation Note
      C.P.     --  Commercial Paper
      R.A.N.   --  Revenue Anticipation Note
      T.A.N.   --  Tax Anticipation Note
      T.R.A.N. --  Tax & Revenue Anticipation Note
      V.R.     --  Variable Rate
      V.R.D.B. --  Variable Rate Demand Bond
      V.R.D.N. --  Variable Rate Demand Note


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  67

RiverSource Minnesota Tax-Exempt Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Aug. 31, 2006. At Aug. 31, 2006, the value of inverse floaters represented 3.2% of net assets.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                           $2,700,000
      U.S. Treasury Note, Dec. 2006, 10-year                        4,500,000

(j) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $331,495,846 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $12,058,957
      Unrealized depreciation                                        (464,501)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $11,594,456
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

68  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource New York Tax-Exempt Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (96.2%)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
City of New York
  Unlimited General Obligation Bonds
  Series 2000 Inverse Floater (FGIC)
   05-15-16                                                   7.98%     $    830,000(g)     $  1,051,652
City of New York
  Unlimited General Obligation Bonds
  Series 2002C (XLCA)
   03-15-12                                                   5.00         1,000,000           1,061,850
City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16                                                   5.75         2,000,000           2,202,179
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-18                                                   5.50         2,000,000           2,177,939
   06-01-20                                                   5.50         2,000,000           2,168,119
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34                                                   5.00         1,000,000           1,037,210
City of New York
  Unlimited General Obligation Bonds
  Series 2004E (FSA)
   11-01-22                                                   5.00           750,000(f)          792,083
City of New York
  Unlimited General Obligation Refunding Bonds
  Series 2003I
   03-01-27                                                   5.38         2,000,000           2,141,580
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement
  Bonds
  Series 2001A (FGIC)
   07-01-29                                                   5.50         1,000,000(d)        1,186,290

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement
  Bonds
  Series 2004A
   07-01-24                                                   5.00%     $    500,000(d)     $    515,630
Commonwealth of Puerto Rico
  Unlimited General Obligation Refunding & Public
  Improvement Bonds
  Series 2006B
   07-01-32                                                   5.25           500,000(d)          529,470
   07-01-35                                                   5.00           375,000(d)          384,338
County of Monroe
  Unlimited General Obligation Refunding & Public
  Improvement Bonds
  Series 1996 (MBIA)
   03-01-15                                                   6.00         1,250,000           1,437,125
Liberty Development Corporation
  Revenue Bonds
  Goldman Sachs Headquarters
  Series 2005
   10-01-35                                                   5.25           500,000             564,865
Long Island Power Authority
  Revenue Bonds
  Series 1998-8 (AMBAC)
   04-01-09                                                   5.25         1,000,000           1,041,370
Long Island Power Authority
  Revenue Bonds
  Series 2003C (CIFG)
   09-01-33                                                   5.00            20,000              20,837
Metropolitan Transportation Authority
  Prerefunded Revenue Bonds
  Series 1998A (FGIC)
   04-01-28                                                   4.75         1,000,000           1,077,050
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-16                                                   5.75           500,000             567,065

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  69

RiverSource New York Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19                                                   5.50%     $  1,000,000        $  1,098,150
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26                                                   5.50           750,000             819,278
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2005F
   11-15-12                                                   5.00           560,000             597,688
   11-15-35                                                   5.00           500,000             519,380
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2006A
   11-15-22                                                   5.00           750,000             795,450
Nassau County Tobacco Settlement Corporation
  Asset-backed Revenue Bonds
  Series 2006A-3
   06-01-46                                                   5.13           500,000             499,525
New York City Housing Development Corporation
  Revenue Bonds
  Capital Funding Program
  New York City Housing Authority Program
  Series 2005A (FGIC)
   07-01-25                                                   5.00         1,500,000           1,585,335
New York City Industrial Development Agency
  Revenue Bonds
  Queens Baseball Stadium Pilot
  Series 2006 (AMBAC)
   01-01-23                                                   5.00           500,000             534,920
   01-01-24                                                   5.00           500,000             534,055
New York City Industrial Development Agency
  Revenue Bonds
  Terminal One Group Association Project
  Series 2005 A.M.T.
   01-01-24                                                   5.50           500,000             536,895
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2002A
   06-15-29                                                   5.00         1,000,000           1,039,540

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2004A
   06-15-39                                                   5.00%     $  1,000,000        $  1,035,080
New York City Transitional Finance Authority
  Prerefunded Revenue Bonds
  Future Tax
  Series 1999C
   05-01-25                                                   5.50           220,000             232,936
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003D
   02-01-23                                                   5.00           500,000             525,095
   02-01-31                                                   5.00         1,000,000           1,038,210
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33                                                   5.00         1,000,000           1,041,370
New York City Trust for Cultural Resources
  Revenue Bonds
  Museum of American Folk Art
  Series 2000 (ACA)
   07-01-22                                                   6.00         1,000,000           1,081,310
New York Counties Tobacco Trust II
  Revenue Bonds
  Tobacco Settlement Pass Thru Bonds
  Series 2001
   06-01-35                                                   5.63           500,000             515,000
New York Mortgage Agency
  Revenue Bonds
  Series 2002 Inverse Floater A.M.T.
   04-01-32                                                   6.67           400,000(g)          433,648
New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30                                                   5.25         1,000,000           1,054,050
New York State Dormitory Authority
  Prerefunded Revenue Bonds
  Series 1990B
   05-15-11                                                   7.50           415,000             462,053

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

70  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
New York State Dormitory Authority
  Revenue Bonds
  Brooklyn Law School
  Series 2003B (XLCA)
   07-01-30                                                   5.13%     $  1,000,000        $  1,058,550
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  Series 1993A
   07-01-13                                                   5.75         3,000,000           3,254,279
New York State Dormitory Authority
  Revenue Bonds
  Cornell University
  Series 2006A
   07-01-26                                                   5.00         1,000,000           1,062,940
New York State Dormitory Authority
  Revenue Bonds
  Education
  Series 2005F
   03-15-23                                                   5.00           250,000             264,573
New York State Dormitory Authority
  Revenue Bonds
  Memorial Sloan-Kettering Center
  Series 2003-1 (MBIA)
   07-01-21                                                   5.00         1,000,000           1,051,800
New York State Dormitory Authority
  Revenue Bonds
  Memorial Sloan-Kettering Center
  Series 2006-1
   07-01-35                                                   5.00           500,000             523,275
New York State Dormitory Authority
  Revenue Bonds
  Mental Health Services Facilities Improvement
  Series 2005E (FGIC)
   02-15-22                                                   5.00           750,000             792,803
New York State Dormitory Authority
  Revenue Bonds
  Montefiore Hospital
  Series 2004 (FGIC/FHA)
   08-01-19                                                   5.00           735,000             784,282

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
New York State Dormitory Authority
  Revenue Bonds
  Pratt Institute
  Series 1999
  (Radian Group Financial Guaranty)
   07-01-20                                                   6.00%     $  1,500,000        $  1,615,170
New York State Dormitory Authority
  Revenue Bonds
  Series 2002B (AMBAC)
   05-15-12                                                   5.25         1,000,000           1,076,710
New York State Dormitory Authority
  Unrefunded Revenue Bonds
  Series 1990B
   11-15-26                                                   7.50           970,000           1,077,757
New York State Energy Research & Development
  Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-379 Inverse Floater (MBIA)
   01-01-21                                                   7.03           330,000(g)          345,454
New York State Environmental Facilities Corporation
  Revenue Bonds
  New York City Municipal Water Financing Project
  Series 2004
   06-15-26                                                   5.00         1,000,000           1,057,980
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002B
   06-15-31                                                   5.00         1,000,000           1,041,100
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002K
   06-15-28                                                   5.00         1,000,000           1,045,800
New York State Thruway Authority
  Revenue Bonds
  Second General Resolution
  Series 2003B (FSA)
   04-01-21                                                   4.75           835,000             864,985

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  71

RiverSource New York Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
New York State Thruway Authority
  Revenue Bonds
  Series 2005G (FSA)
   01-01-24                                                   5.00%     $  1,000,000        $  1,061,430
New York State Thruway Authority
  Revenue Bonds
  Transportation
  Series 2003A (MBIA)
   03-15-22                                                   5.00         1,000,000           1,050,470
New York State Thruway Authority
  Revenue Bonds
  Transportation
  Series 2004A (AMBAC)
   03-15-12                                                   5.25           750,000             810,713
New York State Urban Development Corporation
  Refunding Revenue Bonds
  Service Contract
  Series 2005 (FSA)
   01-01-17                                                   5.00         1,000,000(f)        1,081,370
New York State Urban Development Corporation
  Revenue Bonds
  Series 2002A (XLCA)
   01-01-11                                                   5.25         1,000,000           1,064,170
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34                                                   5.00         1,000,000           1,045,220
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 143rd
  Series 2006 (FSA) A.M.T.
   10-01-21                                                   5.00         1,000,000           1,056,820
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2002 Inverse Floater (MBIA)
   07-01-17                                                   5.90           500,000(d,g)        641,970
Puerto Rico Municipal Finance Agency
  Revenue Bonds
  Series 2002A (FSA)
   08-01-17                                                   5.25         1,000,000(d)        1,080,930

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29                                                   5.25%     $  1,000,000(d)     $  1,075,240
Suffolk County Industrial Development Agency
  Prerefunded Revenue Bonds
  1st Mortgage Jeffersons Ferry
  Series 1999A
   11-01-28                                                   7.25           250,000             281,258
Tobacco Settlement Financing Authority
  Asset-backed Revenue Bonds
  Series 2003A-1
   06-01-16                                                   5.50           500,000             529,135
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003B-1C
   06-01-14                                                   5.50           500,000             523,050
   06-01-15                                                   5.50           500,000             529,135
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002B
   11-15-29                                                   5.13         1,000,000           1,051,580
Triborough Bridge & Tunnel Authority
  Revenue Bonds
  Convention Center Project
  Series 1990E
   01-01-11                                                   6.00         1,145,000           1,249,172
TSASC Incorporated
  Revenue Bonds
  Series 2006-1
   06-01-34                                                   5.00           500,000             500,100
Westchester Tobacco Asset Securitization
  Revenue Bonds
  Series 2005
   06-01-26                                                   5.00           875,000             876,295
--------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $65,999,328)                                                                         $ 68,361,136
--------------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

72  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES (4.4%)
--------------------------------------------------------------------------------------------------------
ISSUE(b,c,e)                                              EFFECTIVE      AMOUNT                 VALUE(a)
                                                            YIELD      PAYABLE AT
                                                                        MATURITY
City of New York
  Unlimited General Obligation Bonds
  V.R.D.N. Series 2006H-1 (Dexia Credit Local)
   01-01-36                                                   3.55%     $    800,000        $    800,000
New York City Municipal Water Finance Authority
  2nd Generation Resolution Revenue Bonds
  V.R.D.N. Series 2005AA-2
   06-15-32                                                   3.55         1,900,000           1,900,000

--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
--------------------------------------------------------------------------------------------------------
ISSUE(b,c,e)                                              EFFECTIVE        AMOUNT               VALUE(a)
                                                            YIELD        PAYABLE AT
                                                                          MATURITY
New York City Municipal Water Finance Authority
  Revenue Bonds
  V.R.D.N. Series 1993C FGIC
   06-15-23                                                   3.56%     $    400,000        $    400,000
--------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $3,100,000)                                                                          $  3,100,000
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $69,099,328)(h)                                                                      $ 71,461,136
========================================================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      --  ACA Financial Guaranty Corporation
      AMBAC    --  Ambac Assurance Corporation
      BIG      --  Bond Investors Guarantee
      CGIC     --  Capital Guaranty Insurance Company
      CIFG     --  IXIS Financial Guaranty
      FGIC     --  Financial Guaranty Insurance Company
      FHA      --  Federal Housing Authority
      FNMA     --  Federal National Mortgage Association
      FHLMC    --  Federal Home Loan Mortgage Corporation
      FSA      --  Financial Security Assurance
      GNMA     --  Government National Mortgage Association
      MBIA     --  MBIA Insurance Corporation
      XLCA     --  XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   --  Alternative Minimum Tax -- At Aug. 31, 2006, the value of securities subject to alternative minimum tax represented
                   2.9% of net assets.
      B.A.N.   --  Bond Anticipation Note
      C.P.     --  Commercial Paper
      R.A.N.   --  Revenue Anticipation Note
      T.A.N.   --  Tax Anticipation Note
      T.R.A.N. --  Tax & Revenue Anticipation Note
      V.R.     --  Variable Rate
      V.R.D.B. --  Variable Rate Demand Bond
      V.R.D.N. --  Variable Rate Demand Note


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  73

RiverSource New York Tax-Exempt Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 7.6% of net assets at Aug. 31, 2006.

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                           $  600,000
      U.S. Treasury Note, Dec. 2006, 10-year                          900,000

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Aug. 31, 2006. At Aug. 31, 2006, the value of inverse floaters represented 3.5% of net assets.

(h) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $69,087,782 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $2,416,541
      Unrealized depreciation                                         (43,187)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                  $2,373,354
      ------------------------------------------------------------------------

------------------------------------------------------------------------------
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
------------------------------------------------------------------------------

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

74  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource Ohio Tax-Exempt Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (97.7%)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
Bowling Green State University
  Revenue Bonds
  Series 2003 (AMBAC)
   06-01-12                                                   5.00%     $  1,145,000        $  1,223,066
Brookville Local School District
  Unlimited General Obligation Bonds
  Series 2003 (FSA)
   12-01-18                                                   5.25         1,000,000           1,086,310
Cincinnati City School District
  Limited General Obligation Bonds
  School Improvement
  Series 2002 (FSA)
   06-01-21                                                   5.25         1,000,000           1,074,610
City of Cincinnati
  Unlimited General Obligation Bonds
  Series 2000
   12-01-16                                                   5.25         1,000,000           1,061,410
City of Cleveland
  Limited General Obligation Refunding Bonds
  Series 2005 (AMBAC)
   10-01-23                                                   5.50           500,000             584,645
City of Cleveland
  Revenue Bonds
  Series 2002K (FGIC)
   01-01-10                                                   5.00         1,000,000           1,043,380
City of Columbus
  Prerefunded Unlimited General Obligation Bonds
  Series 1999-2
   06-15-15                                                   5.75         1,000,000           1,084,300
Cleveland State University
  Revenue Bonds
  Series 2003A (FGIC)
   06-01-15                                                   5.00         1,000,000           1,070,060
Cleveland State University
  Revenue Bonds
  Series 2004 (FGIC)
   06-01-24                                                   5.25           500,000(g)          539,130

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
Columbus City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003 (FGIC)
   12-01-11                                                   5.00%     $  1,000,000        $  1,063,270
Columbus City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2004 (FSA)
   12-01-29                                                   5.25           500,000             537,645
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement
  Bonds
  Series 2001A (FGIC)
   07-01-29                                                   5.50           500,000(d)          593,145
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement
  Bonds
  Series 2006A
   07-01-27                                                   5.25           250,000(d)          265,345
Commonwealth of Puerto Rico
  Unlimited General Obligation Refunding & Public
  Improvement Bonds
  Series 2006B
   07-01-32                                                   5.25           250,000(d)          264,735
   07-01-35                                                   5.00           250,000(d)          256,225
County of Cuyahoga
  Limited General Obligation Bonds
  Series 1993
   05-15-13                                                   5.60           450,000             476,294
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-17                                                   6.00         1,000,000           1,115,750
   01-01-32                                                   6.00         1,000,000           1,101,350

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  75

RiverSource Ohio Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
County of Cuyahoga
  Revenue Bonds
  Canton Incorporated Project
  Series 2000
   01-01-30                                                   7.50%     $    500,000(g)     $    559,450
County of Erie
  Revenue Bonds
  Firelands Regional Medical Center
  Series 2002A
   08-15-32                                                   5.63           245,000             260,050
County of Montgomery
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30                                                   5.00           750,000             778,928
   05-01-32                                                   5.00           500,000             518,630
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27                                                   5.00         1,250,000           1,308,813
   12-01-31                                                   5.00         1,000,000           1,041,680
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003D (FGIC)
   12-01-17                                                   5.00         1,000,000           1,063,940
Franklin County
  Refunding Revenue Bonds
  OhioHealth Corporation
  Series 2003C
   05-15-24                                                   5.25         1,000,000           1,060,040
Franklin County
  Refunding Revenue Bonds
  Trinity Health Credit
  Series 2005A
   06-01-20                                                   5.00           500,000             524,490
Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-33                                                   5.00         1,000,000           1,041,580

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
Jackson
  Prerefunded Revenue Bonds
  Consolidated Health System -- Jackson Hospital
  Series 1999
  (Radian Group Financial Guaranty)
   10-01-20                                                   6.13%     $  1,000,000        $  1,082,600
Kenston Local School District
  Unlimited General Obligation Bonds
  School Improvement
  Series 2003 (MBIA)
   12-01-16                                                   5.00         1,000,000           1,067,000
Lakewood
  Limited General Obligation Bonds
  Series 2003
   12-01-19                                                   5.00         1,515,000           1,593,885
Miami County Refunding & Improvement
  Revenue Bonds
  Upper Valley Medical Center
  Series 2006
   05-15-26                                                   5.25           500,000             526,350
Miami University
  Refunding Revenue Bonds
  Series 2005 (AMBAC)
   09-01-23                                                   4.75           500,000             521,925
Ohio Housing Finance Agency
  Revenue Bonds
  Residential Mortgage-backed Securities
  Series 2006A (GNMA) A.M.T.
   09-01-26                                                   4.75           500,000             505,710
   09-01-36                                                   4.90           500,000             505,290
Ohio Housing Finance Agency
  Revenue Bonds
  Residential Mortgage-backed Securities
  Series 2006E (GNMA/FNMA) A.M.T.
   09-01-36                                                   5.00           500,000             506,215
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5
  Series 2004 (AMBAC)
   02-15-24                                                   4.75           750,000             774,173

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

76  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
Ohio State Building Authority
  State Facilities Refunding Revenue Bonds
  Adult Correctional Building Fund Projects
  Series 2001A (FSA)
   10-01-14                                                   5.50%     $  1,000,000        $  1,079,600
Ohio State Building Authority
  State Facilities Revenue Bonds
  Adult Correctional Building Fund Projects
  Series 2005A (FSA)
   04-01-22                                                   5.00           750,000             796,665
Ohio State Higher Educational Facility Commission
  Unrefunded Revenue Bonds
  Oberlin
  Series 1999
   10-01-29                                                   5.00            85,000              87,613
Port of Greater Cincinnati Development Authority
  Revenue Bonds
  Sisters of Mercy
  Series 2006
   10-01-25                                                   5.00           500,000             518,405
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13                                                   5.13         1,000,000(d)        1,046,780
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2002 Inverse Floater (MBIA)
   07-01-17                                                   5.90           250,000(d,e)        320,985
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 1996Y
   07-01-13                                                   6.25           250,000(d)          281,045
Puerto Rico Infrastructure Financing Authority
  Refunding Special Tax Bonds
  Series 2005C (AMBAC)
   07-01-23                                                   5.50           400,000(d)          466,480
Puerto Rico Municipal Finance Agency
  Revenue Bonds
  Series 2002A (FSA)
   08-01-17                                                   5.25           750,000(d)          810,698

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
State of Ohio
  Revenue Bonds
  Mount Union College Project
  Series 2006
   10-01-31                                                   5.00%     $    500,000        $    515,550
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001A
   06-15-13                                                   5.00         1,500,000(g)        1,577,219
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001B
   09-15-20                                                   5.00         1,000,000           1,052,540
State of Ohio
  Unlimited General Obligation Bonds
  Conservation Projects
  Series 2005A
   03-01-20                                                   5.00           500,000             528,315
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2003A
   05-01-11                                                   5.00         1,000,000           1,059,880
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2004B
   02-01-12                                                   5.00           500,000             533,820
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2005B
   05-01-23                                                   5.00           500,000             530,230
State of Ohio
  Unlimited General Obligation Bonds
  Highway Capital Improvements
  Series 2002G
   05-01-12                                                   5.25           750,000             811,553

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  77

RiverSource Ohio Tax-Exempt Fund

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
State of Ohio
  Unlimited General Obligation Bonds
  Infrastructure Improvement
  Series 2005A
   09-01-21                                                   5.00%     $    500,000        $    531,975
Summit County
  Limited General Obligation Bonds
  Series 2003
   12-01-18                                                   5.25         1,490,000           1,625,470
Toledo City School District
  Unlimited General Obligation Bonds
  School Facilities Improvement
  Series 2003 (FSA)
  (School District Credit Enhancement Program)
   12-01-15                                                   5.00         1,000,000           1,075,240
University of Akron
  Revenue Bonds
  Series 2003A (AMBAC)
   01-01-22                                                   5.00         1,000,000           1,049,030
University of Cincinnati
  Revenue Bonds
  Series 2001A (FGIC)
   06-01-14                                                   5.50         1,000,000           1,085,430

--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
--------------------------------------------------------------------------------------------------------
NAME OF                                                     COUPON       PRINCIPAL              VALUE(a)
ISSUER AND                                                   RATE          AMOUNT
TITLE OF
ISSUE(b,c)
Warren County
  Limited General Obligation Bonds
  Series 1992
   12-01-12                                                   6.10%     $    500,000        $    534,775
--------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $46,786,485)                                                                         $ 47,600,717
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES (2.3%)
--------------------------------------------------------------------------------------------------------
ISSUE(c,f)                                                EFFECTIVE        AMOUNT               VALUE(a)
                                                            YIELD        PAYABLE AT
                                                                          MATURITY
Ohio State Water Development Authority
  Refunding Revenue Bonds
  FirstEnergy Generation
  V.R.D.N. Series 2006A
  (Barclays Bank)
   05-15-19                                                   3.57%     $  1,100,000        $  1,100,000
--------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,100,000)      $1,100,000
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $47,886,485)(h)                                                                      $ 48,700,717
========================================================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      --  ACA Financial Guaranty Corporation
      AMBAC    --  Ambac Assurance Corporation
      BIG      --  Bond Investors Guarantee
      CGIC     --  Capital Guaranty Insurance Company
      CIFG     --  IXIS Financial Guaranty
      FGIC     --  Financial Guaranty Insurance Company
      FHA      --  Federal Housing Authority
      FNMA     --  Federal National Mortgage Association
      FHLMC    --  Federal Home Loan Mortgage Corporation
      FSA      --  Financial Security Assurance
      GNMA     --  Government National Mortgage Association
      MBIA     --  MBIA Insurance Corporation
      XLCA     --  XL Capital Assurance


------------------------------------------------------------------------------

78  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   --  Alternative Minimum Tax -- At Aug. 31, 2006, the value of securities subject to alternative minimum tax represented
                   3.1% of net assets.
      B.A.N.   --  Bond Anticipation Note
      C.P.     --  Commercial Paper
      R.A.N.   --  Revenue Anticipation Note
      T.A.N.   --  Tax Anticipation Note
      T.R.A.N. --  Tax & Revenue Anticipation Note
      V.R.     --  Variable Rate
      V.R.D.B. --  Variable Rate Demand Bond
      V.R.D.N. --  Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.8% of net assets at Aug. 31, 2006.

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Aug. 31, 2006. At Aug. 31, 2006, the value of inverse floaters represented 0.7% of net assets.

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                           $  400,000
      U.S. Treasury Note, Dec. 2006, 10-year                          600,000

(h) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $47,886,485 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $  890,478
      Unrealized depreciation                                         (76,246)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                  $  814,232
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  79

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                                                 CALIFORNIA       MASSACHUSETTS       MICHIGAN
                                                                 TAX-EXEMPT        TAX-EXEMPT        TAX-EXEMPT
AUG. 31, 2006                                                       FUND              FUND              FUND
ASSETS
Investments in securities, at value (Note 1)
   (identified cost $172,232,081, $56,708,818
   and $47,186,903)                                             $ 179,287,776     $  58,236,937     $  48,500,992
Cash in bank on demand deposit                                         16,770            59,238            49,059
Capital shares receivable                                                  --               500                --
Accrued interest receivable                                         2,110,377           565,763           675,965
Receivable for investment securities sold                                  --                --         2,022,510
------------------------------------------------------------------------------------------------------------------
Total assets                                                      181,414,923        58,862,438        51,248,526
------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                      55,014            16,520            14,339
Capital shares payable                                                 15,377             2,477             5,000
Payable for investment securities purchased                            10,437           150,386         1,397,398
Accrued investment management services fee                              2,042               660               559
Accrued distribution fee                                               42,931            14,024            11,668
Accrued transfer agency fee                                               217               117                85
Accrued administrative services fee                                       349               113                95
Other accrued expenses                                                 50,379            39,311            46,217
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     176,746           223,608         1,475,361
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                     $ 181,238,177     $  58,638,830     $  49,773,165
==================================================================================================================

REPRESENTED BY
Shares of beneficial interest -- $.01 par value (Note 1)        $     351,008     $     110,072     $      94,716
Additional paid-in capital                                        174,078,461        57,226,801        48,473,061
Undistributed (excess of distributions over)
   net investment income                                               30,617             2,144              (159)
Accumulated net realized gain (loss) (Note 7)                        (259,490)         (222,079)         (103,306)
Unrealized appreciation (depreciation)
   on investments (Note 5)                                          7,037,581         1,521,892         1,308,853
------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
   to outstanding shares                                        $ 181,238,177     $  58,638,830     $  49,773,165
==================================================================================================================
Net assets applicable to outstanding shares: Class A            $ 170,289,094     $  48,768,545     $  45,706,641
                                             Class B            $   8,771,389     $   9,072,094     $   2,650,676
                                             Class C            $   2,177,694     $     798,191     $   1,415,848
Outstanding shares of beneficial interest:   Class A shares        32,979,699         9,154,223         8,698,092
                                             Class B shares         1,699,853         1,703,066           504,169
                                             Class C shares           421,234           149,911           269,384
Net asset value per share:                   Class A            $        5.16     $        5.33     $        5.25
                                             Class B            $        5.16     $        5.33     $        5.26
                                             Class C            $        5.17     $        5.32     $        5.26
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

80  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                  MINNESOTA         NEW YORK            OHIO
                                                                 TAX-EXEMPT        TAX-EXEMPT        TAX-EXEMPT
AUG. 31, 2006                                                       FUND              FUND              FUND
ASSETS
Investments in securities, at value (Note 1)
   (identified cost $331,705,781, $69,099,328
   and $47,886,485)                                             $ 343,090,302     $  71,461,136     $  48,700,717
Cash in bank on demand deposit                                         32,450            38,334            69,656
Capital shares receivable                                             109,896            12,000               619
Accrued interest receivable                                         3,504,716           824,226           611,738
Receivable for investment securities sold                           2,147,420                --                --
------------------------------------------------------------------------------------------------------------------
Total assets                                                      348,884,784        72,335,696        49,382,730
------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                      96,596            21,855            13,952
Capital shares payable                                                 12,201                --             2,800
Payable for investment securities purchased                         2,424,403         1,180,702           591,046
Accrued investment management services fee                              3,820               797               548
Accrued distribution fee                                               81,170            16,732            11,544
Accrued transfer agency fee                                               527               125                92
Accrued administrative services fee                                       663               136                94
Other accrued expenses                                                 83,186            44,294            37,976
------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   2,702,566         1,264,641           658,052
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                     $ 346,182,218     $  71,071,055     $  48,724,678
==================================================================================================================

REPRESENTED BY
Shares of beneficial interest -- $.01 par value (Note 1)        $     656,508     $     140,741     $      92,602
Additional paid-in capital                                        336,209,128        68,651,439        47,914,316
Undistributed net investment income                                   414,143             8,807                --
Accumulated net realized gain (loss) (Note 7)                      (2,447,694)          (84,523)          (91,661)
Unrealized appreciation (depreciation)
   on investments (Note 5)                                         11,350,133         2,354,591           809,421
------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
   to outstanding shares                                        $ 346,182,218     $  71,071,055     $  48,724,678
==================================================================================================================
Net assets applicable to outstanding shares: Class A            $ 308,554,161     $  63,093,671     $  42,239,331
                                             Class B            $  29,477,245     $   6,828,613     $   4,990,875
                                             Class C            $   8,150,812     $   1,148,771     $   1,494,472
Outstanding shares of beneficial interest:   Class A shares        58,516,172        12,494,210         8,027,783
                                             Class B shares         5,589,082         1,352,374           948,475
                                             Class C shares         1,545,590           227,499           283,946
Net asset value per share:                   Class A            $        5.27     $        5.05     $        5.26
                                             Class B            $        5.27     $        5.05     $        5.26
                                             Class C            $        5.27     $        5.05     $        5.26
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  81

STATEMENTS OF OPERATIONS

                                                CALIFORNIA TAX-EXEMPT FUND         MASSACHUSETTS TAX-EXEMPT FUND
                                              PERIOD ENDED       YEAR ENDED       PERIOD ENDED       YEAR ENDED
                                              AUG. 31, 2006(a)  JUNE 30, 2006     AUG. 31, 2006(a)  JUNE 30, 2006
INVESTMENT INCOME
Income:
Interest                                      $   1,430,060     $   8,784,573     $     434,466     $   2,832,945
------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                  127,684           880,490            41,475           306,031
Distribution fee
   Class A                                           72,992           450,844            20,570           131,376
   Class B                                           15,773           124,630            17,499           140,903
   Class C                                            3,680            25,844             1,377            11,424
Transfer agency fee                                  12,322            77,619             6,643            43,524
Incremental transfer agency fee
   Class A                                            1,086             6,749               505             3,276
   Class B                                              165             1,226               205             1,470
   Class C                                               61               416                26               194
Administrative services fees and expenses            22,618           126,617             7,162            42,344
Compensation of board members                         1,797             8,844             1,797             8,844
Custodian fees                                        3,100            18,695             1,664            10,119
Printing and postage                                  2,840            32,850             1,400             9,903
Registration fees                                     5,824            42,705             5,980            37,070
Audit fees                                           14,500            21,000            13,600            19,500
Other                                                   535            12,375               232             4,775
------------------------------------------------------------------------------------------------------------------
Total expenses                                      284,977         1,830,904           120,135           770,753
   Expenses waived/reimbursed by
      the Investment Manager and
      its affiliates (Note 2)                       (24,169)         (129,935)          (25,874)         (102,889)
------------------------------------------------------------------------------------------------------------------
                                                    260,808         1,700,969            94,261           667,864
   Earnings and bank fee credits on
      cash balances (Note 2)                         (1,945)          (17,465)             (672)           (8,320)
------------------------------------------------------------------------------------------------------------------
Total net expenses                                  258,863         1,683,504            93,589           659,544
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   1,171,197         7,101,069           340,877         2,173,401
------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security tranactions (Note 3)                    141,692           123,549           (48,017)           60,245
   Futures contracts                                (22,669)           56,742            (7,556)           20,026
   Payment from affiliate (Note 2)                       --            16,837                --             5,873
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments             119,023           197,128           (55,573)           86,144
Net change in unrealized appreciation
   (depreciation) on investments                  3,438,131        (5,679,188)        1,311,823        (2,607,074)
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    3,557,154        (5,482,060)        1,256,250        (2,520,930)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                  $   4,728,351     $   1,619,009     $   1,597,127     $    (347,529)
==================================================================================================================

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

82  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                 MICHIGAN TAX-EXEMPT FUND            MINNESOTA TAX-EXEMPT FUND
                                              PERIOD ENDED       YEAR ENDED       PERIOD ENDED       YEAR ENDED
                                              AUG. 31, 2006(a)  JUNE 30, 2006     AUG. 31, 2006(a)  JUNE 30, 2006
INVESTMENT INCOME
Income:
Interest                                      $     357,077     $   2,329,003     $   2,563,885     $  16,187,482
------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                   34,676           251,431           236,249         1,661,816
Distribution fee
   Class A                                           19,288           124,222           129,940           815,467
   Class B                                            4,968            42,252            52,438           408,052
   Class C                                            2,452            18,031            13,856            85,832
Transfer agency fee                                   4,832            31,242            29,827           188,098
Incremental transfer agency fee
   Class A                                              400             2,561             2,514            15,682
   Class B                                               74               544               552             3,955
   Class C                                               44               297               187             1,191
Administrative services fees and expenses             5,953            34,522            42,806           243,244
Compensation of board members                         1,797             8,844             1,930            10,211
Custodian fees                                        1,550             9,125             4,325            27,720
Printing and postage                                  1,280             9,300            11,805            81,555
Registration fees                                     6,200            39,100             7,990            39,527
Audit fees                                           13,600            19,500            15,400            22,500
Other                                                   247             2,572            10,623            10,258
------------------------------------------------------------------------------------------------------------------
Total expenses                                       97,361           593,543           560,442         3,615,108
   Expenses waived/reimbursed by
      the Investment Manager and
      its affiliates (Note 2)                       (24,907)          (94,095)          (47,073)         (205,028)
------------------------------------------------------------------------------------------------------------------
                                                     72,454           499,448           513,369         3,410,080
   Earnings and bank fee credits on
      cash balances (Note 2)                           (570)           (6,650)           (9,068)          (50,995)
------------------------------------------------------------------------------------------------------------------
Total net expenses                                   71,884           492,798           504,301         3,359,085
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     285,193         1,836,205         2,059,584        12,828,397
------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                   (41,518)          236,365          (201,478)       (2,248,309)
   Futures contracts                                 (5,985)           16,689           (41,987)          106,808
   Payment from affiliate (Note 2)                       --             5,451                --            27,504
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments             (47,503)          258,505          (243,465)       (2,113,997)
Net change in unrealized appreciation
   (depreciation) on investments                  1,016,039        (1,886,447)        6,880,299       (10,149,663)
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      968,536        (1,627,942)        6,636,834       (12,263,660)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                  $   1,253,729     $     208,263     $   8,696,418     $     564,737
==================================================================================================================

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  83

STATEMENTS OF OPERATIONS

                                                 NEW YORK TAX-EXEMPT FUND              OHIO TAX-EXEMPT FUND
                                              PERIOD ENDED       YEAR ENDED       PERIOD ENDED       YEAR ENDED
                                              AUG. 31, 2006(a)  JUNE 30, 2006     AUG. 31, 2006(a)  JUNE 30, 2006
INVESTMENT INCOME
Income:
Interest                                      $     549,443     $   3,559,507     $     351,321     $   2,284,047
------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                   49,608           352,633            34,119           250,961
Distribution fee
   Class A                                           26,781           169,873            18,012           117,636
   Class B                                           11,930            89,633             8,607            68,128
   Class C                                            1,938            12,639             2,561            17,305
Transfer agency fee                                   7,101            46,110             5,196            33,678
Incremental transfer agency fee
   Class A                                              587             3,782               417             2,670
   Class B                                              141             1,049               102               763
   Class C                                               35               230                45               322
Administrative services fees and expenses             8,563            49,410             5,858            34,377
Compensation of board members                         1,797             8,844             1,797             8,844
Custodian fees                                        1,984            11,296             1,860             9,950
Printing and postage                                  2,170            13,990             1,550             9,125
Registration fees                                     6,200            39,500             5,580            38,850
Audit fees                                           13,900            20,000            13,600            19,500
Other                                                   265             6,580               316             2,996
------------------------------------------------------------------------------------------------------------------
Total expenses                                      133,000           825,569            99,620           615,105
   Expenses waived/reimbursed by
      the Investment Manager and
      its affiliates (Note 2)                       (26,875)         (111,449)          (25,390)          (97,315)
------------------------------------------------------------------------------------------------------------------
                                                    106,125           714,120            74,230           517,790
   Earnings and bank fee credits
      on cash balances (Note 2)                      (1,748)           (8,318)           (1,024)           (6,726)
------------------------------------------------------------------------------------------------------------------
Total net expenses                                  104,377           705,802            73,206           511,064
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     445,066         2,853,705           278,115         1,772,983
------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                   (63,412)          499,717           (40,482)           31,271
   Futures contracts                                 (9,127)           20,027            (5,776)           16,689
   Payment from affiliate (Note 2)                       --             8,239                --             5,251
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments             (72,539)          527,983           (46,258)           53,211
Net change in unrealized appreciation
   (depreciation) on investments                  1,514,873        (3,334,496)        1,057,934        (2,047,369)
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    1,442,334        (2,806,513)        1,011,676        (1,994,158)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
      resulting from operations               $   1,887,400     $      47,192     $   1,289,791     $    (221,175)
==================================================================================================================

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

84  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           CALIFORNIA TAX-EXEMPT FUND
                                                                PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                                                AUG. 31, 2006(a)  JUNE 30, 2006     JUNE 30, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $   1,171,197     $   7,101,069     $   7,820,739
Net realized gain (loss) on investments                               119,023           197,128         2,843,277
Net change in unrealized appreciation
   (depreciation) on investments                                    3,438,131        (5,679,188)        6,675,883
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                        4,728,351         1,619,009        17,339,899
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                      (1,111,403)       (6,678,350)       (7,236,425)
      Class B                                                         (47,396)         (365,234)         (544,611)
      Class C                                                         (11,212)          (75,848)         (100,096)
   Net realized gain
      Class A                                                              --        (2,060,962)       (2,650,310)
      Class B                                                              --          (141,135)         (248,451)
      Class C                                                              --           (28,036)          (42,061)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                (1,170,011)       (9,349,565)      (10,821,954)
------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                          3,629,083        20,891,751        18,129,921
   Class B shares                                                     143,769         1,055,877           964,281
   Class C shares                                                      56,836           491,178           755,510
Reinvestment of distributions at net asset value
   Class A shares                                                     799,255         6,405,081         7,334,232
   Class B shares                                                      40,099           436,470           670,599
   Class C shares                                                      10,802            97,101           132,696
Payments for redemptions
   Class A shares                                                  (8,060,501)      (39,268,742)      (35,789,588)
   Class B shares (Note 2)                                         (2,227,223)       (6,518,006)       (7,417,183)
   Class C shares (Note 2)                                            (78,651)       (1,394,220)       (1,664,249)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from share transactions                                         (5,686,531)      (17,803,510)      (16,883,781)
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (2,128,191)      (25,534,066)      (10,365,836)
Net assets at beginning of period                                 183,366,368       208,900,434       219,266,270
------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                     $ 181,238,177     $ 183,366,368     $ 208,900,434
==================================================================================================================
Undistributed net investment income                             $      30,617     $      29,431     $      30,957
------------------------------------------------------------------------------------------------------------------

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  85

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          MASSACHUSETTS TAX-EXEMPT FUND
                                                                PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                                                AUG. 31, 2006(a)  JUNE 30, 2006     JUNE 30, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $     340,877     $   2,173,401     $   2,366,050
Net realized gain (loss) on investments                               (55,573)           86,144           522,273
Net change in unrealized appreciation
   (depreciation) on investments                                    1,311,823        (2,607,074)        2,650,326
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                        1,597,127          (347,529)        5,538,649
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                        (289,620)       (1,851,979)       (1,880,881)
      Class B                                                         (47,646)         (387,693)         (449,620)
      Class C                                                          (3,799)          (31,553)          (35,315)
   Net realized gain
      Class A                                                              --          (260,911)         (266,380)
      Class B                                                              --           (70,980)          (82,558)
      Class C                                                              --            (6,115)           (6,105)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (341,065)       (2,609,231)       (2,720,859)
------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                          1,907,931         6,460,310         5,250,331
   Class B shares                                                      53,468           849,949           643,022
   Class C shares                                                      17,855           151,990           265,254
Reinvestment of distributions at net asset value
   Class A shares                                                     236,232         1,715,619         1,789,144
   Class B shares                                                      36,650           357,931           419,010
   Class C shares                                                       3,546            34,168            38,737
Payments for redemptions
   Class A shares                                                  (2,110,518)      (14,249,579)      (12,453,873)
   Class B shares (Note 2)                                         (2,732,774)       (6,616,572)       (4,843,199)
   Class C shares (Note 2)                                            (57,449)         (687,929)         (600,562)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from share transactions                                         (2,645,059)      (11,984,113)       (9,492,136)
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (1,388,997)      (14,940,873)       (6,674,346)
Net assets at beginning of period                                  60,027,827        74,968,700        81,643,046
------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                     $  58,638,830     $  60,027,827     $  74,968,700
==================================================================================================================
Undistributed net investment income                             $       2,144     $       2,332     $      94,283
------------------------------------------------------------------------------------------------------------------

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

86  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            MICHIGAN TAX-EXEMPT FUND
                                                                PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                                                AUG. 31, 2006(a)  JUNE 30, 2006     JUNE 30, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $     285,193     $   1,836,205     $   2,102,624
Net realized gain (loss) on investments                               (47,503)          258,505           545,582
Net change in unrealized appreciation
   (depreciation) on investments                                    1,016,039        (1,886,447)        1,522,358
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                        1,253,729           208,263         4,170,564
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                        (265,857)       (1,683,666)       (1,891,829)
      Class B                                                         (13,020)         (110,672)         (159,945)
      Class C                                                          (6,475)          (47,318)          (50,776)
   Net realized gain
      Class A                                                              --          (405,309)         (261,330)
      Class B                                                              --           (33,837)          (28,921)
      Class C                                                              --           (15,842)           (9,068)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (285,352)       (2,296,644)       (2,401,869)
------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                            650,935         5,292,299         5,810,522
   Class B shares                                                      10,393           131,671           294,638
   Class C shares                                                      26,971           524,009           335,521
Reinvestment of distributions at net asset value
   Class A shares                                                     219,921         1,671,150         1,756,355
   Class B shares                                                       9,697           101,482           131,427
   Class C shares                                                       5,742            55,784            53,472
Payments for redemptions
   Class A shares                                                  (1,196,107)      (13,226,236)      (11,580,469)
   Class B shares (Note 2)                                           (722,774)       (2,254,715)       (2,230,452)
   Class C shares (Note 2)                                           (132,316)         (866,833)         (559,800)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from share transactions                                         (1,127,538)       (8,571,389)       (5,988,786)
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (159,161)      (10,659,770)       (4,220,091)
Net assets at beginning of period                                  49,932,326        60,592,096        64,812,187
------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                     $  49,773,165     $  49,932,326     $  60,592,096
==================================================================================================================

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  87

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            MINNESOTA TAX-EXEMPT FUND
                                                                PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                                                AUG. 31, 2006(a)  JUNE 30, 2006     JUNE 30, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $   2,059,584     $  12,828,397     $  13,459,781
Net realized gain (loss) on investments                              (243,465)       (2,113,997)        1,307,808
Net change in unrealized appreciation
   (depreciation) on investments                                    6,880,299       (10,149,663)       11,874,424
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                        8,696,418           564,737        26,642,013
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                      (1,869,249)      (11,469,702)      (11,812,371)
      Class B                                                        (146,952)       (1,122,358)       (1,350,479)
      Class C                                                         (38,972)         (236,496)         (240,632)
   Net realized gain
      Class A                                                              --          (630,199)       (1,142,029)
      Class B                                                              --           (79,986)         (166,188)
      Class C                                                              --           (16,239)          (29,796)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                (2,055,173)      (13,554,980)      (14,741,495)
------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                          6,491,810        28,475,102        40,052,864
   Class B shares                                                     117,193         1,638,107         2,238,758
   Class C shares                                                      79,478         1,632,443         2,013,530
Reinvestment of distributions at net asset value
   Class A shares                                                   1,552,821         9,873,223        10,737,021
   Class B shares                                                     126,055         1,007,721         1,294,698
   Class C shares                                                      35,357           221,889           234,993
Payments for redemptions
   Class A shares                                                  (8,600,320)      (65,255,595)      (66,760,048)
   Class B shares (Note 2)                                         (5,711,230)      (15,531,202)      (15,765,912)
   Class C shares (Note 2)                                           (324,412)       (2,355,251)       (2,730,362)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from share transactions                                         (6,233,248)      (40,293,563)      (28,684,458)
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               407,997       (53,283,806)      (16,783,940)
Net assets at beginning of period                                 345,774,221       399,058,027       415,841,967
------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                     $ 346,182,218     $ 345,774,221     $ 399,058,027
==================================================================================================================
Undistributed net investment income                             $     414,143     $     409,732     $     382,387
------------------------------------------------------------------------------------------------------------------

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

88  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            NEW YORK TAX-EXEMPT FUND
                                                                PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                                                AUG. 31, 2006(a)  JUNE 30, 2006     JUNE 30, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $     445,066     $   2,853,705     $   3,103,932
Net realized gain (loss) on investments                               (72,539)          527,983           571,057
Net change in unrealized appreciation
   (depreciation) on investments                                    1,514,873        (3,334,496)        2,623,197
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                        1,887,400            47,192         6,298,186
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                        (405,739)       (2,553,156)       (2,732,716)
      Class B                                                         (35,821)         (268,752)         (325,543)
      Class C                                                          (5,866)          (38,050)          (43,807)
   Net realized gain
      Class A                                                              --          (665,061)         (958,527)
      Class B                                                              --           (87,026)         (144,685)
      Class C                                                              --           (12,789)          (18,926)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (447,426)       (3,624,834)       (4,224,204)
------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                          1,254,286         7,210,267         6,562,422
   Class B shares                                                     104,005           625,727           609,622
   Class C shares                                                      32,356           237,394           300,146
Reinvestment of distributions at net asset value
   Class A shares                                                     333,628         2,653,759         3,143,127
   Class B shares                                                      28,703           287,925           374,395
   Class C shares                                                       5,642            48,248            61,961
Payments for redemptions
   Class A shares                                                  (2,281,555)      (16,835,510)      (17,872,425)
   Class B shares (Note 2)                                         (1,146,108)       (3,708,928)       (5,445,727)
   Class C shares (Note 2)                                            (60,772)         (452,020)         (999,298)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from share transactions                                         (1,729,815)       (9,933,138)      (13,265,777)
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (289,841)      (13,510,780)      (11,191,795)
Net assets at beginning of period                                  71,360,896        84,871,676        96,063,471
------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                     $  71,071,055     $  71,360,896     $  84,871,676
==================================================================================================================
Undistributed net investment income                             $       8,807     $      11,167     $       9,181
------------------------------------------------------------------------------------------------------------------

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  89

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              OHIO TAX-EXEMPT FUND
                                                                PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                                                AUG. 31, 2006(a)  JUNE 30, 2006     JUNE 30, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $     278,115     $   1,772,983     $   1,931,489
Net realized gain (loss) on investments                               (46,258)           53,211           618,488
Net change in unrealized appreciation
   (depreciation) on investments                                    1,057,934        (2,047,369)        1,820,601
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                        1,289,791          (221,175)        4,370,578
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                        (248,276)       (1,594,779)       (1,682,964)
      Class B                                                         (22,960)         (178,210)         (196,329)
      Class C                                                          (6,879)          (45,451)          (49,329)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (278,115)       (1,818,440)       (1,928,622)
------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                          1,007,750         4,686,479         3,342,352
   Class B shares                                                      52,305           184,460           444,801
   Class C shares                                                      14,061           111,991           251,354
Reinvestment of distributions at net asset value
   Class A shares                                                     191,425         1,201,933         1,306,745
   Class B shares                                                      18,814           140,854           152,859
   Class C shares                                                       6,450            41,682            47,057
Payments for redemptions
   Class A shares                                                  (2,090,937)      (12,949,939)      (12,063,570)
   Class B shares (Note 2)                                           (498,609)       (2,915,146)       (2,673,642)
   Class C shares (Note 2)                                           (105,925)         (454,252)         (755,439)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from share transactions                                         (1,404,666)       (9,951,938)       (9,947,483)
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (392,990)      (11,991,553)       (7,505,527)
Net assets at beginning of period                                  49,117,668        61,109,221        68,614,748
------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                     $  48,724,678     $  49,117,668     $  61,109,221
==================================================================================================================
Undistributed net investment income                             $          --     $          --     $      40,206
------------------------------------------------------------------------------------------------------------------

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

90  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource California Tax-Exempt Trust and RiverSource Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. RiverSource California Tax-Exempt Trust includes only RiverSource California Tax-Exempt Fund. RiverSource Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds, including RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, except for RiverSource Minnesota Tax-Exempt Fund, which is a diversified fund, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and transfer agency fees (class specific expenses) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  91

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. At Aug. 31, 2006, outstanding forward-commitments for the Funds are as follows:

                                     WHEN-ISSUED                  OTHER
FUND                                 SECURITIES            FORWARD-COMMITMENTS
Minnesota Tax-Exempt Fund            $2,404,575                    $--

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.


------------------------------------------------------------------------------

92  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

SWAP TRANSACTIONS

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Funds may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Funds may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Funds will realize a gain or a loss when the swap is terminated. The Funds did not enter into any swap agreements for the period ended Aug. 31, 2006.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  93

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.


------------------------------------------------------------------------------

94  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

The tax character of distributions paid for the periods indicated is as follows:

                                                     PERIOD ENDED      YEAR ENDED        YEAR ENDED
                                                    AUG. 31, 2006*    JUNE 30, 2006     JUNE 30, 2005
------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT FUND
CLASS A
Distributions paid from:
   Ordinary income --
      tax-exempt interest distributions(a)..........$   1,111,403     $   6,798,475     $   7,236,561
   Long-term capital gain......................................--         1,940,837         2,650,174

CLASS B
Distributions paid from:
   Ordinary income --
      tax-exempt interest distributions(a).................47,396           373,460           544,611
   Long-term capital gain......................................--           132,909           248,451

CLASS C
Distributions paid from:
   Ordinary income --
      tax-exempt interest distributions(a).................11,212            77,483            99,960
   Long-term capital gain......................................--            26,401            42,197

(a) Tax-exempt distributions were 99.99% for the period ended Aug. 31, 2006 and 98% and 98.70% for the years ended June 30, 2006 and 2005, respectively.

MASSACHUSETTS TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income --
      tax-exempt interest distributions(b)..........$     289,620     $   1,869,690     $   1,880,881
   Long-term capital gain......................................--           243,200           266,380

CLASS B
Distributions paid from:
   Ordinary income --
      tax-exempt interest distributions(b).................47,646           392,511           449,620
   Long-term capital gain......................................--            66,162            82,558

CLASS C
Distributions paid from:
   Ordinary income --
      tax-exempt interest distributions(b)..................3,799            31,968            35,315
   Long-term capital gain......................................--             5,700             6,105

(b) Tax-exempt distributions were 99.99% for the period ended Aug. 31, 2006 and 98.78% and 97.10% for the years ended June 30, 2006 and 2005, respectively.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  95

                                                     PERIOD ENDED      YEAR ENDED        YEAR ENDED
                                                    AUG. 31, 2006*    JUNE 30, 2006     JUNE 30, 2005
------------------------------------------------------------------------------------------------------
MICHIGAN TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income --
      tax-exempt interest distributions(c)..........$     265,857     $   1,723,762     $   1,950,028
   Long-term capital gain......................................--           365,213           203,131

CLASS B
Distributions paid from:
   Ordinary income --
      tax-exempt interest distributions(c).................13,020           114,019           166,262
   Long-term capital gain......................................--            30,490            22,604

CLASS C
Distributions paid from:
   Ordinary income --
      tax-exempt interest distributions(c)..................6,475            48,885            52,795
   Long-term capital gain......................................--            14,275             7,049

(c) Tax-exempt distributions were 99.98% for the period ended Aug. 31, 2006 and 97.36% and 95.09% for the years ended June 30, 2006 and 2005, respectively.

MINNESOTA TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income --
      tax-exempt distributions(d)...................$   1,869,249     $  11,469,904     $  11,812,371
   Long-term capital gain......................................--           629,997         1,142,029

CLASS B
Distributions paid from:
   Ordinary income --
      tax-exempt distributions(d).........................146,952         1,122,384         1,350,479
   Long-term capital gain......................................--            79,960           166,188

CLASS C
Distributions paid from:
   Ordinary income --
      tax-exempt distributions(d)..........................38,972           236,501           240,632
   Long-term capital gain......................................--            16,234            29,796

(d) Tax-exempt distributions were 99.72% for the period ended Aug. 31, 2006 and 98.25% and 100% for the years ended June 30, 2006 and 2005, respectively.


------------------------------------------------------------------------------

96  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                                                     PERIOD ENDED      YEAR ENDED        YEAR ENDED
                                                    AUG. 31, 2006*    JUNE 30, 2006     JUNE 30, 2005
------------------------------------------------------------------------------------------------------
NEW YORK TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income --
      tax-exempt distributions(e)...................$     405,739     $   2,592,222     $   2,774,686
   Long-term capital gain......................................--           625,995           916,557

CLASS B
Distributions paid from:
   Ordinary income --
      tax-exempt distributions(e)..........................35,821           273,864           331,878
   Long-term capital gain......................................--            81,914           138,350

CLASS C
Distributions paid from:
   Ordinary income --
      tax-exempt distributions(e)...........................5,866            38,801            44,636
   Long-term capital gain......................................--            12,038            18,097

(e) Tax-exempt distributions were 99.98% for the period ended Aug. 31, 2006 and 98.21% and 97.38% for the years ended June 30, 2006 and 2005, respectively.

OHIO TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income --
      tax-exempt distributions(f)...................$     248,276     $   1,594,779     $   1,682,964
   Long-term capital gain......................................--                --                --

CLASS B
Distributions paid from:
   Ordinary income --
      tax-exempt distributions(f)..........................22,960           178,210           196,329
   Long-term capital gain......................................--                --                --

CLASS C
Distributions paid from:
   Ordinary income --
      tax-exempt distributions(f)...........................6,879            45,451            49,329
   Long-term capital gain......................................--                --                --

(f) Tax-exempt distributions were 99.98% for the period ended Aug. 31, 2006 and 99.73% and 98.41% for the years ended June 30, 2006 and 2005, respectively.

*     For the period from July 1, 2006 to Aug. 31, 2006.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  97

At Aug. 31, 2006, the components of distributable earnings on a tax basis for each Fund are as follows:

                                       UNDISTRIBUTED    ACCUMULATED      UNREALIZED
                                        TAX-EXEMPT       LONG-TERM      APPRECIATION
FUND                                      INCOME        GAIN (LOSS)    (DEPRECIATION)
--------------------------------------------------------------------------------------
California Tax-Exempt Fund             $      67,870    $  (107,334)   $    6,903,186
Massachusetts Tax-Exempt Fund                 17,592       (150,060)        1,450,945
Michigan Tax-Exempt Fund                      14,683        (72,561)        1,277,605
Minnesota Tax-Exempt Fund                    300,804     (2,433,759)       11,546,133
New York Tax-Exempt Fund                      36,179        (18,255)        2,282,806
Ohio Tax-Exempt Fund                          13,953        (90,574)          808,333

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of each Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


------------------------------------------------------------------------------

98  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial, Inc. (Ameriprise Financial). The management fee is a percentage of each Fund's average daily net assets that declines from 0.41% to 0.25% annually as each Fund's assets increase. Prior to March 1, 2006, the fee percentage of each Fund's average daily net assets declined from 0.47% to 0.38% annually as each Fund's assets increased.

Under the current Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines from 0.07% to 0.04% annually as each Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined from 0.04% to 0.02% annually as each Fund's assets increased. A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the base fee of $18.50.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statements of operations.

Each Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate up to 0.25% of each Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  99

Under an agreement which was effective until Sept. 30, 2005, net expenses would not exceed 0.88% for Class A, 1.64% for Class B and 1.64% for Class C of the Fund's average daily net assets for Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund. Effective as of Oct. 1, 2005, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.79% for Class A, 1.55% for Class B and 1.55% for Class C of the Fund's average daily net assets for California Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, Minnesota Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund.

For the period from July 1, 2006 to Aug. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses as follows:

FUND                                        CLASS A      CLASS B      CLASS C
------------------------------------------------------------------------------
California Tax-Exempt Fund                   0.79%         1.55%       1.55%
Massachusetts Tax-Exempt Fund                0.79          1.55        1.55
Michigan Tax-Exempt Fund                     0.79          1.55        1.55
Minnesota Tax-Exempt Fund                    0.79          1.55        1.55
New York Tax-Exempt Fund                     0.79          1.55        1.55
Ohio Tax-Exempt Fund                         0.79          1.55        1.55

Of these waived fees and expenses, the transfer agency fees waived are as follows:

FUND                                                                   AMOUNT
------------------------------------------------------------------------------
California Tax-Exempt Fund
  Class A                                                             $ 9,368
  Class B                                                                 385
  Class C                                                                 128
The management fees waived at the Fund level were $14,288.

Massachusetts Tax-Exempt Fund
  Class A                                                              15,032
  Class B                                                               2,876
  Class C                                                                 252
The management fees waived at the Fund level were $7,714.

Michigan Tax-Exempt Fund
  Class A                                                               4,808
  Class B                                                                 309
  Class C                                                                 159
The management fees waived at the Fund level were $19,631.

Minnesota Tax-Exempt Fund
  Class A                                                              28,966
  Class B                                                               2,697
  Class C                                                                 754
The management fees waived at the Fund level were $14,656.


------------------------------------------------------------------------------

100  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND                                                                   AMOUNT
------------------------------------------------------------------------------
New York Tax-Exempt Fund
  Class A                                                             $ 6,875
  Class B                                                                 722
  Class C                                                                 129
The management fees waived at the Fund level were $19,149.

Ohio Tax-Exempt Fund
  Class A                                                               4,914
  Class B                                                                 553
  Class C                                                                 179
The management fees waived at the Fund level were $19,744.

For the year ended June 30, 2006, the Investment Manager and its affiliates waived certain fees and expenses as follows:

FUND                                        CLASS A      CLASS B      CLASS C
------------------------------------------------------------------------------
California Tax-Exempt Fund                   0.81%        1.57%        1.58%
Massachusetts Tax-Exempt Fund                0.81         1.58         1.58
Michigan Tax-Exempt Fund                     0.81         1.58         1.57
Minnesota Tax-Exempt Fund                    0.81         1.57         1.57
New York Tax-Exempt Fund                     0.81         1.58         1.58
Ohio Tax-Exempt Fund                         0.81         1.58         1.58

Of these waived fees and expenses, the transfer agency fees waived are as follows:

FUND                                                                   AMOUNT
------------------------------------------------------------------------------
California Tax-Exempt Fund
  Class A                                                             $58,036
  Class B                                                               3,499
  Class C                                                                 850
The management fees waived at the Fund level were $67,550.

Massachusetts Tax-Exempt Fund
  Class A                                                              34,233
  Class B                                                               8,270
  Class C                                                                 748
The management fees waived at the Fund level were $59,638.

Michigan Tax-Exempt Fund
  Class A                                                              27,785
  Class B                                                               2,229
  Class C                                                               1,034
The management fees waived at the Fund level were $63,047.

Minnesota Tax-Exempt Fund
  Class A                                                             132,553
  Class B                                                              14,644
  Class C                                                               3,422
The management fees waived at the Fund level were $54,409.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  101

FUND                                                                   AMOUNT
------------------------------------------------------------------------------
New York Tax-Exempt Fund
  Class A                                                             $40,263
  Class B                                                               4,927
  Class C                                                                 780
The management fees waived at the Fund level were $65,479.

Ohio Tax-Exempt Fund
  Class A                                                              28,633
  Class B                                                               3,812
  Class C                                                               1,103
The management fees waived at the Fund level were $63,767.

Sales charges received by the Distributor for distributing the Funds' shares for the periods indicated are as follows:

                                             PERIOD ENDED AUG. 31, 2006(a)
FUND                                        CLASS A      CLASS B      CLASS C
------------------------------------------------------------------------------
California Tax-Exempt Fund                $  28,971     $  1,714      $    17
Massachusetts Tax-Exempt Fund                 7,835        7,394            1
Michigan Tax-Exempt Fund                      2,094        3,820          362
Minnesota Tax-Exempt Fund                    32,269        5,001          467
New York Tax-Exempt Fund                      4,504          959           75
Ohio Tax-Exempt Fund                          8,897          767           --

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

                                                YEAR ENDED JUNE 30, 2006
FUND                                        CLASS A      CLASS B      CLASS C
------------------------------------------------------------------------------
California Tax-Exempt Fund                $ 151,906     $ 29,100      $   449
Massachusetts Tax-Exempt Fund                53,101       38,137          582
Michigan Tax-Exempt Fund                     38,134        9,161        1,077
Minnesota Tax-Exempt Fund                   355,581       85,770        1,314
New York Tax-Exempt Fund                     64,053       18,982          987
Ohio Tax-Exempt Fund                         38,443       19,731          254

The Funds' custodian and transfer agency fees were reduced as a result of earnings and bank fee credits from overnight cash balances for the periods indicated as follows:

                                                PERIOD ENDED AUG. 31, 2006(a)
FUND                                                             REDUCTION
------------------------------------------------------------------------------
California Tax-Exempt Fund                                         $ 1,945
Massachusetts Tax-Exempt Fund                                          672
Michigan Tax-Exempt Fund                                               570
Minnesota Tax-Exempt Fund                                            9,068
New York Tax-Exempt Fund                                             1,748
Ohio Tax-Exempt Fund                                                 1,024

(a)   For the period from July 1, 2006 to Aug. 31, 2006.


------------------------------------------------------------------------------

102  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                                                     YEAR ENDED JUNE 30, 2006
FUND                                                                REDUCTION
------------------------------------------------------------------------------
California Tax-Exempt Fund                                            $17,465
Massachusetts Tax-Exempt Fund                                           8,320
Michigan Tax-Exempt Fund                                                6,650
Minnesota Tax-Exempt Fund                                              50,995
New York Tax-Exempt Fund                                                8,318
Ohio Tax-Exempt Fund                                                    6,726

For the year ended June 30, 2006, the Funds received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to each Fund's net asset value and total return.

FUND                                                                   AMOUNT
------------------------------------------------------------------------------
California Tax-Exempt Fund                                            $16,837
Massachusetts Tax-Exempt Fund                                           5,873
Michigan Tax-Exempt Fund                                                5,451
Minnesota Tax-Exempt Fund                                              27,504
New York Tax-Exempt Fund                                                8,239
Ohio Tax-Exempt Fund                                                    5,251

3. SECURITIES TRANSACTIONS

For the period ended Aug. 31, 2006, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                               PURCHASES         PROCEEDS
------------------------------------------------------------------------------
California Tax-Exempt Fund                      $ 11,996,543     $ 16,232,721
Massachusetts Tax-Exempt Fund                      2,804,483        5,135,098
Michigan Tax-Exempt Fund                           2,693,890        4,638,294
Minnesota Tax-Exempt Fund                          9,372,320        9,386,251
New York Tax-Exempt Fund                           4,883,179        6,405,945
Ohio Tax-Exempt Fund                               3,361,402        4,687,225

Realized gains and losses are determined on an identified cost basis.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  103

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                                      CALIFORNIA TAX-EXEMPT FUND
                                                    PERIOD ENDED AUG. 31, 2006(a)
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                            713,105           28,307           11,091
Issued for reinvested distributions             155,930            7,832            2,105
Redeemed                                     (1,573,086)        (438,186)         (15,324)
------------------------------------------------------------------------------------------
Net increase (decrease)                        (704,051)        (402,047)          (2,128)
------------------------------------------------------------------------------------------

                                                       YEAR ENDED JUNE 30, 2006
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                          4,036,004          204,267           95,008
Issued for reinvested distributions           1,243,495           84,748           18,813
Redeemed                                     (7,590,967)      (1,255,215)        (269,704)
------------------------------------------------------------------------------------------
Net increase (decrease)                      (2,311,468)        (966,200)        (155,883)
------------------------------------------------------------------------------------------

                                                       YEAR ENDED JUNE 30, 2005
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                          3,470,204          184,660          144,458
Issued for reinvested distributions           1,403,867          128,452           25,370
Redeemed                                     (6,850,880)      (1,423,411)        (317,324)
------------------------------------------------------------------------------------------
Net increase (decrease)                      (1,976,809)      (1,110,299)        (147,496)
------------------------------------------------------------------------------------------

                                                    MASSACHUSETTS TAX-EXEMPT FUND
                                                    PERIOD ENDED AUG. 31, 2006(a)
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                            363,719           10,202            3,388
Issued for reinvested distributions              44,686            6,934              672
Redeemed                                       (401,184)        (518,954)         (10,891)
------------------------------------------------------------------------------------------
Net increase (decrease)                           7,221         (501,818)          (6,831)
------------------------------------------------------------------------------------------

                                                       YEAR ENDED JUNE 30, 2006
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                          1,209,044          159,477           28,692
Issued for reinvested distributions             322,790           67,314            6,428
Redeemed                                     (2,681,419)      (1,239,200)        (129,837)
------------------------------------------------------------------------------------------
Net increase (decrease)                      (1,149,585)      (1,012,409)         (94,717)
------------------------------------------------------------------------------------------

                                                       YEAR ENDED JUNE 30, 2005
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                            973,442          118,798           49,187
Issued for reinvested distributions             330,855           77,493            7,167
Redeemed                                     (2,306,644)        (898,813)        (111,173)
------------------------------------------------------------------------------------------
Net increase (decrease)                      (1,002,347)        (702,522)         (54,819)
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

104  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                                                       MICHIGAN TAX-EXEMPT FUND
                                                    PERIOD ENDED AUG. 31, 2006(a)
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                            125,670            1,992            5,188
Issued for reinvested distributions              42,120            1,857            1,100
Redeemed                                       (230,194)        (139,247)         (25,467)
------------------------------------------------------------------------------------------
Net increase (decrease)                         (62,404)        (135,398)         (19,179)
------------------------------------------------------------------------------------------

                                                       YEAR ENDED JUNE 30, 2006
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                          1,007,240           25,135           99,433
Issued for reinvested distributions             318,908           19,353           10,644
Redeemed                                     (2,520,700)        (427,991)        (165,508)
------------------------------------------------------------------------------------------
Net increase (decrease)                      (1,194,552)        (383,503)         (55,431)
------------------------------------------------------------------------------------------

                                                       YEAR ENDED JUNE 30, 2005
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                          1,092,631           55,503           63,091
Issued for reinvested distributions             329,971           24,678           10,044
Redeemed                                     (2,177,836)        (420,994)        (105,325)
------------------------------------------------------------------------------------------
Net increase (decrease)                        (755,234)        (340,813)         (32,190)
------------------------------------------------------------------------------------------

                                                      MINNESOTA TAX-EXEMPT FUND
                                                    PERIOD ENDED AUG. 31, 2006(a)
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                          1,249,041           22,719           15,239
Issued for reinvested distributions             296,839           24,100            6,760
Redeemed                                     (1,650,357)      (1,099,618)         (62,221)
------------------------------------------------------------------------------------------
Net increase (decrease)                        (104,477)      (1,052,799)         (40,222)
------------------------------------------------------------------------------------------

                                                       YEAR ENDED JUNE 30, 2006
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                          5,404,198          310,952          309,585
Issued for reinvested distributions           1,880,076          191,786           42,259
Redeemed                                    (12,427,629)      (2,948,175)        (447,815)
------------------------------------------------------------------------------------------
Net increase (decrease)                      (5,143,355)      (2,445,437)         (95,971)
------------------------------------------------------------------------------------------

                                                       YEAR ENDED JUNE 30, 2005
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                          7,546,438          419,686          378,689
Issued for reinvested distributions           2,015,244          243,032           44,107
Redeemed                                    (12,549,607)      (2,978,564)        (513,275)
------------------------------------------------------------------------------------------
Net increase (decrease)                      (2,987,925)      (2,315,846)         (90,479)
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  105

                                                       NEW YORK TAX-EXEMPT FUND
                                                    PERIOD ENDED AUG. 31, 2006(a)
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                            252,039           20,852            6,460
Issued for reinvested distributions              66,580            5,730            1,126
Redeemed                                       (456,343)        (230,530)         (12,175)
------------------------------------------------------------------------------------------
Net increase (decrease)                        (137,724)        (203,948)          (4,589)
------------------------------------------------------------------------------------------

                                                       YEAR ENDED JUNE 30, 2006
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                          1,420,333          123,189           46,590
Issued for reinvested distributions             525,877           57,046            9,561
Redeemed                                     (3,327,671)        (729,908)         (89,076)
------------------------------------------------------------------------------------------
Net increase (decrease)                      (1,381,461)        (549,673)         (32,925)
------------------------------------------------------------------------------------------

                                                       YEAR ENDED JUNE 30, 2005
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                          1,273,990          118,256           58,049
Issued for reinvested distributions             609,569           72,640           12,015
Redeemed                                     (3,468,592)      (1,058,818)        (193,383)
------------------------------------------------------------------------------------------
Net increase (decrease)                      (1,585,033)        (867,922)        (123,319)
------------------------------------------------------------------------------------------

                                                         OHIO TAX-EXEMPT FUND
                                                    PERIOD ENDED AUG. 31, 2006(a)
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                            194,690           10,118            2,707
Issued for reinvested distributions              36,662            3,603            1,235
Redeemed                                       (401,786)         (96,356)         (20,427)
------------------------------------------------------------------------------------------
Net increase (decrease)                        (170,434)         (82,635)         (16,485)
------------------------------------------------------------------------------------------

                                                       YEAR ENDED JUNE 30, 2006
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                            892,271           35,150           21,350
Issued for reinvested distributions             229,263           26,859            7,950
Redeemed                                     (2,470,653)        (554,877)         (86,600)
------------------------------------------------------------------------------------------
Net increase (decrease)                      (1,349,119)        (492,868)         (57,300)
------------------------------------------------------------------------------------------

                                                       YEAR ENDED JUNE 30, 2005
                                                CLASS A          CLASS B          CLASS C
------------------------------------------------------------------------------------------
Sold                                            634,596           83,991           47,441
Issued for reinvested distributions             246,552           28,844            8,876
Redeemed                                     (2,278,127)        (509,146)        (142,885)
------------------------------------------------------------------------------------------
Net increase (decrease)                      (1,396,979)        (396,311)         (86,568)
------------------------------------------------------------------------------------------

(a)   For the period from July 1, 2006 to Aug. 31, 2006.


------------------------------------------------------------------------------

106  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

5. INTEREST RATE FUTURES CONTRACTS

At Aug. 31, 2006, RiverSource California Tax-Exempt Fund's investments in securities included securities valued at $36,885 that were pledged as collateral to cover initial margin deposits on 38 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2006 was $4,131,875 with a net unrealized loss of $18,114. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource Massachusetts Tax-Exempt Fund's investments in securities included securities valued at $18,955 that were pledged as collateral to cover initial margin deposits on 13 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2006 was $1,414,313 with a net unrealized loss of $6,226. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource Michigan Tax-Exempt Fund's investments in securities included securities valued at $17,807 that were pledged as collateral to cover initial margin deposits on 11 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2006 was $1,195,875 with a net unrealized loss of $5,236. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource Minnesota Tax-Exempt Fund's investments in securities included securities valued at $79,978 that were pledged as collateral to cover initial margin deposits on 72 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2006 was $7,830,563 with a net unrealized loss of $34,388. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource New York Tax-Exempt Fund's investments in securities included securities valued at $19,601 that were pledged as collateral to cover initial margin deposits on 15 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2006 was $1,632,750 with a net unrealized loss of $7,217. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource Ohio Tax-Exempt Fund's investments in securities included securities valued at $16,835 that were pledged as collateral to cover initial margin deposits on 10 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2006 was $1,088,500 with a net unrealized loss of $4,811. See "Summary of significant accounting policies" and "Notes to investments in securities."


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  107

6. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Each Fund had no borrowings outstanding during the period ended Aug. 31, 2006.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs at Aug. 31, 2006 are as follows:

FUND                                      2012         2013            2014
-------------------------------------------------------------------------------
California Tax-Exempt Fund              $     --    $        --      $ 109,278
Massachusetts Tax-Exempt Fund                 --             --        150,080
Michigan Tax-Exempt Fund                      --             --         73,073
Minnesota Tax-Exempt Fund                     --      1,520,753        913,006
New York Tax-Exempt Fund                      --             --         79,756
Ohio Tax-Exempt Fund                      39,505             --         51,069

It is unlikely the Board will authorize distributions of any net realized capital gains for the Funds until the respective capital loss carry-overs have been offset or expire.


------------------------------------------------------------------------------

108  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  109

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

9. CHANGE OF FUND'S FISCAL YEAR

The By-Laws of each Fund were amended on April 13, 2006, changing their fiscal year end from June 30 to Aug. 31, effective Aug. 31, 2006.


------------------------------------------------------------------------------

110  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource California Tax-Exempt Fund

CLASS A

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 5.06           $  5.27       $  5.11       $  5.37       $  5.23       $  5.18
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .03               .19           .20           .21           .23           .24
Net gains (losses) (both realized
and unrealized)                               .10              (.15)          .23          (.20)          .14           .05
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .13               .04           .43           .01           .37           .29
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.03)             (.19)         (.20)         (.21)         (.23)         (.24)
Distributions from realized gains              --              (.06)         (.07)         (.06)           --            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.03)             (.25)         (.27)         (.27)         (.23)         (.24)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.16           $  5.06       $  5.27       $  5.11       $  5.37       $  5.23
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $  170           $   171       $   190       $   194       $   237       $   234
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                           .79%(d),(e)       .81%(d)       .86%          .86%          .85%          .84%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.81%(e)          3.69%         3.71%         4.03%         4.34%         4.56%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               7%               20%           28%           30%           95%           16%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.63%(g)           .81%         8.53%          .25%         7.26%         5.66%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.87% for the period ended Aug. 31, 2006 and 0.88% for the year ended June 30, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  111

RiverSource California Tax-Exempt Fund

CLASS B

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 5.06           $  5.27       $  5.11       $  5.37       $  5.23       $  5.17
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .03               .15           .16           .17           .19           .20
Net gains (losses) (both realized
and unrealized)                               .10              (.15)          .23          (.20)          .14           .06
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .13                --           .39          (.03)          .33           .26
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.03)             (.15)         (.16)         (.17)         (.19)         (.20)
Distributions from realized gains              --              (.06)         (.07)         (.06)           --            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.03)             (.21)         (.23)         (.23)         (.19)         (.20)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.16           $  5.06       $  5.27       $  5.11       $  5.37       $  5.23
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $    9           $    11       $    16       $    21       $    27       $    27
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                          1.55%(d),(e)      1.57%(d)      1.61%         1.61%         1.60%         1.59%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.01%(e)          2.92%         2.95%         3.28%         3.58%         3.81%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               7%               20%           28%           30%           95%           16%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.50%(g)           .05%         7.72%         (.50%)        6.44%         5.07%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.62% for the period ended Aug. 31, 2006 and 1.63% for the year ended June 30, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

112  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource California Tax-Exempt Fund

CLASS C

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 5.07           $  5.28       $  5.12       $  5.38       $  5.24       $  5.18
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .03               .15           .16           .17           .19           .20
Net gains (losses) (both realized
and unrealized)                               .10              (.15)          .23          (.20)          .14           .06
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .13                --           .39          (.03)          .33           .26
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.03)             (.15)         (.16)         (.17)         (.19)         (.20)
Distributions from realized gains              --              (.06)         (.07)         (.06)           --            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.03)             (.21)         (.23)         (.23)         (.19)         (.20)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.17           $  5.07       $  5.28       $  5.12       $  5.38       $  5.24
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $    2           $     2       $     3       $     4       $     5       $     3
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                          1.55%(d),(e)      1.58%(d)      1.62%         1.62%         1.61%         1.60%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.05%(e)          2.93%         2.94%         3.27%         3.56%         3.86%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               7%               20%           28%           30%           95%           16%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.50%(g)           .06%         7.71%         (.50%)        6.43%         5.07%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.63% for the period ended Aug. 31, 2006 and 1.64% for the year ended June 30, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  113

RiverSource Massachusetts Tax-Exempt Fund

CLASS A

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 5.22           $  5.45       $  5.26       $  5.51       $  5.37       $  5.28
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .03               .18           .17           .18           .19           .22
Net gains (losses) (both realized
and unrealized)                               .11              (.20)          .22          (.19)          .16           .09
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .14              (.02)          .39          (.01)          .35           .31
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.03)             (.18)         (.17)         (.18)         (.19)         (.22)
Distributions from realized gains              --              (.03)         (.03)         (.06)         (.02)           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.03)             (.21)         (.20)         (.24)         (.21)         (.22)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.33           $  5.22       $  5.45       $  5.26       $  5.51       $  5.37
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $   49           $    48       $    56       $    59       $    73       $    66
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                           .79%(d),(e)       .81%(d)       .88%(d)       .88%(d)       .88%(d)       .91%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.52%(e)          3.38%         3.17%         3.35%         3.57%         4.11%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               5%               17%            9%           14%          141%           53%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.72%(g)          (.29%)        7.42%         (.24%)        6.73%         5.94%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.05% for the period ended Aug. 31, 2006 and 0.97%, 0.94%, 0.93% and 0.92% for the years ended June 30, 2006, 2005,
      2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

114  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

CLASS B

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 5.22           $  5.45       $  5.26       $  5.51       $  5.37       $  5.28
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .03               .14           .13           .14           .15           .18
Net gains (losses) (both realized
and unrealized)                               .10              (.20)          .22          (.19)          .16           .09
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .13              (.06)          .35          (.05)          .31           .27
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.02)             (.14)         (.13)         (.14)         (.15)         (.18)
Distributions from realized gains              --              (.03)         (.03)         (.06)         (.02)           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.02)             (.17)         (.16)         (.20)         (.17)         (.18)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.33           $  5.22       $  5.45       $  5.26       $  5.51       $  5.37
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $    9           $    12       $    18       $    21       $    24       $    24
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                          1.55%(d),(e)      1.58%(d)      1.64%(d)      1.64%(d)      1.63%(d)      1.66%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  2.72%(e)          2.61%         2.41%         2.59%         2.81%         3.34%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               5%               17%            9%           14%          141%           53%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.58%(g)         (1.05%)        6.61%         (.99%)        5.92%         5.15%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.79% for the period ended Aug. 31, 2006 and 1.72%, 1.69%, 1.69% and 1.68% for the years ended June 30, 2006, 2005,
      2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  115

RiverSource Massachusetts Tax-Exempt Fund

CLASS C

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 5.21           $  5.44       $  5.26       $  5.51       $  5.37       $  5.28
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .03               .14           .13           .14           .15           .18
Net gains (losses) (both realized
and unrealized)                               .11              (.20)          .21          (.19)          .16           .09
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .14              (.06)          .34          (.05)          .31           .27
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.03)             (.14)         (.13)         (.14)         (.15)         (.18)
Distributions from realized gains              --              (.03)         (.03)         (.06)         (.02)           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.03)             (.17)         (.16)         (.20)         (.17)         (.18)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.32           $  5.21       $  5.44       $  5.26       $  5.51       $  5.37
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $    1           $     1       $     1       $     2       $     2       $     2
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                          1.55%(d),(e)      1.58%(d)      1.64%(d)      1.64%(d)      1.64%(d)      1.66%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  2.76%(e)          2.62%         2.41%         2.58%         2.88%         3.32%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               5%               17%            9%           14%          141%           53%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.59%(g)         (1.05%)        6.41%         (.97%)        5.91%         5.16%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.81% for the period ended Aug. 31, 2006 and 1.73%, 1.70%, 1.69% and 1.68% for the years ended June 30, 2006, 2005,
      2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

116  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

CLASS A

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 5.15           $  5.35       $  5.21       $  5.47       $  5.33       $  5.27
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .03               .18           .18           .19           .22           .24
Net gains (losses) (both realized
and unrealized)                               .10              (.16)          .17          (.18)          .19           .06
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .13               .02           .35           .01           .41           .30
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.03)             (.18)         (.18)         (.19)         (.22)         (.24)
Distributions from realized gains              --              (.04)         (.03)         (.08)         (.05)           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.03)             (.22)         (.21)         (.27)         (.27)         (.24)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.25           $  5.15       $  5.35       $  5.21       $  5.47       $  5.33
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $   46           $    45       $    53       $    56       $    70       $    70
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                           .79%(d),(e)       .81%(d)       .88%(d)       .88%(d)       .88%(d)       .92%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.44%(e)          3.38%         3.45%         3.55%         4.06%         4.57%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               6%               16%            9%           32%          113%           33%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.54%(g)           .40%         6.80%          .19%         8.00%         5.83%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.09% for the period ended Aug. 31, 2006 and 0.98%, 0.96%, 0.94% and 0.93% for the years ended June 30, 2006, 2005,
      2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  117

RiverSource Michigan Tax-Exempt Fund

CLASS B

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 5.16           $  5.35       $  5.21       $  5.47       $  5.33       $  5.27
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .02               .14           .14           .15           .18           .20
Net gains (losses) (both realized
and unrealized)                               .10              (.15)          .17          (.18)          .19           .06
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .12              (.01)          .31          (.03)          .37           .26
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.02)             (.14)         (.14)         (.15)         (.18)         (.20)
Distributions from realized gains              --              (.04)         (.03)         (.08)         (.05)           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.02)             (.18)         (.17)         (.23)         (.23)         (.20)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.26           $  5.16       $  5.35       $  5.21       $  5.47       $  5.33
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $    3           $     3       $     5       $     7       $     9       $     8
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                          1.55%(d),(e)      1.58%(d)      1.64%(d)      1.63%(d)      1.63%(d)      1.67%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  2.65%(e)          2.61%         2.69%         2.79%         3.28%         3.82%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               6%               16%            9%           32%          113%           33%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.39%(g)          (.17%)        5.99%         (.56%)        7.18%         5.04%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.83% for the period ended Aug. 31, 2006 and 1.74%, 1.71%, 1.70% and 1.69% for the years ended June 30, 2006, 2005,
      2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

118  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

CLASS C

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 5.15           $  5.35       $  5.21       $  5.47       $  5.33       $  5.27
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .02               .14           .14           .15           .18           .20
Net gains (losses) (both realized
and unrealized)                               .11              (.16)          .17          (.18)          .19           .06
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .13              (.02)          .31          (.03)          .37           .26
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.02)             (.14)         (.14)         (.15)         (.18)         (.20)
Distributions from realized gains              --              (.04)         (.03)         (.08)         (.05)           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.02)             (.18)         (.17)         (.23)         (.23)         (.20)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.26           $  5.15       $  5.35       $  5.21       $  5.47       $  5.33
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $    1           $     1       $     2       $     2       $     2       $     1
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                          1.55%(d),(e)      1.57%(d)      1.64%(d)      1.64%(d)      1.63%(d)      1.66%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  2.67%(e)          2.61%         2.70%         2.80%         3.27%         3.80%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               6%               16%            9%           32%          113%           33%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.59%(g)          (.36%)        5.99%         (.57%)        7.18%         5.05%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.84% for the period ended Aug. 31, 2006 and 1.74%, 1.72%, 1.70% and 1.69% for the years ended June 30, 2006, 2005,
      2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  119

RiverSource Minnesota Tax-Exempt Fund

CLASS A

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 5.17           $  5.35       $  5.20       $  5.37       $  5.20       $  5.14
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .03               .18           .18           .19           .22           .25
Net gains (losses) (both realized
and unrealized)                               .10              (.17)          .17          (.17)          .17           .06
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .13               .01           .35           .02           .39           .31
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.03)             (.18)         (.18)         (.19)         (.22)         (.25)
Distributions from realized gains              --              (.01)         (.02)           --            --            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.03)             (.19)         (.20)         (.19)         (.22)         (.25)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.27           $  5.17       $  5.35       $  5.20       $  5.37       $  5.20
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $  309           $   303       $   341       $   347       $   393       $   375
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                           .79%(d),(e)       .81%(d)       .85%          .84%          .84%          .83%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.60%(e)          3.52%         3.37%         3.60%         4.26%         4.82%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               3%               13%           15%           23%           73%           36%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.56%(g)           .29%         6.73%          .32%         7.78%         6.15%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.87% for the period ended Aug. 31, 2006 and 0.86% for the year ended June 30, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

120  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

CLASS B

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 5.17           $  5.35       $  5.20       $  5.37       $  5.20       $  5.14
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .03               .14           .14           .15           .18           .21
Net gains (losses) (both realized
and unrealized)                               .10              (.17)          .17          (.17)          .17           .06
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .13              (.03)          .31          (.02)          .35           .27
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.03)             (.14)         (.14)         (.15)         (.18)         (.21)
Distributions from realized gains              --              (.01)         (.02)           --            --            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.03)             (.15)         (.16)         (.15)         (.18)         (.21)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.27           $  5.17       $  5.35       $  5.20       $  5.37       $  5.20
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $   29           $    34       $    49       $    59       $    68       $    64
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                          1.55%(d),(e)      1.57%(d)      1.60%         1.59%         1.59%         1.59%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  2.81%(e)          2.75%         2.62%         2.85%         3.48%         4.02%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               3%               13%           15%           23%           73%           36%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.42%(g)          (.47%)        5.94%         (.44%)        6.97%         5.36%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.62% for the period ended Aug. 31, 2006 and 1.62% for the year ended June 30, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  121

RiverSource Minnesota Tax-Exempt Fund

CLASS C

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 5.17           $  5.35       $  5.20       $  5.37       $  5.20       $  5.14
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .03               .14           .14           .15           .18           .21
Net gains (losses) (both realized
and unrealized)                               .10              (.17)          .17          (.17)          .17           .06
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .13              (.03)          .31          (.02)          .35           .27
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.03)             (.14)         (.14)         (.15)         (.18)         (.21)
Distributions from realized gains              --              (.01)         (.02)           --            --            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.03)             (.15)         (.16)         (.15)         (.18)         (.21)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.27           $  5.17       $  5.35       $  5.20       $  5.37       $  5.20
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $    8           $     8       $     9       $     9       $     9       $     5
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                          1.55%(d),(e)      1.57%(d)      1.61%         1.60%         1.60%         1.59%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  2.84%(e)          2.76%         2.62%         2.84%         3.44%         4.04%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               3%               13%           15%           23%           73%           36%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.42%(g)          (.47%)        5.94%         (.44%)        6.96%         5.36%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.63% for the period ended Aug. 31, 2006 and 1.62% for the year ended June 30, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

122  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund

CLASS A

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 4.95           $  5.18       $  5.07       $  5.36       $  5.16       $  5.12
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .03               .19           .18           .18           .20           .22
Net gains (losses) (both realized
and unrealized)                               .10              (.18)          .17          (.18)          .22           .04
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .13               .01           .35            --           .42           .26
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.03)             (.19)         (.18)         (.18)         (.20)         (.22)
Distributions from realized gains              --              (.05)         (.06)         (.11)         (.02)           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.03)             (.24)         (.24)         (.29)         (.22)         (.22)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.05           $  4.95       $  5.18       $  5.07       $  5.36       $  5.16
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $   63           $    63       $    73       $    79       $    97       $    92
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                           .79%(d),(e)       .81%(d)       .88%(d)       .88%(d)       .88%(d)       .90%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.77%(e)          3.75%         3.47%         3.44%         3.88%         4.38%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               7%               17%           30%           36%           91%           44%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.67%(g)           .20%         7.04%         (.02%)        8.43%         5.26%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.01% for the period ended Aug. 31, 2006 and 0.96%, 0.92%, 0.93% and 0.90% for the years ended June 30, 2006, 2005,
      2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  123

RiverSource New York Tax-Exempt Fund

CLASS B

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 4.95           $  5.18       $  5.07       $  5.36       $  5.16       $  5.12
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .03               .15           .14           .14           .16           .19
Net gains (losses) (both realized
and unrealized)                               .10              (.18)          .17          (.18)          .22           .04
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .13              (.03)          .31          (.04)          .38           .23
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.03)             (.15)         (.14)         (.14)         (.16)         (.19)
Distributions from realized gains              --              (.05)         (.06)         (.11)         (.02)           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.03)             (.20)         (.20)         (.25)         (.18)         (.19)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.05           $  4.95       $  5.18       $  5.07       $  5.36       $  5.16
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $    7           $     8       $    11       $    15       $    18       $    18
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                          1.55%(d),(e)      1.58%(d)      1.64%(d)      1.63%(d)      1.63%(d)      1.65%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  2.98%(e)          2.98%         2.70%         2.69%         3.13%         3.60%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               7%               17%           30%           36%           91%           44%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.54%(g)          (.55%)        6.23%         (.78%)        7.61%         4.48%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.76% for the period ended Aug. 31, 2006 and 1.71%, 1.67%, 1.69% and 1.66% for the years ended June 30, 2006, 2005,
      2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

124  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund

CLASS C

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 4.95           $  5.18       $  5.07       $  5.36       $  5.16       $  5.11
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .03               .15           .14           .14           .16           .19
Net gains (losses) (both realized
and unrealized)                               .10              (.18)          .17          (.18)          .22           .05
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .13              (.03)          .31          (.04)          .38           .24
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.03)             (.15)         (.14)         (.14)         (.16)         (.19)
Distributions from realized gains              --              (.05)         (.06)         (.11)         (.02)           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.03)             (.20)         (.20)         (.25)         (.18)         (.19)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.05           $  4.95       $  5.18       $  5.07       $  5.36       $  5.16
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $    1           $     1       $     1       $     2       $     2       $     1
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                          1.55%(d),(e)      1.58%(d)      1.64%(d)      1.63%(d)      1.64%(d)      1.66%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.01%(e)          2.99%         2.70%         2.68%         3.07%         3.69%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               7%               17%           30%           36%           91%           44%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.54%(g)          (.55%)        6.23%         (.78%)        7.60%         4.68%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.78% for the period ended Aug. 31, 2006 and 1.72%, 1.68%, 1.69% and 1.66% for the years ended June 30, 2006, 2005,
      2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  125

RiverSource Ohio Tax-Exempt Fund

CLASS A

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 5.15           $  5.35       $  5.16       $  5.43       $  5.35       $  5.27
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .03               .17           .16           .17           .18           .22
Net gains (losses) (both realized
and unrealized)                               .11              (.19)          .19          (.20)          .19           .08
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .14              (.02)          .35          (.03)          .37           .30
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.03)             (.18)         (.16)         (.17)         (.18)         (.22)
Distributions from realized gains              --                --            --          (.07)         (.11)           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.03)             (.18)         (.16)         (.24)         (.29)         (.22)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.26           $  5.15       $  5.35       $  5.16       $  5.43       $  5.35
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $   42           $    42       $    51       $    56       $    67       $    69
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                           .79%(d),(e)       .81%(d)       .88%(d)       .88%(d)       .88%(d)       .91%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.45%(e)          3.31%         3.07%         3.13%         3.40%         4.22%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               7%               18%           33%           17%          194%           33%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.73%(g)          (.41%)        6.90%         (.67%)        7.08%         5.87%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.10% for the period ended Aug. 31, 2006 and 0.99%, 0.95%, 0.95% and 0.92% for the years ended June 30, 2006, 2005,
      2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

126  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

CLASS B

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 5.15           $  5.35       $  5.16       $  5.43       $  5.34       $  5.27
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .02               .13           .12           .13           .14           .18
Net gains (losses) (both realized
and unrealized)                               .11              (.19)          .19          (.20)          .20           .07
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .13              (.06)          .31          (.07)          .34           .25
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.02)             (.14)         (.12)         (.13)         (.14)         (.18)
Distributions from realized gains              --                --            --          (.07)         (.11)           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.02)             (.14)         (.12)         (.20)         (.25)         (.18)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.26           $  5.15       $  5.35       $  5.16       $  5.43       $  5.34
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $    5           $     5       $     8       $    10       $    13       $    12
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                          1.55%(d),(e)      1.58%(d)      1.64%(d)      1.63%(d)      1.63%(d)      1.66%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  2.67%(e)          2.54%         2.31%         2.38%         2.62%         3.46%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               7%               18%           33%           17%          194%           33%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.60%(g)         (1.17%)        6.10%        (1.43%)        6.47%         4.89%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.85% for the period ended Aug. 31, 2006 and 1.74%, 1.70%, 1.71% and 1.68% for the years ended June 30, 2006, 2005,
      2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  127

RiverSource Ohio Tax-Exempt Fund

CLASS C

----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------
                                          PERIOD ENDED
                                            AUG. 31,                              YEAR ENDED JUNE 30,
                                             2006(b)         2006          2005          2004          2003          2002
Net asset value, beginning of period       $ 5.16           $  5.35       $  5.16       $  5.43       $  5.35       $  5.28
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .02               .13           .12           .13           .14           .18
Net gains (losses) (both realized
and unrealized)                               .10              (.18)          .19          (.20)          .19           .07
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .12              (.05)          .31          (.07)          .33           .25
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.02)             (.14)         (.12)         (.13)         (.14)         (.18)
Distributions from realized gains              --                --            --          (.07)         (.11)           --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.02)             (.14)         (.12)         (.20)         (.25)         (.18)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.26           $  5.16       $  5.35       $  5.16       $  5.43       $  5.35
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $    1           $     2       $     2       $     2       $     3       $     1
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                          1.55%(d),(e)      1.58%(d)      1.64%(d)      1.63%(d)      1.63%(d)      1.66%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  2.69%(e)          2.55%         2.31%         2.38%         2.54%         3.45%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               7%               18%           33%           17%          194%           33%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                              2.40%(g)          (.98%)        6.10%        (1.44%)        6.26%         4.89%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.86% for the period ended Aug. 31, 2006 and 1.75%, 1.71%, 1.71% and 1.68% for the years ended June 30, 2006, 2005,
      2004 and 2003, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

128  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of RiverSource California Tax-Exempt Fund (a fund within RiverSource California Tax-Exempt Trust) and RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund (funds within RiverSource Special Tax-Exempt Series Trust) as of August 31, 2006, the related statements of operations for the period from July 1, 2006 to August 31, 2006 and for the year ended June 30, 2006, the statements of changes in net assets for the period from July 1, 2006 to August 31, 2006 and for each of the years in the two-year period ended June 30, 2006, and the financial highlights for the period from July 1, 2006 to August 31, 2006 and for each of the years in the five-year period ended June 30, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  129

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource California Tax-Exempt Fund, RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund as of August 31, 2006, and the results of their operations, changes in their net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Minneapolis, Minnesota

October 20, 2006


------------------------------------------------------------------------------

130  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

RiverSource California Tax-Exempt Fund
For the period from July 1, 2006 to Aug. 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- 99.99% are tax-exempt.

PAYABLE DATE                                                        PER SHARE
July 26, 2006........................................................$ 0.01616
Aug. 28, 2006..........................................................0.01745
Total distributions..................................................$ 0.03361

CLASS B

INCOME DISTRIBUTIONS -- 99.99% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 26, 2006........................................................$ 0.01289
Aug. 28, 2006..........................................................0.01392
Total distributions..................................................$ 0.02681

CLASS C

INCOME DISTRIBUTIONS -- 99.99% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 26, 2006........................................................$ 0.01300
Aug. 28, 2006..........................................................0.01395
Total distributions..................................................$ 0.02695

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2006 was 7.54%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  131

RiverSource Massachusetts Tax-Exempt Fund
For the period from July 1, 2006 to Aug. 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- 99.99% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 26, 2006 .......................................................$ 0.01519
Aug. 28, 2006 .........................................................0.01674
Total distributions .................................................$ 0.03193

CLASS B

INCOME DISTRIBUTIONS -- 99.99% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 26, 2006 .......................................................$ 0.01185
Aug. 28, 2006 .........................................................0.01311
Total distributions..................................................$ 0.02496

CLASS C

INCOME DISTRIBUTIONS -- 99.99% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 26, 2006 .......................................................$ 0.01192
Aug. 28, 2006 .........................................................0.01310
Total distributions..................................................$ 0.02502

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2006 was 2.88%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


------------------------------------------------------------------------------

132  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund
For the period from July 1, 2006 to Aug. 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 26, 2006 .......................................................$ 0.01474
Aug. 28, 2006 .........................................................0.01627
Total distributions..................................................$ 0.03101

CLASS B

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 28, 2006 .......................................................$ 0.01113
Aug. 29, 2006 .........................................................0.01271
Total distributions..................................................$ 0.02384

CLASS C

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 28, 2006 .......................................................$ 0.01119
Aug. 29, 2006 .........................................................0.01268
Total distributions..................................................$ 0.02387

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2006 was 0.55%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  133

RiverSource Minnesota Tax-Exempt Fund
For the period from July 1, 2006 to Aug. 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- 99.72% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 26, 2006 .......................................................$ 0.01546
Aug. 28, 2006 .........................................................0.01693
Total distributions..................................................$ 0.03239

CLASS B

INCOME DISTRIBUTIONS -- 99.72% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 26, 2006 .......................................................$ 0.01216
Aug. 28, 2006 .........................................................0.01333
Total distributions..................................................$ 0.02549

CLASS C

INCOME DISTRIBUTIONS -- 99.72% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 26, 2006 .......................................................$ 0.01223
Aug. 28, 2006 .........................................................0.01313
Total distributions..................................................$ 0.02536

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2006 was 6.55%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


------------------------------------------------------------------------------

134  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund
For the period from July 1, 2006 to Aug. 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 26, 2006 .......................................................$ 0.01564
Aug. 28, 2006 .........................................................0.01696
Total distributions..................................................$ 0.03260

CLASS B

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 26, 2006 .......................................................$ 0.01248
Aug. 28, 2006 .........................................................0.01352
Total distributions..................................................$ 0.02600

CLASS C

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 26, 2006 .......................................................$ 0.01254
Aug. 28, 2006 .........................................................0.01352
Total distributions..................................................$ 0.02606

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2006 was 3.10%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  135

RiverSource Ohio Tax-Exempt Fund
For the period from July 1, 2006 to Aug. 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 26, 2006 .......................................................$ 0.01473
Aug. 28, 2006 .........................................................0.01625
Total distributions..................................................$ 0.03098

CLASS B

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 26, 2006 .......................................................$ 0.01147
Aug. 28, 2006 .........................................................0.01267
Total distributions..................................................$ 0.02414

CLASS C

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                         PER SHARE
July 26, 2006 .......................................................$ 0.01150
Aug. 28, 2006 .........................................................0.01267
Total distributions..................................................$ 0.02417

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2006 was 3.21%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


------------------------------------------------------------------------------

136  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Aug. 31, 2006.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  137

RiverSource California Tax-Exempt Fund

                                      BEGINNING          ENDING           EXPENSES
                                    ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING       ANNUALIZED
                                    MARCH 1, 2006     AUG. 31, 2006     THE PERIOD(a)     EXPENSE RATIO
-------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,017.50           $4.02             .79%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,021.22           $4.02             .79%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,015.50           $7.87             1.55%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,017.39           $7.88             1.55%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,015.60           $7.87             1.55%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,017.39           $7.88             1.55%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Aug. 31, 2006:
      +1.75% for Class A, +1.55% for Class B and +1.56% for Class C.


------------------------------------------------------------------------------

138  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

                                      BEGINNING          ENDING           EXPENSES
                                    ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING       ANNUALIZED
                                    MARCH 1, 2006     AUG. 31, 2006     THE PERIOD(a)     EXPENSE RATIO
-------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,017.90           $4.02             .79%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,021.22           $4.02             .79%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,014.00           $7.87             1.55%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,017.39           $7.88             1.55%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,012.20           $7.86             1.55%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,017.39           $7.88             1.55%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Aug. 31, 2006:
      +1.79% for Class A, +1.40% for Class B and +1.22% for Class C.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  139

RiverSource Michigan Tax-Exempt Fund

                                      BEGINNING          ENDING           EXPENSES
                                    ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING       ANNUALIZED
                                    MARCH 1, 2006     AUG. 31, 2006     THE PERIOD(a)     EXPENSE RATIO
-------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,015.70           $4.01             .79%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,021.22           $4.02             .79%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,013.60           $7.87             1.55%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,017.39           $7.88             1.55%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,013.60           $7.87             1.55%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,017.39           $7.88             1.55%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Aug. 31, 2006:
      +1.57% for Class A, +1.36% for Class B and +1.36% for Class C.


------------------------------------------------------------------------------

140  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

                                      BEGINNING          ENDING           EXPENSES
                                    ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING       ANNUALIZED
                                    MARCH 1, 2006     AUG. 31, 2006     THE PERIOD(a)     EXPENSE RATIO
-------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,016.40           $4.02             .79%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,021.22           $4.02             .79%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,012.50           $7.86             1.55%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,017.39           $7.88             1.55%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,012.50           $7.86             1.55%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,017.39           $7.88             1.55%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Aug. 31, 2006:
      +1.64% for Class A, +1.25% for Class B and +1.25% for Class C.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  141

RiverSource New York Tax-Exempt Fund

                                      BEGINNING          ENDING           EXPENSES
                                    ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING       ANNUALIZED
                                    MARCH 1, 2006     AUG. 31, 2006     THE PERIOD(a)     EXPENSE RATIO
-------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,017.40           $4.02             .79%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,021.22           $4.02             .79%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,013.50           $7.87             1.55%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,017.39           $7.88             1.55%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,013.50           $7.87             1.55%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,017.39           $7.88             1.55%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Aug. 31, 2006:
      +1.74% for Class A, +1.35% for Class B and +1.35% for Class C.


------------------------------------------------------------------------------

142  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

                                      BEGINNING          ENDING           EXPENSES
                                    ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING       ANNUALIZED
                                    MARCH 1, 2006     AUG. 31, 2006     THE PERIOD(a)     EXPENSE RATIO
-------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,015.60           $4.01             .79%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,021.22           $4.02             .79%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,011.70           $7.86             1.55%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,017.39           $7.88             1.55%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000           $1,011.70           $7.86             1.55%
-------------------------------------------------------------------------------------------------------
   Hypothetical                        $1,000           $1,017.39           $7.88             1.55%
   (5% return before expenses)
-------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Aug. 31, 2006:
      +1.56% for Class A, +1.17% for Class B and +1.17% for Class C.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  143

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                          POSITION HELD
ADDRESS,                       WITH FUND AND         PRINCIPAL OCCUPATION                  OTHER
AGE                            LENGTH OF SERVICE     DURING PAST FIVE YEARS                DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
Kathleen Blatz                 Board member          Chief Justice, Minnesota Supreme
901 S. Marquette Ave.          since 2006            Court, 1998-2005
Minneapolis, MN 55402
Age 52

---------------------------------------------------------------------------------------------------------------------
Arne H. Carlson                Board member          Chair, Board Services Corporation
901 S. Marquette Ave.          since 1999            (provides administrative services
Minneapolis, MN 55402                                to boards); former Governor
Age 71                                               of Minnesota

---------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn              Board member          Trustee Professor of Economics and
901 S. Marquette Ave.          since 2004            Management, Bentley College;
Minneapolis, MN 55402                                former Dean, McCallum Graduate
Age 55                                               School of Business, Bentley College

---------------------------------------------------------------------------------------------------------------------
Anne P. Jones                  Board member          Attorney and Consultant
901 S. Marquette Ave.          since 1985
Minneapolis, MN 55402
Age 71

---------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind                Board member          Former Managing Director,             American Progressive
901 S. Marquette Ave.          since 2005            Shikiar Asset Management              Insurance
Minneapolis, MN 55402
Age 71

---------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.          Board member          President Emeritus and                Valmont Industries, Inc.
901 S. Marquette Ave.          since 2002            Professor of Economics,               (manufactures irrigation
Minneapolis, MN 55402                                Carleton College                      systems)
Age 67

---------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

144  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

NAME,                          POSITION HELD
ADDRESS,                       WITH FUND AND         PRINCIPAL OCCUPATION                  OTHER
AGE                            LENGTH OF SERVICE     DURING PAST FIVE YEARS                DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
Catherine James Paglia         Board member          Director, Enterprise Asset            Strategic Distribution,
901 S. Marquette Ave.          since 2004            Management, Inc. (private real        Inc. (transportation,
Minneapolis, MN 55402                                estate and asset management           distribution and logistics
Age 54                                               company)                              consultants)

---------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor                 Board member          President and Chief Executive
901 S. Marquette Ave.          since 2006            Officer, SBLI USA Mutual Life
Minneapolis, MN 55402                                Insurance Company, Inc. since 1999
Age 53

---------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby           Board member          Chief Executive Officer, RiboNovix,   Hybridon, Inc.
901 S. Marquette Ave.          since 2002            Inc. since 2003 (biotechnology);      (biotechnology);
Minneapolis, MN 55402                                former President, Forester Biotech    American Healthways,
Age 62                                                                                     Inc. (health management
                                                                                           programs)

---------------------------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                          POSITION HELD
ADDRESS,                       WITH FUND AND         PRINCIPAL OCCUPATION                  OTHER
AGE                            LENGTH OF SERVICE     DURING PAST FIVE YEARS                DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------
William F. Truscott**          Board member          President, Ameriprise Certificate
53600 Ameriprise               since 2001,           Company since 2006; President -
Financial Center               Vice President        U.S. Asset Management and Chief
Minneapolis, MN 55474          since 2002,           Investment Officer, Ameriprise
Age 46                         Acting President      Financial, Inc. and President,
                               since 2006            Chairman of the Board and Chief
                                                     Investment Officer, RiverSource
                                                     Investments, LLC since 2005; Senior
                                                     Vice President - Chief Investment
                                                     Officer, Ameriprise Financial, Inc.
                                                     and Chairman of the Board and Chief
                                                     Investment Officer, RiverSource
                                                     Investments, LLC, 2001-2005

---------------------------------------------------------------------------------------------------------------------

 * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

** Paula R. Meyer resigned her position as President for the RiverSource funds. Mr. Truscott has been appointed Acting President and will be assuming the responsibilities of President until a permanent replacement for Ms. Meyer is found.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  145

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President and Acting President, the Fund's other officers are:

FUND OFFICERS

NAME,                          POSITION HELD
ADDRESS,                       WITH FUND AND         PRINCIPAL OCCUPATION
AGE                            LENGTH OF SERVICE     DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                 Treasurer             Vice President - Investment Accounting, Ameriprise Financial,
105 Ameriprise                 since 2002            Inc., since 2002; Vice President - Finance, American Express
Financial Center                                     Company, 2000-2002
Minneapolis, MN 55474
Age 51

-------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley             Vice President        Executive Vice President - Equity and Fixed Income,
172 Ameriprise                 since 2004            Ameriprise Financial, Inc. and RiverSource Investments, LLC
Financial Center                                     since 2006; Vice President - Investments, Ameriprise
Minneapolis, MN 55474                                Certificate Company since 2003; Senior Vice President - Fixed
Age 42                                               Income, Ameriprise Financial, Inc., 2002-2006 and RiverSource
                                                     Investments, LLC, 2004-2006; Managing Director, Zurich Global
                                                     Assets, 2001-2002

-------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                  Vice President,       President of Board Services Corporation
901 S. Marquette Ave.          General Counsel,
Minneapolis, MN 55402          and Secretary
Age 68                         since 1978

-------------------------------------------------------------------------------------------------------------------
Edward S. Dryden*              Acting Chief          Chief Compliance Officer, Ameriprise Certificate Company since
1875 Ameriprise                Compliance Officer    2006; Vice President - Asset Management Compliance,
Financial Center               since 2006            RiverSource Investments, LLC since 2006; Chief Compliance
Minneapolis, MN 55474                                Officer - Mason Street Advisors, LLC, 2002-2006
Age 41

-------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                 Anti-Money            Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise                Laundering Officer    Ameriprise Financial, Inc. since 2004; Manager Anti-Money
Financial Center               since 2004            Laundering, Ameriprise Financial, Inc., 2003-2004; Compliance
Minneapolis, MN 55474                                Director and Bank Secrecy Act Officer, American Express
Age 42                                               Centurion Bank, 2000-2003

-------------------------------------------------------------------------------------------------------------------

*     Beth E. Weimer resigned her position as Chief Compliance Officer for the
      RiverSource funds. Mr. Dryden has been appointed Acting Chief Compliance
      Officer and will be assuming the responsibilities of Chief Compliance
      Officer until a permanent replacement for Ms. Weimer is found.

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.


------------------------------------------------------------------------------

146  RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors/Trustees (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT  147

THROUGH THE RIVERSOURCE INVESTMENTS FAMILY OF FUNDS, YOU CAN BUILD A DIVERSIFIED PORTFOLIO THAT IS DESIGNED TO HELP YOU REACH YOUR GOALS.

GROWTH FUNDS                                     ASSET ALLOCATION FUNDS

RiverSource(SM) Growth Fund                      RiverSource(SM) Portfolio Builder
RiverSource(SM) Fundamental Growth Fund             Conservative Fund
RiverSource(SM) Mid Cap Growth Fund              RiverSource(SM) Income Builder Basic
RiverSource(SM) Aggressive Growth Fund              Income Fund
RiverSource(SM) Small Cap Growth Fund            RiverSource(SM) Income Builder Moderate
Sector: RiverSource(SM) Global                      Income Fund
   Technology Fund                               RiverSource(SM) Income Builder Enhanced
                                                    Income Fund
BLEND FUNDS                                      RiverSource(SM) Portfolio Builder Moderate
                                                    Conservative Fund
RiverSource(SM) Disciplined Equity Fund          RiverSource(SM) Portfolio Builder
RiverSource(SM) Large Cap Equity Fund               Moderate Fund
RiverSource(SM) S&P 500 Index Fund               RiverSource Retirement Plus(SM) 2010 Fund
RiverSource(SM) Disciplined Small and            RiverSource(SM) Balanced Fund
   Mid Cap Equity Fund                           RiverSource(SM) Portfolio Builder Moderate
RiverSource(SM) Small Cap Advantage Fund            Aggressive Fund
RiverSource(SM) Small Company Index Fund         RiverSource Retirement Plus(SM) 2015 Fund
RiverSource(SM) Small Cap Equity Fund            RiverSource(SM) Strategic Allocation Fund
Sector: RiverSource(SM) Precious Metals Fund     RiverSource Retirement Plus(SM) 2020 Fund
                                                 RiverSource(SM) Portfolio Builder
VALUE FUNDS                                         Aggressive Fund
                                                 RiverSource Retirement Plus(SM) 2025 Fund
RiverSource(SM) Dividend Opportunity Fund        RiverSource Retirement Plus(SM) 2030 Fund
RiverSource(SM) Value Fund                       RiverSource Retirement Plus(SM) 2035 Fund
RiverSource(SM) Fundamental Value Fund           RiverSource Retirement Plus(SM) 2040 Fund
RiverSource(SM) Equity Value Fund                RiverSource Retirement Plus(SM) 2045 Fund
RiverSource(SM) Large Cap Value Fund             RiverSource(SM) Portfolio Builder Total
RiverSource(SM) Diversified Equity                  Equity Fund
   Income Fund
RiverSource(SM) Select Value Fund
RiverSource(SM) Mid Cap Value Fund
RiverSource(SM) Disciplined Small Cap
  Value Fund
RiverSource(SM) Small Cap Value Fund
Sector: RiverSource(SM) Real Estate Fund


------------------------------------------------------------------------------

THIS PAGE IS NOT PART OF THE ANNUAL REPORT

TAXABLE INCOME FUNDS                             TAX-EXEMPT FUNDS

RiverSource(SM) Cash Management Fund             RiverSource(SM) Tax-Exempt Money
RiverSource(SM) Short Duration U.S.                 Market Fund
   Government Fund                               RiverSource(SM) Intermediate Tax-Exempt Fund
RiverSource(SM) U.S. Government                  RiverSource(SM) Tax-Exempt Bond Fund
   Mortgage Fund                                 RiverSource(SM) State Tax-Exempt Funds
RiverSource(SM) Inflation Protected              RiverSource(SM) Tax-Exempt High Income Fund
   Securities Fund
RiverSource(SM) Floating Rate Fund               GLOBAL/INTERNATIONAL FUNDS
RiverSource(SM) Limited Duration Bond Fund
RiverSource(SM) Core Bond Fund                   RiverSource(SM) Global Equity Fund
RiverSource(SM) Diversified Bond Fund            RiverSource(SM) International Select
RiverSource(SM) Income Opportunities Fund           Value Fund
RiverSource(SM) High Yield Bond Fund             RiverSource(SM) International Equity Fund
RiverSource(SM) Global Bond Fund                 RiverSource(SM) Disciplined International
RiverSource(SM) Emerging Markets Bond Fund          Equity Fund
                                                 RiverSource(SM) International Opportunity Fund
                                                 RiverSource(SM) International Small Cap Fund
                                                 RiverSource(SM) International Aggressive
                                                    Growth Fund
                                                 RiverSource(SM) European Equity Fund
                                                 RiverSource(SM) Emerging Markets Fund

You should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus of any of the funds listed above, which contains this and other important information about the funds, contact your financial institution or visit riversource.com/funds. Read the prospectus carefully before investing.

Investment products, including shares of mutual funds, involve risks including possible loss of principal and fluctuation in value. Investing in certain funds involves special risks, such as those related to investments in foreign securities, small- and mid-capitalization stocks, fixed income securities (especially high-yield securities), and funds which focus their investments in a particular sector, such as real estate, technology and precious metals. See each fund's prospectus for specific risks associated with the fund.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

"Standard & Poors(R)," "S&P ," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of the McGraw-Hill Companies, Inc. These trademarks and service marks have been licensed for use by Ameriprise Financial, Inc. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Funds.


------------------------------------------------------------------------------

THIS PAGE IS NOT PART OF THE ANNUAL REPORT

RIVERSOURCE(SM) STATE TAX-EXEMPT FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


RIVERSOURCE [LOGO](SM)   This report must be accompanied or preceded by the
      INVESTMENTS        Fund's current prospectus. RiverSource(SM) mutual
                         funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members
                         NASD, and managed by RiverSource Investments, LLC.
                         These companies are part of Ameriprise Financial, Inc.
                                                             S-6328 AD (10/06)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Fund - Related Fees(1),(2)

(a) Audit Fees. The fees paid for the periods represented below, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Special Tax-Exempt Series Trust were as follows:

         Period ended Aug. 31, 2006:        Year ended June 30, 2006:            Year ended June 30, 2005:
                    None;                            $120,500;                             $115,750

(b) Audit - Related Fees. The fees paid for the periods represented below, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Special Tax-Exempt Series Trust were as follows:

         Period ended Aug. 31, 2006:        Year ended June 30, 2006:            Year ended June 30, 2005:
                    None;                            $146;                                  $248

(c) Tax Fees. The fees paid for the periods represented below, to KPMG LLP for tax compliance related services for RiverSource Special Tax-Exempt Series Trust were as follows:

         Period ended Aug. 31, 2006:        Year ended June 30, 2006:            Year ended June 30, 2005:
                    None                             $16,531;                              $15,300

(d) All Other Fees. The fees paid for the periods represented below, to KPMG LLP for additional professional services rendered for RiverSource Special Tax-Exempt Series Trust were as follows:

         Period ended Aug. 31, 2006:        Year ended June 30, 2006:            Year ended June 30, 2005:
                    None;                            $358;                                  $207

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2006 and 2005 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the periods represented below, by the registrant for non-audit services to KPMG LLP were as follows:

         Period ended Aug. 31, 2006:        Year ended June 30, 2006:            Year ended June 30, 2005:
                    None;                            $70,389;                              $154,407

         The fees paid for the periods represented below, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

         Period ended Aug. 31, 2006:        Year ended June 30, 2006:            Year ended June 30, 2005:
                    None;                            $53,500;                              $138,900

(h) 100% of the services performed for item (g) above during 2006 and 2005 were pre-approved by the audit committee.

(1) Year ended June 30, 2005 represents bills paid 7/1/04 - 6/30/05
    Year ended June 30, 2006 represents bills paid 7/1/05 - 6/30/06
    Period ended Aug. 31, 2006 represents bills paid 7/1/06 - 8/31/06
(2) The By-Laws of each Fund were amended on April 13, 2006, changing their fiscal year end from June 30 to Aug. 31, effective Aug. 31, 2006.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  RiverSource Special Tax-Exempt Series Trust


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          November 3, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          November 3, 2006


By                        /s/ Jeffrey P. Fox
                          -----------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          November 3, 2006